                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5188

                   American Century Variable Portfolios, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                     4500 Main Street Kansas City, MO. 64111
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO. 64111
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (816) 531-5575

Date of fiscal year end:   December 31, 2002

Date of reporting period:  June 30, 2003

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders

[front cover]

June 30, 2003

American Century Variable Portfolios
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

VP Ultra

[american century logo and text logo (reg. sm)]

VP ULTRA

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information ...................................................   18
Index Definition ..........................................................   19

VP Ultra - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                       --------------
                                       AVERAGE ANNUAL
                                           RETURNS
-------------------------------------------------------------------------
                                            SINCE          INCEPTION
                          1 YEAR          INCEPTION           DATE
-------------------------------------------------------------------------
CLASS I                   -1.74%           -8.67%            5/1/01
-------------------------------------------------------------------------
S&P 500 INDEX              0.25%           -9.39%(1)           --
-------------------------------------------------------------------------
Class II                  -1.95%           -9.10%            5/1/02
-------------------------------------------------------------------------
Class III                 -1.74%           -8.57%            5/13/02
-------------------------------------------------------------------------

(1) Since 4/30/01, the date nearest the portfolio's inception for which data is available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.
GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made May 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
------------------------------------------------------------
                          2001*      2002       2003
------------------------------------------------------------
Class I                   1.20%    -17.36%     -1.74%
------------------------------------------------------------
S&P 500 Index            -1.78%    -17.99%      0.25%
------------------------------------------------------------

* From 5/1/01, the class's inception date. Index data from 4/30/01, the date nearest the class's inception for which data are available. Not annualized.

The charts on the performance pages give historical return data for the portfolio. Returns for the index are provided for comparison. The portfolio's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Class I shares;
performance for other classes will vary due to differences in fee structures
(see the Total Returns table). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
     2

VP Ultra - Portfolio Commentary

[photo of Wade Slome, Jerry Sullivan, Bruce Wimberly and Jim Stowers III]

A portfolio commentary from Wade Slome, Jerry Sullivan, Bruce Wimberly and Jim
Stowers III, portfolio managers on the VP Ultra investment team.

VP Ultra gained 11.56%* during the six months ended June 30, 2003, just behind its benchmark, the Standard & Poor's 500 Index, which rose 11.76%.

The portfolio's advance came during a stretch marked by war, modest economic growth and improving corporate profits. The period opened with the domestic stock market, as measured by the S&P 500, declining 8.64% before hitting its six-month low on March 11, just days before the opening salvos of the U.S.-led invasion of Iraq. From that point through June 30, the market rallied 22.33%
as Saddam Hussein's regime fell, consumer confidence recovered from its lowest point in nine years, and corporations reported better-than-expected first-quarter earnings results.

In this environment, small- and mid-cap stocks outperformed large-cap issues.
The period also saw growth stocks outperform value issues across all capitalization ranges.

Technology stocks, particularly Internet issues, posted strong gains against this backdrop. This was reflected in the explosive growth of VP Ultra's Internet holdings, including Expedia, an online travel company that more than doubled in value and finished as the portfolio's top contributor during the period. Another standout performer was InterActiveCorp, which operates entertainment and online businesses. Formerly known as USA Interactive, the company entered 2003 owning more than half of Expedia, and in March announced that it would acquire
Expedia's remaining shares in a deal valued at more than $3 billion.

Elsewhere in the technology sector, computer hardware companies, semiconductor manufacturers and software developers turned in strong performances. VP Ultra's top contributors from these industries included chip giant Intel, computer manufacturer Dell, and Electronic Arts, a software company that designs games for PCs and platforms such as Playstation and Nintendo.

TOP TEN HOLDINGS
AS OF JUNE 30, 2003
-------------------------------------------------------------------------------
                                          % OF                  % OF
                                        PORTFOLIO             PORTFOLIO
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/03              12/31/02
-------------------------------------------------------------------------------
Pfizer, Inc.                              5.0%                  4.2%
-------------------------------------------------------------------------------
Microsoft Corporation                     4.1%                  4.8%
-------------------------------------------------------------------------------
Citigroup Inc.                            3.6%                  3.2%
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.8%                  2.7%
-------------------------------------------------------------------------------
Dell Computer Corp.                       2.6%                  1.2%
-------------------------------------------------------------------------------
Johnson & Johnson                         2.5%                  2.5%
-------------------------------------------------------------------------------
General Electric Co.                      2.4%                  2.5%
-------------------------------------------------------------------------------
Intel Corporation                         2.3%                  1.7%
-------------------------------------------------------------------------------
InterActiveCorp(1)                        2.2%                  0.7%
-------------------------------------------------------------------------------
Berkshire Hathaway Inc.
Cl B                                      2.0%                  2.8%
-------------------------------------------------------------------------------

(1) Formerly USA Interactive name change effective June 19, 2003.

*All portfolio returns referenced in this review are for Class I shares.

                                                                 (continued)

                                                                         ------
                                                                         3

VP Ultra - Portfolio Commentary

Pharmaceutical companies drove a rise in VP Ultra's health care stake. The portfolio's largest holding and the top health care contributor during the period was Pfizer, the maker of such brand-name drugs as Viagra, Lipitor and
Zithromax. In June, the company projected that its profits would rise 16% on the strength of drug sales and cost benefits from its acquisition of Pharmacia Corp.
The portfolio also earned positive results from Teva Pharmaceutical, a manufacturer of both generic and branded drugs. Investments in biotechnology companies and makers of medical products boosted the portfolio's results as well.

VP Ultra's financial stake was helped by companies whose consumer-oriented units performed well. A good example is Citigroup, a diversified company offering retail banking and financial services in addition to its brokerage, corporate lending and investment banking capabilities. During the period, the company attributed a year-over-year increase in first-quarter earnings to strength in its consumer, credit card and investment banking divisions. Another contributor that benefited from its retail business was Washington Mutual, which reported higher profits on the strength of sharply rising mortgage loan volume.

General Electric also boosted VP Ultra's results. The diversified conglomerate reported that eight of its 13 businesses experienced double-digit earnings growth in the first quarter.

On the downside, investments in industrial and basic materials companies accounted for the only sector-level detractors from performance during the last six months. On average they each represented less than 1% of the

TOP FIVE INDUSTRIES
AS OF JUNE 30, 2003
-------------------------------------------------------------------------------
                                          % OF                 % OF
                                        PORTFOLIO            PORTFOLIO
                                       INVESTMENTS          INVESTMENTS
                                          AS OF                AS OF
                                         6/30/03             12/31/02
-------------------------------------------------------------------------------
Drugs                                    11.6%                 13.2%
-------------------------------------------------------------------------------
Computer Software                         6.6%                  6.2%
-------------------------------------------------------------------------------
Banks                                     5.8%                  5.3%
-------------------------------------------------------------------------------
Medical Products &
Supplies                                  5.6%                  4.0%
-------------------------------------------------------------------------------
Semiconductor                             5.6%                  2.7%
-------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        6/30/03              12/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks                       94.2%                 95.6%
-------------------------------------------------------------------------------
Foreign Stocks                            3.6%                  3.0%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.8%                 98.6%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               2.2%                  1.4%
-------------------------------------------------------------------------------

portfolio during the period. The slide in industrials was led by the portfolio's biggest detractor, Tyco International, which continued to struggle with accounting problems.

Outside these sectors, other top-detracting securities included health care provider HCA, defense contractor General Dynamics, and American International
Group, an insurance company.

Looking ahead, we are hopeful that the stimulus efforts of the Federal Reserve and Congress will take hold and support further economic and profit growth.
Regardless of economic and market conditions, however, we will remain focused on trying to identify and own companies that appear best able to sustain their accelerating growth.

------
     4

VP Ultra - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%

ALCOHOL -- 0.4%
--------------------------------------------------------------------------------
       4,763    Anheuser-Busch Companies, Inc.                   $     243,151
--------------------------------------------------------------------------------
BANKS -- 5.8%
--------------------------------------------------------------------------------
       8,183    Bank of America Corp.                                  646,702
--------------------------------------------------------------------------------
      45,973    Citigroup Inc.                                       1,967,644
--------------------------------------------------------------------------------
         902    Fifth Third Bancorp                                     51,721
--------------------------------------------------------------------------------
       9,348    Wells Fargo & Co.                                      471,139
--------------------------------------------------------------------------------
                                                                     3,137,206
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.0%
--------------------------------------------------------------------------------
      13,663    Amgen Inc.(1)                                          915,148
--------------------------------------------------------------------------------
       1,735    Cephalon, Inc.(1)                                       71,413
--------------------------------------------------------------------------------
       1,760    Genentech, Inc.(1)                                     126,931
--------------------------------------------------------------------------------
       6,547    Gilead Sciences, Inc.(1)                               363,882
--------------------------------------------------------------------------------
       4,440    MedImmune, Inc.(1)                                     161,483
--------------------------------------------------------------------------------
                                                                     1,638,857
--------------------------------------------------------------------------------
CHEMICALS -- 0.6%
--------------------------------------------------------------------------------
       2,402    3M Co.                                                 309,810
--------------------------------------------------------------------------------
CLOTHING STORES -- 1.8%
--------------------------------------------------------------------------------
      10,944    Chico's FAS, Inc.(1)                                   230,371
--------------------------------------------------------------------------------
       3,784    Coach Inc.(1)                                          188,216
--------------------------------------------------------------------------------
       9,206    Gap, Inc. (The)                                        172,705
--------------------------------------------------------------------------------
      21,464    TJX Companies, Inc. (The)                              404,382
--------------------------------------------------------------------------------
                                                                       995,674
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 4.3%
--------------------------------------------------------------------------------
      56,097    Cisco Systems Inc.(1)                                  930,649
--------------------------------------------------------------------------------
      44,055    Dell Computer Corp.(1)                               1,407,998
--------------------------------------------------------------------------------
                                                                     2,338,647
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 6.6%
--------------------------------------------------------------------------------
       5,782    Electronic Arts Inc.(1)                                427,810
--------------------------------------------------------------------------------
      87,029    Microsoft Corporation                                2,228,813
--------------------------------------------------------------------------------
      46,971    Oracle Corp.(1)                                        564,591
--------------------------------------------------------------------------------
       8,515    SAP AG ADR                                             248,808
--------------------------------------------------------------------------------
       3,129    Symantec Corp.(1)                                      137,238
--------------------------------------------------------------------------------
                                                                     3,607,260
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.3%
--------------------------------------------------------------------------------
       2,059    Centex Corp.                                           160,170
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.7%
--------------------------------------------------------------------------------
       5,353    General Dynamics Corp.                                 388,093
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 4.5%
--------------------------------------------------------------------------------
       6,732    Costco Companies, Inc.(1)                              246,391
--------------------------------------------------------------------------------
       5,291    Family Dollar Stores, Inc.                             201,852
--------------------------------------------------------------------------------
       5,497    Kohl's Corp.(1)                                        282,436
--------------------------------------------------------------------------------
       5,657    Target Corporation                                     214,061
--------------------------------------------------------------------------------
      28,143    Wal-Mart Stores, Inc.                                1,510,434
--------------------------------------------------------------------------------
                                                                     2,455,174
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.7%
--------------------------------------------------------------------------------
       4,134    Standard and Poor's 500
                Depositary Receipt                               $     403,230
--------------------------------------------------------------------------------
DRUGS -- 11.6%
--------------------------------------------------------------------------------
       3,284    Barr Laboratories, Inc.(1)                             215,102
--------------------------------------------------------------------------------
       8,300    Eli Lilly and Company                                  572,451
--------------------------------------------------------------------------------
       4,452    Forest Laboratories, Inc. Cl A(1)                      243,747
--------------------------------------------------------------------------------
      26,052    Johnson & Johnson                                    1,346,888
--------------------------------------------------------------------------------
      80,376    Pfizer, Inc.                                         2,744,840
--------------------------------------------------------------------------------
      15,905    Teva Pharmaceutical
                Industries Ltd. ADR                                    905,472
--------------------------------------------------------------------------------
       6,175    Wyeth                                                  281,271
--------------------------------------------------------------------------------
                                                                     6,309,771
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 1.7%
-------------------------------------------------------------------------------
       4,006    Apache Corp.                                           260,630
-------------------------------------------------------------------------------
       5,307    Burlington Resources, Inc.                             286,950
-------------------------------------------------------------------------------
       2,208    EnCana Corp.                                            84,721
-------------------------------------------------------------------------------
       3,794    EOG Resources Inc.                                     158,741
-------------------------------------------------------------------------------
       6,374    XTO Energy Inc.                                        128,181
-------------------------------------------------------------------------------
                                                                       919,223
-------------------------------------------------------------------------------
ENTERTAINMENT -- 1.8%
-------------------------------------------------------------------------------
      16,981    Carnival Corporation                                   552,052
-------------------------------------------------------------------------------
      10,266    Viacom, Inc. Cl B(1)                                   448,214
-------------------------------------------------------------------------------
                                                                     1,000,266
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.8%
-------------------------------------------------------------------------------
      13,350    American Express Co.                                   558,164
-------------------------------------------------------------------------------
      45,276    General Electric Co.                                 1,298,515
-------------------------------------------------------------------------------
       5,129    SLM Corporation                                        200,903
-------------------------------------------------------------------------------
                                                                     2,057,582
-------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.0%
-------------------------------------------------------------------------------
      10,025    Coca-Cola Company (The)                                465,260
-------------------------------------------------------------------------------
      11,842    PepsiCo, Inc.                                          526,970
-------------------------------------------------------------------------------
       3,559    SYSCO Corp.                                            106,912
-------------------------------------------------------------------------------
                                                                     1,099,142
-------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
-------------------------------------------------------------------------------
       2,368    Whole Foods Market, Inc.(1)                            112,551
-------------------------------------------------------------------------------
HOME PRODUCTS -- 3.2%
-------------------------------------------------------------------------------
       2,304    Alberto-Culver Company Cl B                            117,734
-------------------------------------------------------------------------------
       3,617    Avon Products, Inc.                                    224,977
-------------------------------------------------------------------------------
       5,186    Clorox Company                                         221,183
-------------------------------------------------------------------------------
       3,041    Colgate-Palmolive Co.                                  176,226
-------------------------------------------------------------------------------
      10,957    Procter & Gamble Co. (The)                             977,146
-------------------------------------------------------------------------------
                                                                     1,717,266
-------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.7%
-------------------------------------------------------------------------------
      19,379    Tyco International Ltd.                                367,813
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                        ------
                                                                        5

VP Ultra - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                  Value
-------------------------------------------------------------------------------
INFORMATION SERVICES -- 5.1%
-------------------------------------------------------------------------------
     4,490    Accenture Ltd. Cl A(1)                             $      81,224
-------------------------------------------------------------------------------
     6,775    Affiliated Computer Services Inc.(1)                     309,821
-------------------------------------------------------------------------------
     6,638    Apollo Group Inc. Cl A(1)                                409,963
-------------------------------------------------------------------------------
     1,547    Career Education Corp.(1)                                105,846
-------------------------------------------------------------------------------
     5,883    Checkfree Corp.(1)                                       163,783
-------------------------------------------------------------------------------
     3,716    Cognizant Technology Solutions
              Corporation(1)                                            90,522
-------------------------------------------------------------------------------
     4,780    Corinthian Colleges, Inc.(1)                             232,165
-------------------------------------------------------------------------------
    12,628    First Data Corporation                                   523,303
-------------------------------------------------------------------------------
     4,122    International Business
              Machines Corp.                                           340,065
-------------------------------------------------------------------------------
     2,355    Moody's Corp.                                            124,132
-------------------------------------------------------------------------------
     9,840    Paychex, Inc.                                            288,410
-------------------------------------------------------------------------------
     7,518    WebMD Corporation(1)                                      81,420
-------------------------------------------------------------------------------
                                                                     2,750,654
-------------------------------------------------------------------------------
INTERNET -- 5.1%
-------------------------------------------------------------------------------
     7,690    Amazon.com, Inc.(1)                                      280,608
-------------------------------------------------------------------------------
     2,500    eBay Inc.(1)                                             260,450
-------------------------------------------------------------------------------
    11,060    Expedia, Inc.(1)                                         848,081
-------------------------------------------------------------------------------
    29,994    InterActiveCorp(1)                                     1,186,862
-------------------------------------------------------------------------------
     6,775    Yahoo! Inc.(1)                                           221,949
-------------------------------------------------------------------------------
                                                                     2,797,950
-------------------------------------------------------------------------------
LEISURE -- 0.3%
-------------------------------------------------------------------------------
     1,384    International Game Technology(1)                         141,625
-------------------------------------------------------------------------------
MEDIA -- 3.3%
-------------------------------------------------------------------------------
     7,091    Clear Channel
              Communications, Inc.(1)                                  300,587
-------------------------------------------------------------------------------
    16,624    Comcast Corporation(1)                                   501,712
-------------------------------------------------------------------------------
    13,041    Disney (Walt) Company                                    257,560
-------------------------------------------------------------------------------
     7,663    EchoStar Communications
              Corp. Cl A(1)                                            265,293
-------------------------------------------------------------------------------
     7,852    Fox Entertainment Group,
              Inc. Cl A(1)                                             225,981
-------------------------------------------------------------------------------
    11,760    Liberty Media Corporation Cl A(1)                        135,946
-------------------------------------------------------------------------------
     9,874    TiVo Inc.(1)                                             121,944
-------------------------------------------------------------------------------
                                                                     1,809,023
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 5.6%
-------------------------------------------------------------------------------
     4,734    Alcon, Inc.                                              216,344
-------------------------------------------------------------------------------
     3,889    Becton Dickinson & Co.                                   151,088
-------------------------------------------------------------------------------
     5,146    Biomet Inc.                                              147,484
-------------------------------------------------------------------------------
    10,842    Boston Scientific Corp.(1)                               662,446
-------------------------------------------------------------------------------
     3,419    Edwards Lifesciences
              Corporation(1)                                           109,887
-------------------------------------------------------------------------------
    21,235    Medtronic, Inc.                                        1,018,643
-------------------------------------------------------------------------------
     3,789    St. Jude Medical, Inc.(1)                                217,868
-------------------------------------------------------------------------------
     5,146    Varian Medical Systems, Inc.(1)                          296,255
-------------------------------------------------------------------------------
     4,927    Zimmer Holdings Inc.(1)                                  221,961
-------------------------------------------------------------------------------
                                                                     3,041,976
-------------------------------------------------------------------------------

Shares                                                                  Value
-------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 2.6%
-------------------------------------------------------------------------------
     3,193   Express Scripts, Inc. Cl A(1)                      $     217,795
-------------------------------------------------------------------------------
     8,420   Health Management Associates,
              Inc. Cl A                                               155,349
-------------------------------------------------------------------------------
    14,993   UnitedHealth Group Incorporated                          753,398
-------------------------------------------------------------------------------
     3,456   Wellpoint Health Networks Inc.(1)                        291,341
-------------------------------------------------------------------------------
                                                                    1,417,883
-------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.4%
-------------------------------------------------------------------------------
     5,939   Harley-Davidson, Inc.                                    236,729
-------------------------------------------------------------------------------
OIL SERVICES -- 1.6%
-------------------------------------------------------------------------------
     1,570   Baker Hughes Inc.                                         52,705
------------------------------------------------------------------------------
     6,079   BJ Services Co.(1)                                       227,112
------------------------------------------------------------------------------
     2,118   Cooper Cameron Corp.(1)                                  106,705
------------------------------------------------------------------------------
     1,453   ENSCO International Inc.                                  39,086
------------------------------------------------------------------------------
     5,326   Nabors Industries Ltd.(1)                                210,643
------------------------------------------------------------------------------
     5,426   Patterson-UTI Energy Inc.(1)                             175,802
------------------------------------------------------------------------------
     1,696   Smith International, Inc.(1)                              62,311
------------------------------------------------------------------------------
                                                                      874,364
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 3.2%
------------------------------------------------------------------------------
    12,601   American International
             Group, Inc.                                              695,323
------------------------------------------------------------------------------
       438   Berkshire Hathaway Inc. Cl B(1)                        1,064,340
------------------------------------------------------------------------------
                                                                    1,759,663
------------------------------------------------------------------------------
PUBLISHING -- 1.1%
------------------------------------------------------------------------------
     3,772   Gannett Co., Inc.                                        289,728
------------------------------------------------------------------------------
     3,087   McGraw-Hill Companies, Inc. (The)                        191,394
------------------------------------------------------------------------------
     2,254   Tribune Co.                                              108,868
------------------------------------------------------------------------------
                                                                      589,990
------------------------------------------------------------------------------
RESTAURANTS -- 2.7%
------------------------------------------------------------------------------
     6,685   Applebee's International Inc.                            210,110
------------------------------------------------------------------------------
     6,929   Brinker International, Inc.(1)                           249,583
------------------------------------------------------------------------------
     7,256   Cheesecake Factory Inc.(1)                               260,418
------------------------------------------------------------------------------
     4,289   McDonald's Corporation                                    94,615
------------------------------------------------------------------------------
     2,960   Outback Steakhouse, Inc.                                 115,440
------------------------------------------------------------------------------
     3,709   PF Chang's China Bistro, Inc.(1)                         182,520
------------------------------------------------------------------------------
    15,435   Starbucks Corporation(1)                                 378,465
------------------------------------------------------------------------------
                                                                    1,491,151
------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.4%
------------------------------------------------------------------------------
       902   Goldman Sachs Group, Inc. (The)                           75,543
------------------------------------------------------------------------------
     2,862   Merrill Lynch & Co., Inc.                                133,598
------------------------------------------------------------------------------
                                                                      209,141
------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

VP Ultra - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                  Value
-------------------------------------------------------------------------------
SEMICONDUCTOR -- 5.6%
-------------------------------------------------------------------------------
     6,079    Analog Devices, Inc.(1)                            $     211,671
-------------------------------------------------------------------------------
    10,812    Applied Materials, Inc.(1)                               171,478
-------------------------------------------------------------------------------
    59,125    Intel Corporation                                      1,228,853
-------------------------------------------------------------------------------
     2,330    KLA-Tencor Corp.(1)                                      108,322
-------------------------------------------------------------------------------
     5,240    Maxim Integrated Products, Inc.                          179,156
-------------------------------------------------------------------------------
    16,564    Microchip Technology Inc.                                405,818
-------------------------------------------------------------------------------
     6,950    QUALCOMM Inc.                                            248,463
-------------------------------------------------------------------------------
    28,109    Taiwan Semiconductor
              Manufacturing Co. Ltd. ADR(1)                            283,339
-------------------------------------------------------------------------------
     8,584    Texas Instruments Inc.                                   151,078
-------------------------------------------------------------------------------
     2,056    Xilinx, Inc.(1)                                           52,037
-------------------------------------------------------------------------------
                                                                     3,040,215
-------------------------------------------------------------------------------
SPECIALTY STORES -- 3.3%
-------------------------------------------------------------------------------
     3,221    Bed Bath & Beyond Inc.(1)                                125,007
-------------------------------------------------------------------------------
    19,902    Home Depot, Inc.                                         659,154
-------------------------------------------------------------------------------
     4,167    Krispy Kreme Doughnuts, Inc.(1)                          171,597
-------------------------------------------------------------------------------
    10,030    Lowe's Companies, Inc.                                   430,789
-------------------------------------------------------------------------------
    13,532    Walgreen Co.                                             407,313
-------------------------------------------------------------------------------
                                                                     1,793,860
-------------------------------------------------------------------------------
THRIFTS -- 0.9%
-------------------------------------------------------------------------------
    11,622    Washington Mutual, Inc.                                  479,989
-------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 1.7%
-------------------------------------------------------------------------------
     4,076    Expeditors International
              of Washington, Inc.                                      141,193
-------------------------------------------------------------------------------
     7,441    FedEx Corp.                                              461,564
-------------------------------------------------------------------------------
     4,755    United Parcel Service, Inc. Cl B                         302,894
-------------------------------------------------------------------------------
                                                                       905,651
-------------------------------------------------------------------------------

Shares                                                                  Value
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.2%
-------------------------------------------------------------------------------
     16,926   Nextel Communications, Inc.(1)                     $     306,022
-------------------------------------------------------------------------------
     18,019   Vodafone Group plc ADR                                   354,073
-------------------------------------------------------------------------------
                                                                       660,095
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $46,467,191)                                                  53,260,845
===============================================================================

TEMPORARY CASH INVESTMENTS - 2.2%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a
joint  trading account at 1.00%, dated 6/30/03,
due 7/1/03 (Delivery value $1,200,033)
(Cost $1,200,000)                                                    1,200,000
-------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $47,667,191)                                                 $54,460,845
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

                                                                        ------
                                                                        7

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investment securities, at value (cost of $47,667,191)               $54,460,845
---------------------------------------------------------
Cash                                                                    495,948
---------------------------------------------------------
Receivable for investments sold                                         296,809
---------------------------------------------------------
Dividends and interest receivable                                        19,916
--------------------------------------------------------------------------------
                                                                     55,273,518
--------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------
Payable for investments purchased                                       990,115
---------------------------------------------------------
Accrued management fees                                                  41,855
---------------------------------------------------------
Distribution fees payable                                                 1,584
--------------------------------------------------------------------------------
                                                                      1,033,554
--------------------------------------------------------------------------------
NET ASSETS                                                          $54,239,964
================================================================================

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                             $59,404,929
---------------------------------------------------------
Accumulated net investment loss                                         (21,923)
---------------------------------------------------------
Accumulated net realized loss on investment transactions            (11,936,696)
---------------------------------------------------------
Net unrealized appreciation on investments                            6,793,654
--------------------------------------------------------------------------------
                                                                    $54,239,964
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $45,475,541
---------------------------------------------------------
Shares outstanding                                                    5,548,523
---------------------------------------------------------
Net asset value per share                                                 $8.20
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $8,447,226
---------------------------------------------------------
Shares outstanding                                                    1,031,458
---------------------------------------------------------
Net asset value per share                                                 $8.19
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                             $317,197
---------------------------------------------------------
Shares outstanding                                                       38,725
---------------------------------------------------------
Net asset value per share                                                 $8.19
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
     8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT LOSS

INCOME:
------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,006)                    $180,565
------------------------------------------------------
Interest                                                                  4,775
--------------------------------------------------------------------------------
                                                                        185,340
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------
Management fees                                                         199,190
------------------------------------------------------
Distribution fees - Class II                                              5,930
------------------------------------------------------
Directors' fees and expenses                                                271
------------------------------------------------------
Other expenses                                                            1,872
--------------------------------------------------------------------------------
                                                                        207,263
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                     (21,923)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------
Net realized loss on investment transactions                         (1,336,055)
------------------------------------------------------
Change in net unrealized appreciation on investments                  6,234,471
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      4,898,416
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,876,493
================================================================================

See Notes to Financial Statements.

                                                                        ------
                                                                        9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                               2003              2002
--------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    $    (21,923)     $    61,911
--------------------------------------------
Net realized loss                                 (1,336,055)      (9,665,513)
--------------------------------------------
Change in net unrealized appreciation              6,234,471          351,466
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          4,876,493       (9,252,136)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
--------------------------------------------
  Class I                                                 --          (71,426)
--------------------------------------------
  Class II                                                --           (1,913)
--------------------------------------------
  Class III                                               --             (469)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                 --          (73,808)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital
share transactions                                14,849,737       13,038,962
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                        19,726,230        3,713,018
--------------------------------------------------------------------------------
NET ASSETS

Beginning of period                               34,513,734       30,800,716
--------------------------------------------------------------------------------
End of period                                    $54,239,964      $34,513,734
================================================================================

Accumulated net investment loss                     $(21,923)              --
================================================================================

See Notes to Financial Statements.

------
    10

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek capital growth. The fund seeks to achieve its investment objective by investing primarily in equity securities.
The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into stock index futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund  is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions  that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis,  the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an  Exemptive Order issued by the
Securities and Exchange Commission, the fund, along  with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S.
Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company  under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

(continued)

                                                                        ------
                                                                        11

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

At December 31, 2002, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $6,828,045 (expiring in 2009 through 2010), which may be used to offset future taxable gains.

The fund has elected to treat $779,851 of net capital losses incurred in the two-month period ended December 31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for the fund is as follows:

                               CLASS I      CLASS II      CLASS III
----------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
----------------------------------------------------------------------------
First $20 billion               1.00%         0.90%         1.00%
----------------------------------------------------------------------------
Over $20 billion                0.95%         0.85%         0.95%
----------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2003, was
1.00%, 0.90%, and 1.00% for the Class I, Class II, and Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

(continued)

------
    12

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were $38,577,984 and $24,374,872, respectively.

At June 30, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                   $50,659,938
================================================================================
Gross tax appreciation of investments                             $ 6,316,632
-----------------------------------------
Gross tax depreciation of investments                              (2,515,725)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $ 3,800,907
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                         SHARES        AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003
SHARES AUTHORIZED                                     200,000,000
================================================================================
Sold                                                    2,810,677   $21,509,906
-----------------------------------------
Redeemed                                               (1,567,195)  (11,839,339)
--------------------------------------------------------------------------------
Net increase                                            1,243,482   $ 9,670,567
================================================================================
YEAR ENDED DECEMBER 31, 2002
SHARES AUTHORIZED                                     200,000,000
================================================================================
Sold                                                    4,383,009   $35,063,866
-----------------------------------------
Issued in reinvestment of distributions                     9,256        71,426
-----------------------------------------
Redeemed                                               (3,320,049)  (25,208,025)
--------------------------------------------------------------------------------
Net increase                                            1,072,216   $ 9,927,267
================================================================================
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                      688,852   $ 5,270,888
-----------------------------------------
Redeemed                                                  (16,205)     (119,908)
--------------------------------------------------------------------------------
Net increase                                              672,647   $ 5,150,980
================================================================================
PERIOD ENDED DECEMBER 31, 2002(1)
SHARES AUTHORIZED                                     100,000,000
================================================================================
Sold                                                      425,523   $ 3,344,653
-----------------------------------------
Issued in reinvestment of distributions                       257         1,913
-----------------------------------------
Redeemed                                                  (66,969)     (503,168)
--------------------------------------------------------------------------------
Net increase                                              358,811   $ 2,843,398
================================================================================

(1) May 1, 2002 (commencement of sale) through December 31, 2002.

                                                                (continued)

                                                                        ------
                                                                        13

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                       SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003
SHARES AUTHORIZED                                  100,000,000
================================================================================
Sold                                                    30,521       $ 232,342
---------------------------------------------------------
Redeemed                                               (26,823)       (204,152)
--------------------------------------------------------------------------------
Net increase                                             3,698        $ 28,190
================================================================================
PERIOD ENDED DECEMBER 31, 2002(1)
SHARES AUTHORIZED                                  100,000,000
================================================================================
Sold                                                    38,065       $ 291,900
---------------------------------------------------------
Issued in reinvestment of distributions                     63             469
---------------------------------------------------------
Redeemed                                                (3,101)        (24,072)
--------------------------------------------------------------------------------
Net increase                                            35,027       $ 268,297
================================================================================

(1) May 13, 2002 (commencement of sale) through December 31, 2002.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

------
    14

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted
------------------------------------------------------------------------------------------------------------
                                                                               CLASS I
------------------------------------------------------------------------------------------------------------
                                                                  2003(1)         2002          2001(2)
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                              $7.35          $9.53         $10.00
------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income (Loss)(3)                                  --(4)          0.02           --(4)
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                          0.85          (2.18)         (0.47)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                                 0.85          (2.16)         (0.47)
------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Investment Income                                        --           (0.02)           --
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $8.20          $7.35          $9.53
============================================================================================================
  TOTAL RETURN(5)                                                 11.56%        (22.71)%        (4.70)%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                 1.01%(6)         1.00%        1.00%(6)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets     (0.09)%(6)         0.19%        0.16%(6)
------------------------------------------------------------
Portfolio Turnover Rate                                               61%           168%            48%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                          $45,476        $31,621        $30,801
------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  May 1, 2001 (inception) through December 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.  Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another

(6)  Annualized.

See Notes to Financial Statements.

                                                                        ------
                                                                        15

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

----------------------------------------------------------------------------------------------
                                                                           CLASS II
----------------------------------------------------------------------------------------------
                                                                     2003(1)        2002(2)
----------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                 $7.34           $9.16
----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
  Net Investment Income (Loss)(3)                                    (0.01)           --(4)
------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                             0.86           (1.81)
----------------------------------------------------------------------------------------------
  Total From Investment Operations                                    0.85           (1.81)
----------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
  From Net Investment Income                                            --           (0.01)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $8.19           $7.34
==============================================================================================
  TOTAL RETURN(5)                                                    11.58%         (19.80)%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                  1.16%(6)         1.15%(6)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets      (0.24)%(6)         0.07%(6)
------------------------------------------------------------
Portfolio Turnover Rate                                                61%           168%(7)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                            $8,447           $2,635
----------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  May 1, 2002 (commencement of sale) through December 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.  Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
    16

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
-------------------------------------------------------------------------------------------------------------
                                                                                         CLASS III
-------------------------------------------------------------------------------------------------------------
                                                                                 2003(1)         2002(2)
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                              $7.34           $9.08
-------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Income (Loss)(3)                                                 (0.01)           0.01
--------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                          0.86           (1.74)
-------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                                                 0.85           (1.73)
-------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------
  From Net Investment Income                                                        --            (0.01)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $8.19           $7.34
=============================================================================================================
  TOTAL RETURN(4)                                                                 11.58%         (19.02)%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                               1.01%(5)         1.00%(5)
--------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets                   (0.09)%(5)         0.14%(5)
--------------------------------------------------------------
Portfolio Turnover Rate                                                             61%           168%(6)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                                           $317             $257
-------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  May 13, 2002 (commencement of sale) through December 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.  Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level.  Percentage indicated
     was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

                                                                        ------
                                                                        17

Share Class Information

Three classes of shares are authorized for sale by the portfolio: Class I, Class
II and Class III.

CLASS I shares are sold through  insurance company separate accounts. Class I shareholders do not pay  any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares. CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the portfolio and generally have the same rights and preferences. Because all shares of the portfolio are sold through insurance company separate accounts, additional fees may apply.

------
    18

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as portfolio performance comparison. It is not an investment product available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index  is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

                                                                        ------
                                                                        19

Notes

------
    20

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                American Century Investment Services, Inc.
SH-SAN-34961                     (c)2003 American Century Services Corporation

[front cover]

June 30, 2003

American Century Variable Portfolios
Semiannual Report

[graphic of chart]

[graphic of starfish on beach]

[graphic of two steel bridges]

VP Value

[american century logo and text logo (reg. sm)]

VP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information ...................................................   18
Index Definitions .........................................................   19

VP Value - Performance

TOTAL RETURNS AS OF JUNE 30, 2003

                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
                                  1 YEAR      5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------

 CLASS I                          -0.49%      4.57%        9.17%      5/1/1996
 LIPPER MULTI-CAP VALUE INDEX      2.13%      1.40%        7.45%          --
 Class II                         -0.79%        --        -0.76%      8/14/2001
--------------------------------------------------------------------------------
 Class III                        -0.49%        --        -2.81%      5/6/2002
--------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made May 1, 1996

 ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
----------------------------------------------------------------------------------------------------------
                                1996*    1997     1998     1999      2000     2001     2002     2003
----------------------------------------------------------------------------------------------------------
 Class I                        2.75%   23.86%   17.80%   11.98%   -15.88%   31.94%    1.12%   -0.49%
----------------------------------------------------------------------------------------------------------
 Lipper Multi-Cap Value Index   0.73%   28.73%   20.39%    9.61%    -6.66%   15.14%  -10.89%    2.13%
----------------------------------------------------------------------------------------------------------

*From 5/1/96 to 6/30/96. Not annualized.

The charts on the performance page give historical return data for the portfolio. Returns for the index are provided for comparison. The portfolio's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Class I shares;
performance for other classes will vary due to differences in fee structures.
Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

2

VP Value - Portfolio Commentary

[photo of Phil Davidson and Scott Moore]

A portfolio commentary from Phil Davidson (left) and Scott Moore, portfolio managers on the VP Value investment team.

Market conditions improved significantly during the six months ending June 30,
2003. The period witnessed the fall of Saddam Hussein's regime, a number of upbeat economic indicators suggesting that economic recovery is underway, and growing evidence of improving earnings across sectors and industries, resulting in a positive market environment in which equities moved generally higher.
Against this backdrop, VP Value gained 9.42%*, compared to a 13.64% return recorded by its benchmark, the Lipper Multi-Cap Value Index. The S&P 500 Index,
representative of the broad market, gained 11.76%.

Regardless of the market environment, we believe it is critically important that we stick to our discipline--analyzing companies one at a time, on their own merits, to identify true value opportunities. Adherence to this disciplined, value-oriented approach led us to opportunities in the health care sector, which emerged as one of VP Value's richest sources of performance during the period.
Our significant exposure was advantageous, as was effective security selection in the drug and medical products and supplies industries, which represented the bulk of the portfolio's health care exposure. Noteworthy names included Beckman
Coulter, maker of lab instruments and supplies, which proved to be one of VP
Value's more lucrative holdings, and medical technology firm Becton Dickinson, also a top contributor.

Our emphasis on quality was key to our success among drug firms, a group that has become increasingly competitive due to patent expirations. Pharmaceutical firm Bristol-Myers Squibb continued to recover, landing solidly on the portfolio's list of ten-greatest contributors during the period. We also benefited from Abbott Laboratories, whose shares became attractively priced in the market sell off but later rose after the firm's launch of Humira, a successful rheumatoid arthritis drug.

Low interest rates and tax cuts spurred consumer spending during the period,

 TOP TEN HOLDINGS AS OF JUNE 30, 2003
-------------------------------------------------------------------------------
                                          % OF                  % OF
                                        PORTFOLIO             PORTFOLIO
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/03              12/31/02
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                      3.8%                  3.9%
-------------------------------------------------------------------------------
Freddie Mac                               3.7%                  2.5%
-------------------------------------------------------------------------------
SunTrust Banks, Inc.                      3.3%                  1.6%
-------------------------------------------------------------------------------
Allstate Corporation                      3.2%                  1.9%
-------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.1%                  1.5%
-------------------------------------------------------------------------------
BP plc ADR                                3.1%                  2.4%
-------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                           2.7%                  3.0%
-------------------------------------------------------------------------------
Edwards (A.G.), Inc.                      2.4%                  2.4%
-------------------------------------------------------------------------------
Emerson Electric Co.                      2.4%                  2.6%
-------------------------------------------------------------------------------
Ameren Corp.                              2.4%                  1.8%
-------------------------------------------------------------------------------

*All portfolio returns referenced in this review are for Class I shares.

                                                                  (continued)

3

VP Value - Portfolio Commentary

driving both consumer cyclical and non-cyclical stocks higher, and our systematic search for high-quality bargains led us to success in both arenas.
Meaningful stakes in such top-performing companies such as home products firm
Kimberly-Clark Corp., appliance-maker Whirlpool, and construction materials firm
Martin Marietta Materials, Inc., were particularly helpful.

MIXED RESULTS

Financials, on average VP Value's largest sector exposure, was a mixed bag during the period, producing some of our best and worst contributors. The portfolio benefited nicely from its exposure to banks and market-sensitive brokerage firms, which generally were helped by the low interest rate environment. We were well-served via our stake in such high-quality names as
First Virginia Banks Inc., T. Rowe Price and Merrill Lynch, all of which closed the period on VP Value's list of top contributors. However, their contribution was offset somewhat by holding A.G. Edwards, which materially underperformed during the period.

 TOP FIVE INDUSTRIES AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                        PORTFOLIO             PORTFOLIO
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/03              12/31/02
--------------------------------------------------------------------------------
Energy Reserves
& Production                              8.6%                  8.2%
--------------------------------------------------------------------------------
Banks                                     5.4%                  5.5%
--------------------------------------------------------------------------------
Chemicals                                 5.0%                  3.6%
--------------------------------------------------------------------------------
Telephone                                 4.6%                  3.9%
--------------------------------------------------------------------------------
Financial Services                        4.3%                  4.0%
--------------------------------------------------------------------------------

 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        6/30/03              12/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks
& Equity Futures                         86.4%                 91.3%
-------------------------------------------------------------------------------
Foreign Common Stocks                     8.3%                  5.4%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    94.7%                 96.7%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               5.3%                  3.3%
-------------------------------------------------------------------------------

This sector also included the Federal Home Loan Mortgage Corp., commonly known as Freddie Mac, which was a top detractor during the period. Although low interest rates sustained a mortgage refinancing boom during the period, lifting many lenders, Freddie Mac's shares underperformed after the nation's second-largest buyer of home mortgages ousted several top executives and announced it might have to restate its earnings by as much as $4.5 billion for the past three years.

The consumer services sector also proved troublesome. The portfolio's limited exposure in an advancing sector was a disadvantage. In addition, riskier, more volatile stocks dominated the period at the expense of the steadier, higher-quality names we seek, such as Wendy's International and Dow Jones & Co.

THE MONTHS AHEAD

We are finding no shortage of the types of companies we seek--high quality firms with strong balance sheets and solid underlying businesses that are selling at attractive discounts due to transitory issues. We believe these firms offer the greatest potential for attractive, risk-adjusted returns over the long term.

4

VP Value - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                     Value
-------------------------------------------------------------------------------

 COMMON STOCKS -- 89.9%

APPAREL & TEXTILES -- 1.3%
--------------------------------------------------------------------------------
         766,762    Jones Apparel Group, Inc.(1)      $  22,435,456
--------------------------------------------------------------------------------
BANKS -- 5.4%
--------------------------------------------------------------------------------
         194,000    First Virginia Banks, Inc.            8,365,280
--------------------------------------------------------------------------------
         834,600    Marshall & Ilsley Corp.              25,522,068
--------------------------------------------------------------------------------
         937,400    SunTrust Banks, Inc.                 55,625,316
--------------------------------------------------------------------------------
                                                         89,512,664
--------------------------------------------------------------------------------
CHEMICALS -- 5.0%
--------------------------------------------------------------------------------
         870,900    Air Products & Chemicals, Inc.       36,229,440
--------------------------------------------------------------------------------
         336,600    Great Lakes Chemical Corp.            6,866,640
--------------------------------------------------------------------------------
         122,576    Minerals Technologies Inc.            5,964,548
--------------------------------------------------------------------------------
         650,600    Rohm and Haas Co.                    20,188,118
--------------------------------------------------------------------------------
         591,500    Sherwin-Williams Co.                 15,899,520
--------------------------------------------------------------------------------
                                                         85,148,266
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 3.6%
--------------------------------------------------------------------------------
         187,400    Fluor Corp.                           6,304,136
--------------------------------------------------------------------------------
       1,375,795    Martin Marietta Materials, Inc.      46,240,470
--------------------------------------------------------------------------------
         377,500    Masco Corp.                           9,003,375
--------------------------------------------------------------------------------
                                                         61,547,981
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 1.9%
--------------------------------------------------------------------------------
         255,182    Herman Miller, Inc.                   5,157,228
--------------------------------------------------------------------------------
         434,600    Whirlpool Corp.                      27,684,020
--------------------------------------------------------------------------------
                                                         32,841,248
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 4.1%
--------------------------------------------------------------------------------
         631,400    Honeywell International Inc.         16,953,090
--------------------------------------------------------------------------------
         652,300    Raytheon Company                     21,421,532
--------------------------------------------------------------------------------
       1,284,800    Rockwell Collins                     31,644,624
--------------------------------------------------------------------------------
                                                         70,019,246
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.3%
--------------------------------------------------------------------------------
          355,179  Federated Department
                   Stores, Inc.                          13,088,346
--------------------------------------------------------------------------------
          225,100  Target Corp.                           8,517,784
--------------------------------------------------------------------------------
                                                         21,606,130
--------------------------------------------------------------------------------
DRUGS -- 3.1%
--------------------------------------------------------------------------------
          325,300    Abbott Laboratories                 14,235,128
--------------------------------------------------------------------------------
          932,000    Bristol-Myers Squibb Co.            25,303,800
--------------------------------------------------------------------------------
          662,300    Schering-Plough Corp.               12,318,780
--------------------------------------------------------------------------------
                                                         51,857,708
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
          690,000    AVX Corporation                      7,583,100
--------------------------------------------------------------------------------
          671,180    Dover Corp.                         20,108,553
--------------------------------------------------------------------------------
          874,500    Littelfuse, Inc.(1)                 19,553,820
--------------------------------------------------------------------------------
                                                         47,245,473
--------------------------------------------------------------------------------

Shares                                                       Value
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 3.2%
-------------------------------------------------------------------------------
          910,391   Ameren Corp.                          40,148,243
--------------------------------------------------------------------------------
           64,883   FPL Group, Inc.                        4,337,429
--------------------------------------------------------------------------------
          325,400   Wisconsin Energy Corp.                 9,436,600
--------------------------------------------------------------------------------
                                                          53,922,272
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 8.6%
--------------------------------------------------------------------------------
        1,243,500   BP plc ADR                            52,251,870
--------------------------------------------------------------------------------
        1,457,100   Exxon Mobil Corp.                     52,324,461
--------------------------------------------------------------------------------
          829,013   Royal Dutch Petroleum
                    Co. New York Shares                   38,648,586
--------------------------------------------------------------------------------
                                                         143,224,917
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.9%
--------------------------------------------------------------------------------
        1,359,073   Waste Management, Inc.                32,740,069
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 4.3%
--------------------------------------------------------------------------------
        1,234,900   Freddie Mac                           62,695,873
--------------------------------------------------------------------------------
           62,700   MBIA Inc.                              3,056,625
--------------------------------------------------------------------------------
           46,400   MGIC Investment Corp.                  2,164,096
--------------------------------------------------------------------------------
           34,700   Student Loan Corp. (The)               4,372,200
--------------------------------------------------------------------------------
                                                          72,288,794
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 3.9%
-------------------------------------------------------------------------------
          867,900   Campbell Soup Company(2)              21,263,550
-------------------------------------------------------------------------------
          255,900   Coca-Cola Enterprises Inc.             4,644,585
-------------------------------------------------------------------------------
          283,600   Interstate Bakeries Corp.              3,601,720
-------------------------------------------------------------------------------
          475,100   Kraft Foods Inc.                      15,464,505
-------------------------------------------------------------------------------
          401,100   Unilever N.V. New York Shares         21,659,400
-------------------------------------------------------------------------------
                                                          66,633,760
-------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 3.4%
-------------------------------------------------------------------------------
        1,270,861   AGL Resources Inc.                    32,330,704
-------------------------------------------------------------------------------
          971,100   WGL Holdings Inc.                     25,928,370
-------------------------------------------------------------------------------
                                                          58,259,074
-------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 2.9%
-------------------------------------------------------------------------------
           99,900   Cooper Industries, Ltd.                4,125,870
-------------------------------------------------------------------------------
          166,700   Crane Co.                              3,772,421
-------------------------------------------------------------------------------
          792,400   Emerson Electric Co.                  40,491,640
-------------------------------------------------------------------------------
                                                          48,389,931
-------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.6%
-------------------------------------------------------------------------------
          188,800   Caterpillar Inc.                      10,508,608
-------------------------------------------------------------------------------
HOME PRODUCTS -- 3.9%
-------------------------------------------------------------------------------
           49,922   Clorox Company                         2,129,173
-------------------------------------------------------------------------------
        1,235,500   Kimberly-Clark Corp.                  64,418,970
-------------------------------------------------------------------------------
                                                          66,548,143
------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 1.5%
-------------------------------------------------------------------------------
          173,695   Parker-Hannifin Corp.                  7,293,453
-------------------------------------------------------------------------------
          749,700   York International Corp.              17,542,980
-------------------------------------------------------------------------------
                                                          24,836,433
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

5

VP Value - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                        Value
-------------------------------------------------------------------------------
INFORMATION SERVICES -- 1.0%
-------------------------------------------------------------------------------
           163,003    ADVO, Inc.(1)                          7,237,333
-------------------------------------------------------------------------------
           409,800    Valassis Communications, Inc.(1)      10,540,056
-------------------------------------------------------------------------------
                                                            17,777,389
-------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.2%
--------------------------------------------------------------------------------
           706,000    MetLife, Inc.                         19,993,920
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 4.1%
--------------------------------------------------------------------------------
           472,000    Baxter International, Inc.            12,272,000
--------------------------------------------------------------------------------
           816,558    Beckman Coulter Inc.                  33,184,918
--------------------------------------------------------------------------------
           312,937    Becton Dickinson & Co.                12,157,602
--------------------------------------------------------------------------------
            34,100    Invitrogen Corp.(1)                    1,308,417
--------------------------------------------------------------------------------
           282,600    Mettler-Toledo
                      International, Inc.(1)                10,357,290
--------------------------------------------------------------------------------
                                                            69,280,227
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           722,800    Tenet Healthcare Corp.(1)              8,420,620
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.0%
--------------------------------------------------------------------------------
           685,500    Toyota Motor Corp. ORD                17,775,503
--------------------------------------------------------------------------------
OIL SERVICES -- 1.6%
--------------------------------------------------------------------------------
           902,100    Diamond Offshore Drilling, Inc.       18,935,079
--------------------------------------------------------------------------------
           366,348    Global SantaFe Corp.                   8,550,562
--------------------------------------------------------------------------------
                                                            27,485,641
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 3.8%
--------------------------------------------------------------------------------
         1,497,100    Allstate Corporation                  53,371,615
--------------------------------------------------------------------------------
            57,900    Chubb Corp. (The)                      3,474,000
--------------------------------------------------------------------------------
           501,600    Horace Mann Educators Corp.            8,090,808
--------------------------------------------------------------------------------
                                                            64,936,423
--------------------------------------------------------------------------------
PUBLISHING -- 1.0%
--------------------------------------------------------------------------------
           339,822    Dow Jones & Co., Inc.                 14,622,541
---------------------------------------------------------------------------------
            39,300    McGraw-Hill Companies,
                      Inc. (The)                             2,436,600
---------------------------------------------------------------------------------
                                                            17,059,141
---------------------------------------------------------------------------------
RAILROADS -- 2.1%
--------------------------------------------------------------------------------
           617,800    Union Pacific Corp.                   35,844,756
--------------------------------------------------------------------------------
RESTAURANTS -- 1.1%
--------------------------------------------------------------------------------
           290,648    McDonald's Corporation                 6,411,695
--------------------------------------------------------------------------------
           428,000    Wendy's International, Inc.           12,399,160
--------------------------------------------------------------------------------
                                                            18,810,855
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 3.6%
--------------------------------------------------------------------------------
         1,201,200    Edwards (A.G.), Inc.                  41,081,040
--------------------------------------------------------------------------------
            72,587    Merrill Lynch & Co., Inc.              3,388,361
--------------------------------------------------------------------------------
           446,843    T. Rowe Price Group Inc.              16,868,323
--------------------------------------------------------------------------------
                                                            61,337,724
--------------------------------------------------------------------------------

Shares                                                          Value
-------------------------------------------------------------------------------
TELEPHONE -- 4.6%
-------------------------------------------------------------------------------
          1,113,437   BellSouth Corp.                    $    29,650,827
-------------------------------------------------------------------------------
            360,515   CenturyTel Inc.                         12,563,948
-------------------------------------------------------------------------------
            118,690   Commonwealth Telephone
                      Enterprise Inc.(1)                       5,218,799
-------------------------------------------------------------------------------
          1,202,328   SBC Communications Inc.(2)              30,719,481
-------------------------------------------------------------------------------
                                                              78,153,055
-------------------------------------------------------------------------------
TOBACCO -- 0.9%
-------------------------------------------------------------------------------
            438,935   UST Inc.                                15,375,893
-------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 0.7%
-------------------------------------------------------------------------------
            449,900   CNF Inc.                                11,418,462
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,423,105,393)                                      1,523,235,782
===============================================================================

 TEMPORARY CASH INVESTMENTS --
 SEGREGATED FOR FUTURES** -- 4.8%

Repurchase Agreement, Merrill Lynch
& Co., Inc., (U.S. Treasury obligations),
in a joint trading account at 1.00%,
dated 6/30/03, due 7/1/03
(Delivery value $81,231,056)
(Cost $81,228,800)                                           81,228,800
===============================================================================
 TEMPORARY CASH INVESTMENTS -- 5.3%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.97%,
dated 6/30/03, due 7/1/03
(Delivery value $14,900,401)                                 14,900,000
-------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch
& Co., Inc., (U.S. Treasury obligations),
in a joint trading account at 1.00%,
dated 6/30/03, due 7/1/03
(Delivery value $3,671,302)                                   3,671,200
-------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations),
in a joint trading account at 1.00%,
dated 6/30/03, due 7/1/03
(Delivery value $70,601,961)                                 70,600,000
-------------------------------------------------------------------------
TOTAL TEMPORARY  CASH INVESTMENTS
(Cost $89,171,200)                                           89,171,200
-------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 100.0%
(Cost $1,593,505,393)                                    $1,693,635,782
=========================================================================

See Notes to Financial Statements.                                  (continued)

6

VP Value - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    Contracts to Sell      Settlement Date             Value           Unrealized Gain
---------------------------------------------------------------------------------------------
   1,287,369,000 JPY           7/31/03              $10,746,167            $40,697
                                               ============================================

(Value on Settlement Date $10,786,864)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging).  The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.
================================================================================

 EQUITY FUTURES CONTRACTS**

                                                           Underlying Face
         Purchased              Expiration Date            Amount at Value      Unrealized Loss
-----------------------------------------------------------------------------------------------------
    334  S&P 500 Futures        September 2003               $81,228,800         $(1,016,687)
                                                    ================================================

**EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
JPY = Japanese Yen
ORD = Foreign Ordinary Share
(1)  Non-income producing.
(2)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

See Notes to Financial Statements.

7

Statements of Assets and Liabilites

JUNE 30, 2003 (UNAUDITED)
================================================================================
ASSETS
Investment securities, at value (cost of $1,423,105,393)         $1,523,235,782
--------------------------------------------------------------------
Repurchase Agreements, at value (cost of $170,400,000)              170,400,000
--------------------------------------------------------------------
Cash                                                                  1,078,290
--------------------------------------------------------------------
Receivable for investments sold                                       7,251,439
--------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts               40,697
--------------------------------------------------------------------
Dividends and interest receivable                                     1,524,837
--------------------------------------------------------------------------------
                                                                  1,703,531,045
================================================================================
LIABILITIES
Payable for investments purchased                                     6,740,231
--------------------------------------------------------------------
Payable for variation margin of futures contracts                        41,750
--------------------------------------------------------------------
Accrued management fees                                               1,324,551
--------------------------------------------------------------------
Distribution fees payable                                                25,673
--------------------------------------------------------------------------------
                                                                      8,132,205
--------------------------------------------------------------------------------
NET ASSETS                                                       $1,695,398,840
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                          $1,735,702,185
--------------------------------------------------------------------
Undistributed net investment income                                   9,889,687
--------------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                                      (149,347,783)
--------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                         99,154,751
--------------------------------------------------------------------------------
                                                                 $1,695,398,840
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                       $1,567,517,539
--------------------------------------------------------------------
Shares outstanding                                                  237,228,385
--------------------------------------------------------------------
Net asset value per share                                                 $6.61
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $127,038,146
--------------------------------------------------------------------
Shares outstanding                                                   19,237,018
--------------------------------------------------------------------
Net asset value per share                                                 $6.60
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                             $843,155
--------------------------------------------------------------------
Shares outstanding                                                      127,544
--------------------------------------------------------------------
Net asset value per share                                                 $6.61
--------------------------------------------------------------------------------

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT INCOME
INCOME:
--------------------------------------------------------------------
Dividends                                                          $ 16,778,168
--------------------------------------------------------------------
Interest                                                                469,949
--------------------------------------------------------------------------------
                                                                     17,248,117
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                       7,200,853
--------------------------------------------------------------------
Distribution fees - Class II                                            122,459
--------------------------------------------------------------------
Directors' fees and expenses                                             10,262
--------------------------------------------------------------------
Other expenses                                                            7,608
--------------------------------------------------------------------------------
                                                                      7,341,182
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 9,906,935
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
NET REALIZED GAIN ON:
--------------------------------------------------------------------
Investment transactions                                               1,840,302
--------------------------------------------------------------------
Foreign currency transactions                                           101,727
--------------------------------------------------------------------------------
                                                                      1,942,029
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------------
Investments                                                         129,668,868
--------------------------------------------------------------------
Translation of assets and liabilities in foreign currencies              41,048
--------------------------------------------------------------------------------
                                                                    129,709,916
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    131,651,945
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $141,558,880
================================================================================

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                2003                   2002
===========================================================================================
OPERATIONS
Net investment income                              $ 9,906,935           $ 18,297,260
--------------------------------------------------
Net realized gain (loss)                             1,942,029           (108,228,847)
--------------------------------------------------
Change in net unrealized appreciation              129,709,916           (142,656,456)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          141,558,880           (232,588,043)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
--------------------------------------------------
  Class I                                          (16,414,513)           (12,733,664)
---------------------------------------------------------------------------------------------
  Class II                                            (955,890)              (207,595)
---------------------------------------------------------------------------------------------
  Class III                                             (7,827)                  --
---------------------------------------------------------------------------------------------
From net realized gains:
--------------------------------------------------
  Class I                                                  --             (82,390,588)
---------------------------------------------------------------------------------------------
  Class II                                                 --              (1,448,362)
--------------------------------------------------------------------------------------------
Decrease in net assets from distributions          (17,378,230)           (96,780,209)
============================================================================================
CAPITAL SHARE TRANSACTIONS
Net increase in net assets from
capital share transactions                          22,599,667            436,606,689
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         146,780,317            107,238,437
============================================================================================
NET ASSETS
Beginning of period                              1,548,618,523          1,441,380,086
-------------------------------------------------------------------------------------------
End of period                                   $1,695,398,840         $1,548,618,523
==========================================================================================

Undistributed net investment income                 $9,889,687            $17,360,982
===========================================================================================

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objective by investing in securities management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk

                                                                    (continued)

11

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

At December 31, 2002, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $84,467,174 (expiring in 2010), which may be used to offset future taxable gains.

The fund has elected to treat $2,698,687 of net capital losses incurred in the two-month period ended December 31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The effective annual management fee for the six The annual management fee schedule for each class is as follows:

                                  CLASS I             CLASS II           CLASS III
----------------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
------------------------------------
First $500 million                 1.00%               0.90%              1.00%
----------------------------------------------------------------------------------------
Next $500 million                  0.95%               0.85%              0.95%
----------------------------------------------------------------------------------------
Over $1 billion                    0.90%               0.80%              0.90%
----------------------------------------------------------------------------------------

                                                                    (continued)

12

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

months ended June 30, 2003 was 0.95%, 0.85%, and 0.95% for Class I, Class II,
and Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

3. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were $710,772,037 and $761,447,086, respectively.

At June 30, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                 $1,659,609,430
================================================================================
Gross tax appreciation of investments                             $115,724,236
--------------------------------------------------------------------
Gross tax depreciation of investments                              (81,697,884)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $34,026,352
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

 4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
                                                    SHARES            AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003
SHARES AUTHORIZED                                 500,000,000
================================================================================
Sold                                               25,887,415     $159,754,630
---------------------------------------------------
Issued in reinvestment of distributions             3,034,106       16,414,513
---------------------------------------------------
Redeemed                                          (31,232,446)    (188,917,556)
--------------------------------------------------------------------------------
Net decrease                                       (2,310,925)    $(12,748,413)
================================================================================
YEAR ENDED DECEMBER 31, 2002
SHARES AUTHORIZED                                 500,000,000
================================================================================
Sold                                               95,219,343     $655,580,855
---------------------------------------------------
Issued in reinvestment of distributions            13,084,491       95,124,252
---------------------------------------------------
Redeemed                                          (60,170,155)    (388,608,288)
--------------------------------------------------------------------------------
Net increase                                       48,133,679     $362,096,819
================================================================================

                                                                 (continued)

13

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                    SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

SHARES AUTHORIZED                                100,000,000
================================================================================
Sold                                               5,784,362        $35,719,690
---------------------------------------------------------
Issued in reinvestment of distributions              176,689            955,890
---------------------------------------------------------
Redeemed                                            (306,664)        (1,811,937)
--------------------------------------------------------------------------------
Net increase                                       5,654,387        $34,863,643
================================================================================
YEAR ENDED DECEMBER 31, 2002
SHARES AUTHORIZED                                100,000,000
================================================================================
Sold                                              11,968,165        $78,059,418
---------------------------------------------------------
Issued in reinvestment of distributions              227,780          1,655,957
---------------------------------------------------------
Redeemed                                            (917,920)        (5,564,041)
--------------------------------------------------------------------------------
Net increase                                      11,278,025        $74,151,334
================================================================================
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003
SHARES AUTHORIZED                                100,000,000
================================================================================
Sold                                                 125,277           $791,923
---------------------------------------------------------
Issued in reinvestment of distributions                1,447              7,827
---------------------------------------------------------
Redeemed                                             (57,333)          (315,313)
--------------------------------------------------------------------------------
Net increase                                          69,391           $484,437
================================================================================
PERIOD ENDED DECEMBER 31, 2002(1)
SHARES AUTHORIZED                                100,000,000
================================================================================
Sold                                                  70,555           $436,433
---------------------------------------------------------
Redeemed                                             (12,402)           (77,897)
--------------------------------------------------------------------------------
Net increase                                          58,153           $358,536
================================================================================
(1)  May 6, 2002 (commencement of sale) through December 31, 2002.

 5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

14

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS I
-------------------------------------------------------------------------------------------------------------------------
                                        2003(1)         2002          2001           2000         1999        1998
PER-SHARE DATA
Net Asset Value, Beginning of Period    $6.12          $7.44         $6.67          $5.95        $6.73       $6.93
-------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income                  0.04(2)        0.08(2)       0.08(2)        0.08         0.08        0.08(2)
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.52          (0.95)         0.77           0.90        (0.15)       0.27
-------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations       0.56          (0.87)         0.85           0.98        (0.07)       0.35
-------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income            (0.07)         (0.06)        (0.08)         (0.07)       (0.07)      (0.04)
---------------------------------------
  From Net Realized Gains                  --          (0.39)           --          (0.19)       (0.64)      (0.51)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.07)         (0.45)        (0.08)         (0.26)       (0.71)      (0.55)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $6.61          $6.12         $7.44          $6.67        $5.95       $6.73
=========================================================================================================================
  TOTAL RETURN(3)                        9.42%        (12.62)%       12.82%         18.14%       (0.85)%      4.81%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                    0.95%(4)      0.95%         0.97%          1.00%        1.00%      1.00%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.31%(4)      1.17%         1.28%          1.81%        1.40%      1.21%
---------------------------------------
Portfolio Turnover Rate                      49%        106%          174%           159%         118%       158%
---------------------------------------
Net Assets, End of Period
(in thousands)                        $1,567,518  $1,465,287    $1,424,235       $672,214     $416,166   $316,624
-------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

15

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-----------------------------------------------------------------------------------------------------
                                                                        CLASS II
-----------------------------------------------------------------------------------------------------
                                                           2003(1)         2002          2001(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                       $6.11          $7.44           $7.19
-----------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
  Net Investment Income(3)                                  0.04           0.07            0.02
----------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.51          (0.95)           0.23
-----------------------------------------------------------------------------------------------------
  Total From Investment Operations                          0.55          (0.88)           0.25
-----------------------------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
  From Net Investment Income                               (0.06)         (0.06)            --
----------------------------------------------------------
  From Net Realized Gains                                     --          (0.39)            --
-----------------------------------------------------------------------------------------------------
  Total Distributions                                      (0.06)         (0.45)            --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.60          $6.11           $7.44
=====================================================================================================
  TOTAL RETURN(4)                                           9.27%       (12.81)%           3.48%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets         1.10%(5)        1.10%          1.11%(5)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      1.16%(5)        1.02%          0.81%(5)
----------------------------------------------------------
Portfolio Turnover Rate                                       49%          106%           174%(6)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                 $127,038       $82,976          $17,145
-----------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  August 14, 2001 (commencement of sale) through December 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

16

VP Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                 CLASS III
--------------------------------------------------------------------------------
                                                           2003(1)        2002(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                       $6.12          $6.92
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Income(3)                                  0.04           0.06
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.52          (0.86)
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.56          (0.80)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                               (0.07)            --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.61          $6.12
================================================================================
  TOTAL RETURN(4)                                          9.42%       (11.56)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets         0.95%(5)     0.95%(5)
--------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      1.31%(5)     1.50%(5)
--------------------------------------------------------------
Portfolio Turnover Rate                                       49%       106%(6)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                     $843         $356
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  May 6, 2002 (commencement of sale) through December 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2002.

17

See Notes to Financial Statements.

Share Class Information

Three classes of shares are authorized for sale by the portfolio: Class I, Class
II and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares. CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the portfolio and generally have the same rights and preferences. Because all shares of the portfolio are sold through insurance company separate accounts, additional fees may apply.

18

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as portfolio performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

19

Notes

20

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                               American Century Investment Services, Inc.
SH-SAN-34958                       (c)2003 American Century Services Corporation

[front cover]

June 30, 2003

American Century Variable Portfolios
Semiannual Report

[graphic of chart]

[graphic of starfish on beach]

[graphic of two steel bridges]

VP Capital Appreciation

[american century logo and text logo (reg. sm)]

VP CAPITAL APPRECIATION

FINANCIAL STATEMENTS

OTHER INFORMATION
Index Definitions .........................................................   15

VP Capital Appreciation - Performance

 TOTAL RETURNS AS OF JUNE 30, 2003

                                              AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------
                                                                SINCE     INCEPTION
                            1 YEAR     5 YEARS    10 YEARS    INCEPTION     DATE
-------------------------------------------------------------------------------------
 VP CAPITAL APPRECIATION    -6.68%      0.97%       2.94%       6.34%     11/20/87
-------------------------------------------------------------------------------------
 RUSSELL MIDCAP GROWTH       7.35%     -0.64%       8.46%      11.92%(1)    --
-------------------------------------------------------------------------------------

(1) Since 11/30/87, the date nearest the portfolio's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made June 30, 1993

 ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
-----------------------------------------------------------------------------------------------------
                 1994     1995     1996     1997    1998    1999     2000     2001     2002     2003
-----------------------------------------------------------------------------------------------------
VP Capital
 Appreciation   -2.22%   27.05%   11.25%   -8.89%   1.09%  12.58%   66.39%  -20.36%  -24.61%   -6.68%
-----------------------------------------------------------------------------------------------------
Russell
 MidCap Growth   2.08%   26.43%   23.59%   17.59%  24.02%  20.31%   48.59%  -31.51%  -26.34%    7.35%
-----------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the portfolio. Returns for the index are provided for comparison. The portfolio's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

2

VP Capital Appreciation - Portfolio Commentary

[photo of Kurt Stalzer and Linda Peterson]

A portfolio commentary from Kurt Stalzer and Linda Peterson, portfolio managers on the Capital Appreciation investment team.

For the six months ended June 30, 2003, VP Capital Appreciation gained 6.43%
while its benchmark, the Russell Midcap Growth Index, rose 18.74%.

Investors witnessed a remarkable turnaround in the stock market during the six months covered by this report. Intense geopolitical strife, lackluster economic growth, and a murky corporate profit outlook marked the beginning of the period.
As the year wore on, however, many companies met or exceeded earnings estimates, hostilities in Iraq eased, and fiscal and monetary authorities took steps to inject money into the economy to help power a recovery. Mid- and small-cap growth stocks reasserted themselves in this environment, with the sharpest gains posted by smaller growth companies. From its period low point on March 11 through June 30, the Russell Midcap Growth Index returned 27.52%, reversing its
6.89% decline from December 31, 2002, through March 11, 2003.

Technology stocks spearheaded the rally, as seen in the 30% return of the
Merrill Lynch 100 Technology Index, a widely used tech barometer. VP Capital
Appreciation's management team attributed much of the run up to speculative technology companies where there was no clear evidence of a recovery in earnings. As a result, the portfolio was underexposed to technology issues compared to its benchmark, which dragged on relative returns. Moreover, an overweight position in defense and aerospace companies, which struggled in this market, detracted from performance.

Still, VP Capital Appreciation's technology stake produced strong absolute performance. The biggest gains came from the electrical equipment industry, where a leading contributor was UTStarcom. Despite concerns that the SARS outbreak would dampen Asian business spending, the company's shares surged due to explosive demand for its telecom equipment in developing markets such as
China.

 TOP TEN HOLDINGS AS OF JUNE 30, 2003

----------------------------------------------------------------------------
                                          % OF                  % OF
                                       PORTFOLIO              PORTFOLIO
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         6/30/03              12/31/02
----------------------------------------------------------------------------
Bard (C.R.), Inc.                         2.5%                  1.9%
----------------------------------------------------------------------------
Affiliated Computer
Services Inc.                             2.1%                  3.0%
----------------------------------------------------------------------------
Liz Claiborne, Inc.                       2.1%                   --
----------------------------------------------------------------------------
Amdocs Ltd.                               1.9%                   --
----------------------------------------------------------------------------
Corporate Executive
Board Co. (The)                           1.9%                  1.5%
----------------------------------------------------------------------------
Omnicare, Inc.                            1.8%                  2.2%
----------------------------------------------------------------------------
Pactiv Corporation                        1.8%                  1.5%
----------------------------------------------------------------------------
Lehman Brothers
Holdings Inc.                             1.7%                   --
----------------------------------------------------------------------------
American Standard
Companies Inc.                            1.7%                  2.1%
----------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                       1.7%                  1.8%
----------------------------------------------------------------------------

                                                                    (continued)

                                                                               3

VP Capital Appreciation - Portfolio Commentary

In the software industry, Amdocs, which provides billing systems mainly to telecom service providers, was a stand out. Its stock advanced as the company captured market share. Positions in semiconductor and computer hardware manufacturers also advanced.

VP Capital Appreciation's health care stake generated the portfolio's best performance. Medical-device company Boston Scientific was a leading contributor, benefiting from its expected entry into the domestic drug-coated stent market.
Omnicare, a pharmaceutical provider to nursing homes, was another top performer.
During the period, it reported its eleventh consecutive quarter of earnings growth, and it received an additional boost when it won approval to proceed with a beneficial acquisition. The portfolio's generic drug holdings also appreciated, driven by a number of catalysts: an onslaught of drugs losing patent protection, an acceleration in the FDA's drug approval process, and proposed legislation that would favor generic drugs.

However, all was not well in the sector. The portfolio's top detractor was
Accredo Health. The management team sold this stock when the specialty drug distributor unexpectedly lowered earnings estimates. Furthermore, investors punished hospital stocks, including portfolio holding LifePoint Hospital,

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        6/30/03               12/31/02
--------------------------------------------------------------------------------
U.S. Common Stocks &
Equity Futures                           92.5%                 92.9%
--------------------------------------------------------------------------------
Foreign Stocks                            4.2%                  2.7%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    96.7%                 95.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.3%                  4.4%
--------------------------------------------------------------------------------

 TOP FIVE INDUSTRIES AS OF JUNE 30, 2003
-------------------------------------------------------------------------------
                                         % OF                  % OF
                                      PORTFOLIO              PORTFOLIO
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        6/30/03              12/31/02
-------------------------------------------------------------------------------
Medical Products
& Supplies                               8.9%                  8.8%
-------------------------------------------------------------------------------
Media                                    6.7%                  6.1%
-------------------------------------------------------------------------------
Information Services                     6.7%                  8.5%
-------------------------------------------------------------------------------
Computer Software                        5.8%                  1.2%
-------------------------------------------------------------------------------
Electrical Equipment                     5.0%                  0.9%
-------------------------------------------------------------------------------

as the industry struggled with low admissions and a government investigation into billing practices.

Investments in certain specialty stores boosted returns. One company of note was
Best Buy, which managed to take market share from rivals despite the lackluster economy. The consumer electronics retailer also rallied when it sold its troubled Musicland division, which had been a drag on earnings.

On the downside, basic materials companies hampered returns. The biggest detractor here was Avery Dennison, which declined in part due to the surprise announcement that the Department of Justice initiated an investigation into the labeling industry.

VP Capital Appreciation's management team is encouraged by the resilience the market and the economy have demonstrated. However, many companies continue to grapple with excess capacity, stiff competition, and lack of pricing power.
While the management team waits for what may be a slow and uneven recovery to take hold, they will continue to search for mid-sized companies growing at accelerating rates today. The team believes this process can position VP Capital
Appreciation for long-term outperformance.

4

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                          Value
-------------------------------------------------------------------------------

 COMMON STOCKS - 94.5%

APPAREL & TEXTILES - 2.1%
--------------------------------------------------------------------------------
    155,100    Liz Claiborne, Inc.                       $    5,467,275
--------------------------------------------------------------------------------
BANKS - 0.7%
---------------------------------------------------------
    57,300    National City Corp.                             1,874,283
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
---------------------------------------------------------
    19,000    Cephalon, Inc.(1)                                 782,040
--------------------------------------------------------------------------------
    37,900    Gilead Sciences, Inc.(1)                        2,106,482
--------------------------------------------------------------------------------
    50,300    ICOS Corporation(1)                             1,848,525
--------------------------------------------------------------------------------
                                                              4,737,047
--------------------------------------------------------------------------------
CHEMICALS - 2.6%
---------------------------------------------------------
    240,900   Pactiv Corporation(1)                           4,748,139
--------------------------------------------------------------------------------
    50,000    Valspar Corp.                                   2,111,000
--------------------------------------------------------------------------------
                                                              6,859,139
--------------------------------------------------------------------------------
CLOTHING STORES - 2.3%
---------------------------------------------------------
    18,000    Christopher & Banks Corporation(1)                665,820
--------------------------------------------------------------------------------
    45,000    Coach Inc.(1)                                   2,238,300
--------------------------------------------------------------------------------
    172,500   Gap, Inc. (The)                                 3,236,100
--------------------------------------------------------------------------------
                                                              6,140,220
--------------------------------------------------------------------------------
COMPUTER HARDWARE & BUSINESS MACHINES - 2.4%
--------------------------------------------------------------------------------
    173,665   American Power
              Conversion Corp.(1)                             2,707,438
--------------------------------------------------------------------------------
    42,609    Avocent Corp.(1)                                1,275,287
--------------------------------------------------------------------------------
    30,689    Zebra Technologies Corp. Cl A(1)                2,307,506
--------------------------------------------------------------------------------
                                                              6,290,231
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.8%
--------------------------------------------------------------------------------
    215,600   Amdocs Ltd.(1)                                  5,174,400
--------------------------------------------------------------------------------
    95,500    Cognos, Inc.(1)                                 2,578,500
--------------------------------------------------------------------------------
    165,407   Documentum Inc.(1)                              3,253,556
--------------------------------------------------------------------------------
    41,300    Kronos Inc.(1)                                  2,098,453
--------------------------------------------------------------------------------
    56,600    Mercury Interactive Corp.(1)                    2,185,326
--------------------------------------------------------------------------------
                                                             15,290,235
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE - 1.6%
--------------------------------------------------------------------------------
    66,425    Alliant Techsystems Inc.(1)                     3,448,122
--------------------------------------------------------------------------------
    14,900    Lockheed Martin Corp.                             708,793
--------------------------------------------------------------------------------
                                                              4,156,915
--------------------------------------------------------------------------------
DEPARTMENT STORES - 1.2%
--------------------------------------------------------------------------------
    86,900    Family Dollar Stores, Inc.                      3,315,235
--------------------------------------------------------------------------------
DRUGS - 5.0%
--------------------------------------------------------------------------------
    56,150    Barr Laboratories, Inc.(1)                      3,677,825
--------------------------------------------------------------------------------
    76,700    Celgene Corp.(1)                                2,331,680
--------------------------------------------------------------------------------
    83,000    Mylan Laboratories Inc.                         2,885,910
--------------------------------------------------------------------------------
    79,374    Teva Pharmaceutical
              Industries Ltd. ADR                             4,518,762
--------------------------------------------------------------------------------
                                                             13,414,177
--------------------------------------------------------------------------------

Shares                                                          Value
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.0%
-------------------------------------------------------------------------------
    28,800   Amphenol Corp. Cl A(1)                        $  1,348,416
-------------------------------------------------------------------------------
   173,130   Comverse Technology, Inc.(1)                     2,602,144
-------------------------------------------------------------------------------
   269,000   Corning Inc.(1)                                  1,987,910
-------------------------------------------------------------------------------
   208,200   Flextronics
             International Ltd.(1)                            2,163,198
-------------------------------------------------------------------------------
    71,000   Jabil Circuit, Inc.(1)                           1,569,100
-------------------------------------------------------------------------------
   105,300   UTStarcom Inc.(1)                                3,745,521
-------------------------------------------------------------------------------
                                                             13,416,289
-------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION - 2.1%
--------------------------------------------------------------------------------
    63,800   Pioneer Natural Resources Co.(1)                 1,665,180
-------------------------------------------------------------------------------
   195,766   XTO Energy Inc.                                  3,936,854
-------------------------------------------------------------------------------
                                                              5,602,034
-------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 2.5%
--------------------------------------------------------------------------------
   137,300   Republic Services, Inc. Cl A(1)                  3,112,591
-------------------------------------------------------------------------------
    93,600   Stericycle, Inc.(1)                              3,601,728
-------------------------------------------------------------------------------
                                                              6,714,319
-------------------------------------------------------------------------------
FOOD & BEVERAGE - 1.6%
--------------------------------------------------------------------------------
    29,700   Hershey Foods Corp.                              2,068,902
-------------------------------------------------------------------------------
    57,300   Performance Food Group Co.(1)                    2,120,100
-------------------------------------------------------------------------------
                                                              4,189,002
-------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT - 0.7%
-------------------------------------------------------------------------------
   129,100   Newport Corp.(1)                                 1,910,680
-------------------------------------------------------------------------------
HOTELS - 0.6%
-------------------------------------------------------------------------------
   134,800   Hilton Hotels Corp.                              1,724,092
-------------------------------------------------------------------------------
INDUSTRIAL PARTS - 3.5%
-------------------------------------------------------------------------------
    62,100   American Standard
             Companies Inc.(1)                                4,591,052
-------------------------------------------------------------------------------
    75,625   Fastenal Company                                 2,566,713
-------------------------------------------------------------------------------
    19,602   Ingersoll-Rand Company                             927,567
-------------------------------------------------------------------------------
    59,741   Pall Corp.                                       1,344,173
-------------------------------------------------------------------------------
                                                              9,429,505
-------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 1.6%
-------------------------------------------------------------------------------
   118,053   Manpower Inc.                                    4,378,586
-------------------------------------------------------------------------------
INFORMATION SERVICES - 6.7%
-------------------------------------------------------------------------------
   119,636   Affiliated Computer
             Services Inc.(1)(2)                              5,470,953
-------------------------------------------------------------------------------
   278,600   BearingPoint, Inc.(1)                            2,688,490
-------------------------------------------------------------------------------
    47,278   ChoicePoint Inc.(1)                              1,632,037
-------------------------------------------------------------------------------
    42,200   Computer Sciences Corp.(1)                       1,608,664
-------------------------------------------------------------------------------
   124,086   Corporate Executive
             Board Co. (The)(1)                               5,065,191
-------------------------------------------------------------------------------
    44,600   Paychex, Inc.                                    1,307,226
-------------------------------------------------------------------------------
                                                             17,772,561
-------------------------------------------------------------------------------
INTERNET - 1.6%
-------------------------------------------------------------------------------
   114,551   Macromedia, Inc.(1)                              2,410,153
-------------------------------------------------------------------------------
    72,800   United Online, Inc.(1)                           1,844,752
-------------------------------------------------------------------------------
                                                              4,254,905
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                               5

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                          Value
-------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE - 2.2%
--------------------------------------------------------------------------------
    43,300    Aflac Inc.                                   $  1,331,475
--------------------------------------------------------------------------------
    63,400    Lincoln National Corp.                          2,258,942
--------------------------------------------------------------------------------
    70,000    Nationwide Financial Services Inc.              2,275,000
--------------------------------------------------------------------------------
                                                              5,865,417
--------------------------------------------------------------------------------
MEDIA - 6.7%
--------------------------------------------------------------------------------
    81,100    Cumulus Media Inc.(1)                           1,535,223
--------------------------------------------------------------------------------
    92,900    EchoStar Communications
              Corp. Cl A(1)                                   3,216,198
--------------------------------------------------------------------------------
    66,500    Entercom Communications Corp.(1)                3,259,165
--------------------------------------------------------------------------------
    95,955    Getty Images Inc.(1)                            3,962,942
--------------------------------------------------------------------------------
    54,900    Lamar Advertising Company(1)                    1,933,029
--------------------------------------------------------------------------------
   116,166    Westwood One, Inc.(1)                           3,941,512
--------------------------------------------------------------------------------
                                                             17,848,069
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES - 8.9%
--------------------------------------------------------------------------------
    15,800    Alcon, Inc.                                       722,060
--------------------------------------------------------------------------------
    94,200    Bard (C.R.), Inc.                               6,717,401
--------------------------------------------------------------------------------
    53,600    Boston Scientific Corp.(1)                      3,274,960
--------------------------------------------------------------------------------
    42,000    Cooper Companies, Inc. (The)                    1,460,340
--------------------------------------------------------------------------------
   102,800    Edwards
              Lifesciences Corporation(1)                     3,303,992
--------------------------------------------------------------------------------
    18,113    Gen-Probe Incorporated(1)                         740,278
--------------------------------------------------------------------------------
    58,829    Henry Schein, Inc.(1)                           3,079,110
--------------------------------------------------------------------------------
    90,700    Integra LifeSciences Holdings(1)                2,392,666
--------------------------------------------------------------------------------
    24,700    St. Jude Medical, Inc.(1)                       1,420,250
--------------------------------------------------------------------------------
    27,209    Steris Corp.(1)                                   628,256
--------------------------------------------------------------------------------
                                                             23,739,313
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES - 3.7%
--------------------------------------------------------------------------------
   151,000    Health Management
              Associates, Inc. Cl A                           2,785,950
--------------------------------------------------------------------------------
    61,500    Odyssey HealthCare, Inc.(1)                     2,275,500
--------------------------------------------------------------------------------
   143,074    Omnicare, Inc.                                  4,834,470
--------------------------------------------------------------------------------
                                                              9,895,920
--------------------------------------------------------------------------------
MINING & METALS - 0.2%
--------------------------------------------------------------------------------
    14,200    Ball Corp.                                        646,242
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS - 1.4%
--------------------------------------------------------------------------------
    60,800    Genuine Parts Company                           1,946,208
--------------------------------------------------------------------------------
    41,900    Harley-Davidson, Inc.                           1,670,134
--------------------------------------------------------------------------------
                                                              3,616,342
--------------------------------------------------------------------------------
OIL SERVICES - 3.6%
--------------------------------------------------------------------------------
    71,800    BJ Services Co.(1)                              2,682,448
--------------------------------------------------------------------------------
    80,000    Cooper Cameron Corp.(1)                         4,030,400
--------------------------------------------------------------------------------
    73,000    Pride International Inc.(1)                     1,373,860
--------------------------------------------------------------------------------
    32,200    Weatherford International Ltd.(1)               1,349,180
--------------------------------------------------------------------------------
                                                              9,435,888
--------------------------------------------------------------------------------

Shares                                                          Value
--------------------------------------------------------------------------------
RAILROADS - 0.7%
-------------------------------------------------------------------------------

    38,100  Canadian National
            Railway Co. ORD                                $  1,835,411
--------------------------------------------------------------------------------
RESTAURANTS - 0.9%
--------------------------------------------------------------------------------
    50,700   Applebee's International Inc.                    1,593,501
--------------------------------------------------------------------------------
    23,000   Yum! Brands, Inc.(1)                               679,880
--------------------------------------------------------------------------------
                                                              2,273,381
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT - 4.9%
--------------------------------------------------------------------------------
    55,553   Affiliated Managers Group Inc.(1)                3,385,955
--------------------------------------------------------------------------------
    56,500   Franklin Resources, Inc.                         2,207,455
--------------------------------------------------------------------------------
    41,900   Legg Mason, Inc.                                 2,721,405
--------------------------------------------------------------------------------
    69,500   Lehman Brothers Holdings Inc.                    4,620,360
--------------------------------------------------------------------------------
                                                             12,935,175
--------------------------------------------------------------------------------
SEMICONDUCTOR - 4.8%
--------------------------------------------------------------------------------
   113,000   Arrow Electronics, Inc.(1)                       1,722,120
--------------------------------------------------------------------------------
    50,400   Interdigital
             Communications Corp.(1)                          1,177,848
--------------------------------------------------------------------------------
    79,200   International Rectifier Corp.(1)                 2,124,144
--------------------------------------------------------------------------------
    77,800   Linear Technology Corp.                          2,505,938
--------------------------------------------------------------------------------
    65,159   Maxim Integrated Products, Inc.                  2,227,786
--------------------------------------------------------------------------------
    55,600   Power Integrations, Inc.(1)                      1,352,192
--------------------------------------------------------------------------------
    98,500   Vishay Intertechnology, Inc.(1)                  1,300,200
--------------------------------------------------------------------------------
    11,000   Xilinx, Inc.(1)                                    278,410
--------------------------------------------------------------------------------
                                                             12,688,638
--------------------------------------------------------------------------------
SPECIALTY STORES - 4.6%
--------------------------------------------------------------------------------
   116,900   Barnes & Noble Inc.(1)                           2,694,545
--------------------------------------------------------------------------------
    72,700   Best Buy Co., Inc.(1)                            3,192,984
--------------------------------------------------------------------------------
    31,109   PETCO Animal Supplies, Inc.(1)                     676,310
--------------------------------------------------------------------------------
   114,841   Staples, Inc.(1)                                 2,107,332
--------------------------------------------------------------------------------
   105,200   Tiffany & Co.                                    3,437,936
--------------------------------------------------------------------------------
                                                             12,109,107
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT - 0.5%
--------------------------------------------------------------------------------
                      59,000   Werner Enterprises Inc.        1,250,800
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $210,218,272)                                         251,076,433
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                (continued)

6

VP Capital Appreciation - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)
                                                                       Value
--------------------------------------------------------------------------------
 TEMPORARY CASH INVESTMENTS -
 SEGREGATED FOR FUTURES* - 2.2%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 1.00%, dated 6/30/03, due 7/1/03
(Delivery value $5,786,561)
(Cost $5,786,400)                                                   $5,786,400
--------------------------------------------------------------------------------
 TEMPORARY CASH INVESTMENTS - 3.3%
Repurchase Agreement, Credit Suisse
First Boston Corp., (U.S. Treasury obligations),
in a joint trading account at
1.04%,  dated 6/30/03, due 7/1/03
(Delivery value $4,300,124)                                          4,300,000
--------------------------------------------------------------------------------
                                                                       Value
-------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a
joint trading  account at 1.00%, dated 6/30/03, due 7/1/03
(Delivery value $4,613,728)                                       $  4,613,600
-------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $8,913,600)                                                    8,913,600
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $224,918,272)                                               $265,776,433
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share

(1) Non-income producing.
(2) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

 EQUITY FUTURES CONTRACTS*

                                                     Underlying Face
         Purchased              Expiration Date      Amount at Value     Unrealized Loss
-----------------------------------------------------------------------------------------
    48  NASDAQ 100 Futures      September 2003         $5,786,400          $(156,708)
                                                   ======================================

*EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell).
By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
================================================================================
ASSETS
Investment securities, at value (cost of $224,918,272)             $265,776,433
--------------------------------------------------------------------
Receivable for investments sold                                       2,684,259
--------------------------------------------------------------------
Receivable for variation margin on futures contracts                     14,398
--------------------------------------------------------------------
Dividends and interest receivable                                        69,321
--------------------------------------------------------------------------------
                                                                    268,544,411
--------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of demand deposit cash                          127,579
--------------------------------------------------------------------
Payable for investments purchased                                     7,351,071
--------------------------------------------------------------------
Accrued management fees                                                 216,685
--------------------------------------------------------------------------------
                                                                      7,695,335
--------------------------------------------------------------------------------

NET ASSETS                                                         $260,849,076
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
Authorized                                                          100,000,000
================================================================================
Outstanding                                                          41,475,450
================================================================================

NET ASSET VALUE PER SHARE                                                 $6.29
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                            $391,099,352
--------------------------------------------------------------------
Accumulated net investment loss                                        (677,389)
--------------------------------------------------------------------
Accumulated net realized loss on investment and foreign currency
transactions                                                       (170,274,298)
--------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies                                    40,701,411
--------------------------------------------------------------------------------
                                                                   $260,849,076
================================================================================

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT LOSS
INCOME:
--------------------------------------------------------------------
Dividends                                                           $   439,671
--------------------------------------------------------------------
Interest                                                                123,069
--------------------------------------------------------------------------------
                                                                        562,740
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------

Management fees                                                       1,237,448
--------------------------------------------------------------------

Directors' fees and expenses                                              1,595
--------------------------------------------------------------------

Other expenses                                                            1,086
--------------------------------------------------------------------------------

                                                                      1,240,129
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (677,389)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investment and foreign currency transactions   (12,771,872)
--------------------------------------------------------------------

Change in net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies          28,966,861
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     16,194,989
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $15,517,600
================================================================================

See Notes to Financial Statements.

                                                                               9

Statement of Changes in Net Assets

 SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

DECREASE IN NET ASSETS                             2003                2002
================================================================================
OPERATIONS
Net investment loss                         $     (677,389)    $   (1,805,099)
-------------------------------------------
Net realized loss                              (12,771,872)       (40,039,318)
-------------------------------------------
Change in net unrealized appreciation           28,966,861        (37,413,132)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       15,517,600        (79,257,549)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                       10,143,216         38,061,436
---------------------------------------------------------
Payments for shares redeemed                   (25,708,373)       (99,718,954)
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                     (15,565,157)       (61,657,518)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                         (47,557)      (140,915,067)
================================================================================
NET ASSETS
Beginning of period                            260,896,633        401,811,700
--------------------------------------------------------------------------------
End of period                                 $260,849,076       $260,896,633
================================================================================

Accumulated net investment loss                  $(677,389)                --
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
Sold                                             1,708,751          5,510,588
---------------------------------------------------------
Redeemed                                        (4,403,953)       (14,915,998)
--------------------------------------------------------------------------------
Net decrease in shares of the fund              (2,695,202)        (9,405,410)
================================================================================

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Capital Appreciation Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is capital growth. The fund seeks to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

                                                                   (continued)

11

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

At December 31, 2002, the fund had accumulated net realized capital losses carryovers for federal income tax purposes of $151,540,809 (expiring in 2009 through 2010), which may be used to offset future taxable gains.

The fund has elected to treat $2,938,902 of net capital losses incurred in the two-month period ended December 31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month.

The annual management fee schedule for the fund is as follows:

FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million                                                      1.00%
--------------------------------------------------------------------------------
Next $500 million                                                       0.95%
--------------------------------------------------------------------------------
Over $1 billion                                                         0.90%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2003 was 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended June 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

                                                                   (continued)

12

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were $130,072,103 and $134,503,145, respectively.

At June 30, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments                                   $228,128,394
================================================================================
Gross tax appreciation of investments                              $41,503,321
--------------------------------------------------------------------
Gross tax depreciation of investments                               (3,855,282)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $37,648,039
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

 4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

13

VP Capital Appreciation -  Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------

                                           2003(1)      2002        2001        2000        1999        1998
PER-SHARE DATA
Net Asset Value, Beginning of Period       $5.91       $7.50      $15.78      $14.84       $9.02       $9.68
-----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Loss                      (0.02)      (0.04)      (0.03)      (0.05)      (0.05)      (0.01)
------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               0.40       (1.55)      (3.64)       1.47        5.87       (0.17)
-----------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.38       (1.59)      (3.67)       1.42        5.82       (0.18)
-----------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
   From Net Realized Gains                   --          --        (4.61)      (0.48)         --       (0.48)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.29       $5.91       $7.50      $15.78      $14.84       $9.02
=================================================================================================================
  TOTAL RETURN(2)                           6.43%     (21.20)%    (28.07)%      9.03%      64.52%      (2.16)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                      1.00%(3)      1.00%       1.00%       0.98%       1.00%       1.00%
------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                    (0.55)%(3)    (0.55)%     (0.35)%     (0.31)%     (0.41)%     (0.07)%
------------------------------------------
Portfolio Turnover Rate                        57%        124%        149%        128%        119%        206%
------------------------------------------
Net Assets, End of Period
(in thousands)                            $260,849    $260,897    $401,812    $716,855    $607,263    $448,701
-----------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than on year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

14

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as portfolio performance comparisons. They are not investment products available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The MERRILL LYNCH 100 TECHNOLOGY INDEX is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively-traded technology stocks and American Depositary Receipts (ADRs).

15

Notes

16

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                American Century Investment Services, Inc.
SH-SAN-34960                    (c)2003 American Century Services Corporation

[front cover]

June 30, 2003

American Century Variable Portfolios
Semiannual Report

[photo]

VP Balanced

                                  [american century logo and text logo (reg.sm)]

[inside front cover -- blank]

VP BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION
Index Definitions .........................................................   19

                                                                          -----
                                                                          1

VP Balanced - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                           1 YEAR    5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
VP BALANCED                 5.71%     0.75%      6.91%      7.42%        5/1/91
--------------------------------------------------------------------------------
BLENDED INDEX               4.85%     2.46%      9.24%      9.77%(1)       --
--------------------------------------------------------------------------------
S&P 500 INDEX               0.25%    -1.61%     10.04%     10.42%(1)       --
--------------------------------------------------------------------------------
LEHMAN U.S.
AGGREGATE INDEX            10.40%     7.55%      7.21%      8.07%(1)       --
--------------------------------------------------------------------------------

(1)  Since 4/30/91, the date nearest the fund's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made June 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
-------------------------------------------------------------------------------------------------------------
                 1994      1995     1996      1997      1998      1999     2000      2001      2002     2003
-------------------------------------------------------------------------------------------------------------
VP BALANCED      1.09%    16.23%   13.17%    16.18%    21.61%     5.39%    7.00%    -5.41%    -7.95%    5.71%
-------------------------------------------------------------------------------------------------------------
BLENDED INDEX    0.35%    20.55%   17.23%    23.63%    22.21%    15.21%    6.43%    -4.78%    -7.77%    4.85%
-------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    2

VP Balanced - Portfolio Commentary

By Jeff Tyler (equity team leader) and Jeff Houston (fixed-income team leader)

PERFORMANCE SUMMARY

The broad U.S. stock and bond  markets -- as measured by the S&P 500 and Lehman
Brothers U.S. Aggregate Indices -- rallied in the first half of 2003. As a result, VP Balanced and its blended benchmark (defined on page 18) posted gains.

VP Balanced returned 9.71% for the six months ended June 30, 2003, while the blended index rose 8.66%. The portfolio beat the benchmark because our stock investments outperformed the equity component of the index, the S&P 500.

STOCK MARKET & EQUITY PORTFOLIO STRATEGY REVIEW

The S&P 500 returned 11.76% in the first half of 2003, driven higher by the strong performance of its three largest sectors: financial (+13% return), technology (+17%), and health care (+12%).

Consumer services (like media and entertainment, +18% return), utilities (+16%), and consumer cyclicals (like construction, clothing stores, and motor vehicles,
+13%) also boosted the index. Notably, none of the S&P 500's sectors posted a negative return in the first half, though laggards included telecommunications
(+4%), transportation (+5%), and basic materials (+5%).

VP Balanced's equity portfolio returned over 13% in the first six months of
2003. Like the S&P 500, it enjoyed strong gains in the financial, consumer cyclical, technology, and health care sectors. Fund performance benefited from our exposure to financials and consumer cyclicals relative to the index and good security selection in those sectors.

That was particularly true in consumer cyclicals. Our overweight in homebuilders
Centex (+55%) and KB Home (+45%) relative to the S&P 500 contributed significantly to outperformance against the index. We believe homebuilders benefited from the favorable housing market environment caused  by falling interest rates and strong demand from home buyers. Another overweight in retailer Rent-A-Center (+51%) also boosted the portfolio's relative performance.

VP BALANCED'S TOP TEN STOCK HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                         % OF EQUITY              % OF
                                          PORTFOLIO             S&P 500
--------------------------------------------------------------------------------
Microsoft Corporation                       3.7%                  3.1%
--------------------------------------------------------------------------------
Pfizer, Inc.                                3.1%                  3.1%
--------------------------------------------------------------------------------
Merck & Co., Inc.                           3.0%                  1.5%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.8%                  1.3%
--------------------------------------------------------------------------------
Intel Corporation                           2.5%                  1.5%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                       2.2%                  1.3%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.2%                  2.4%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              1.8%                  1.6%
--------------------------------------------------------------------------------
Johnson & Johnson                           1.7%                  1.7%
--------------------------------------------------------------------------------
American Express Co.                        1.7%                  0.6%
--------------------------------------------------------------------------------

VP BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                         % OF EQUITY              % OF
                                          PORTFOLIO             S&P 500
--------------------------------------------------------------------------------
Banks                                       9.0%                 10.2%
--------------------------------------------------------------------------------
Drugs                                       9.0%                  9.9%
--------------------------------------------------------------------------------
Financial Services                          5.9%                  6.4%
--------------------------------------------------------------------------------
Semiconductor                               5.4%                  3.6%
--------------------------------------------------------------------------------
Property & Casualty
Insurance                                   5.0%                  3.1%
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          3

VP Balanced - Portfolio Commentary

On the other hand, overweights in JC Penny (-26%) and Winn-Dixie Stores (-19%)
detracted most from performance relative to the benchmark. Our stock selection among consumer non-cyclical holdings -- which included grocery stores like
Winn-Dixie as well as food & beverage and home products companies -- also detracted from relative performance.

BOND MARKET & FIXED-INCOME PORTFOLIO STRATEGY REVIEW

The three largest components of the Lehman Brothers U.S. Aggregate Index (LBA)
--based on their respective market weightings--were fixed-rate mortgage-backed securities (MBS), corporate securities, and Treasury securities. Their performance guided the LBA to a 3.93% return in the first half of 2003. The corporate component led (+7.72%), followed by Treasurys (+3.75%), and MBS
(+1.60%). VP Balanced's fixed-income portfolio returned approximately 3.89%.

We think some of the factors that drove stocks higher also boosted corporate bond prices. These factors included evidence of improving corporate financial health and expectations of stronger economic and corporate earnings growth in the second half of this year.

On the other hand, we believe MBS prices lagged in response to falling Treasury yields (the 10-year Treasury note yield touched 3.11% in June), which caused mortgage interest rates  to drop. Low rates triggered another wave of mortgage refinancings, resulting in unwanted "prepayments" to MBS investors and downward
MBS price adjustments.

We trimmed the portfolio's MBS holdings and added to its corporate position (see the Types of Investments table below). We also reduced the Treasury position in anticipation of stronger economic growth and higher interest rates in the second half of 2003. As of June 30, VP Balanced's bond portfolio was overweight corporates and underweight MBS and Treasurys compared with the LBA.

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/03              12/31/02
--------------------------------------------------------------------------------
Common Stocks                               59.9%                 58.4%
--------------------------------------------------------------------------------
Corporate Bonds                             11.8%                 11.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                   9.7%                 11.2%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     7.6%                  9.3%
--------------------------------------------------------------------------------
Asset-Backed Securities
and CMOs                                     5.4%                  4.7%
--------------------------------------------------------------------------------
U.S. Government Agency
Securities                                   1.4%                  3.2%
--------------------------------------------------------------------------------
Other*                                       4.2%                  2.2%
--------------------------------------------------------------------------------
*Includes temporary cash investments.

KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           6/30/03              12/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   5.6 yrs               5.9 yrs
--------------------------------------------------------------------------------
Average Duration                           4.2 yrs               4.0 yrs
--------------------------------------------------------------------------------

-----
    4

VP Balanced - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 59.9%

AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           14,200  Southwest Airlines Co.                          $    244,240
--------------------------------------------------------------------------------
ALCOHOL(1)
--------------------------------------------------------------------------------
            2,800  Constellation Brands, Inc.(2)                         87,920
--------------------------------------------------------------------------------
BANKS -- 5.4%
--------------------------------------------------------------------------------
           41,300  Bank of America Corp.                              3,263,938
--------------------------------------------------------------------------------
           61,266  Citigroup Inc.                                     2,622,185
--------------------------------------------------------------------------------
           11,900  First Tennessee National Corp.                       522,529
--------------------------------------------------------------------------------
            3,686  HSBC Holdings plc ADR                                217,879
--------------------------------------------------------------------------------
           29,200  U.S. Bancorp                                         715,400
--------------------------------------------------------------------------------
           20,200  UnionBanCal Corporation                              835,674
--------------------------------------------------------------------------------
           48,300  Wachovia Corp.                                     1,930,068
--------------------------------------------------------------------------------
            9,600  Wells Fargo & Co.                                    483,840
--------------------------------------------------------------------------------
                                                                     10,591,513
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
           15,952  Amgen Inc.(2)                                      1,068,465
--------------------------------------------------------------------------------
CHEMICALS -- 1.4%
--------------------------------------------------------------------------------
            5,600  3M Co.                                               722,288
--------------------------------------------------------------------------------
           21,500  Cytec Industries Inc.(2)                             726,700
--------------------------------------------------------------------------------
            3,000  Dow Chemical Co.                                      92,880
--------------------------------------------------------------------------------
            9,500  du Pont (E.I.) de Nemours &
                   Co.                                                  395,580
--------------------------------------------------------------------------------
            9,900  Methanex Corp.                                       105,821
--------------------------------------------------------------------------------
           23,100  Sherwin-Williams Co.                                 620,928
--------------------------------------------------------------------------------
                                                                      2,664,197
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.6%
--------------------------------------------------------------------------------
           58,200  Gap, Inc. (The)                                    1,091,832
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 2.0%
--------------------------------------------------------------------------------
           80,500  Cisco Systems Inc.(2)                              1,335,495
--------------------------------------------------------------------------------
           17,800  Dell Computer Corp.(2)                               568,888
--------------------------------------------------------------------------------
            4,000  Lexmark International, Inc.(2)                       283,080
--------------------------------------------------------------------------------
           77,700  Western Digital Corp.(2)                             800,310
--------------------------------------------------------------------------------
           83,500  Xerox Corp.(2)                                       884,265
--------------------------------------------------------------------------------
                                                                      3,872,038
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.9%
--------------------------------------------------------------------------------
           25,800  BMC Software Inc.(2)                                 421,314
--------------------------------------------------------------------------------
            8,300  Intuit Inc.(2)                                       369,599
--------------------------------------------------------------------------------
          170,711  Microsoft Corporation                              4,371,909
--------------------------------------------------------------------------------
           36,900  Oracle Corp.(2)                                      443,538
--------------------------------------------------------------------------------
            2,600  Take-Two Interactive Software,
                   Inc.(2)                                               73,684
--------------------------------------------------------------------------------
                                                                      5,680,044
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.7%
--------------------------------------------------------------------------------
            6,168  Centex Corp.                                         479,809
--------------------------------------------------------------------------------
           12,600  KB Home                                              780,948
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

              200  NVR, Inc.(2)                                    $     82,200
--------------------------------------------------------------------------------
                                                                      1,342,957
--------------------------------------------------------------------------------
CONSUMER DURABLES(1)
--------------------------------------------------------------------------------
              900  Carlisle Companies, Inc.                              37,944
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.1%
--------------------------------------------------------------------------------
            1,100  Precision Castparts Corp.                             34,210
--------------------------------------------------------------------------------
            4,700  United Defense Industries, Inc.(2)                   121,918
--------------------------------------------------------------------------------
                                                                        156,128
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.4%
--------------------------------------------------------------------------------
           48,100  Federated Department Stores,
                   Inc.                                               1,772,485
--------------------------------------------------------------------------------
            5,817  J.C. Penney Company, Inc.                             98,016
--------------------------------------------------------------------------------
           16,300  Wal-Mart Stores, Inc.                                874,821
--------------------------------------------------------------------------------
                                                                      2,745,322
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.9%
--------------------------------------------------------------------------------
           18,300  Standard and Poor's 500
                   Depositary Receipt                                 1,784,982
--------------------------------------------------------------------------------
DRUGS -- 5.4%
--------------------------------------------------------------------------------
           32,500  Endo Pharmaceuticals
                   Holdings Inc.(2)                                     549,900
--------------------------------------------------------------------------------
            9,000  IDEXX Laboratories, Inc.(2)                          303,120
--------------------------------------------------------------------------------
           39,600  Johnson & Johnson                                  2,047,320
--------------------------------------------------------------------------------
           58,094  Merck & Co., Inc.                                  3,517,592
--------------------------------------------------------------------------------
           11,100  Perrigo Company                                      173,604
--------------------------------------------------------------------------------
          105,425  Pfizer, Inc.                                       3,600,263
--------------------------------------------------------------------------------
            7,200  Sigma-Aldrich Corp.                                  390,096
--------------------------------------------------------------------------------
                                                                     10,581,895
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.2%
--------------------------------------------------------------------------------
            6,900  ADTRAN, Inc.(2)                                      352,038
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 1.8%
--------------------------------------------------------------------------------
           78,700   Edison International(2)                           1,293,041
--------------------------------------------------------------------------------
           13,200   Entergy Corp.                                       696,696
--------------------------------------------------------------------------------
           25,200   Exelon Corporation                                1,507,212
--------------------------------------------------------------------------------
                                                                      3,496,949
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 1.8%
--------------------------------------------------------------------------------
            6,800  Amerada Hess Corp.                                   334,424
--------------------------------------------------------------------------------
           19,400  ChevronTexaco Corp.                                1,400,680
--------------------------------------------------------------------------------
           49,702  Exxon Mobil Corp.                                  1,784,799
--------------------------------------------------------------------------------
                                                                      3,519,903
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.8%
--------------------------------------------------------------------------------
           11,000  Regal Entertainment Group                            259,380
--------------------------------------------------------------------------------
           28,500  Viacom, Inc. Cl B(2)                               1,244,310
--------------------------------------------------------------------------------
                                                                      1,503,690
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.5%
-------------------------------------------------------------------
           46,426  American Express Co.                               1,941,071
--------------------------------------------------------------------------------
           30,835  Block (H & R), Inc.                                1,333,614
--------------------------------------------------------------------------------
           26,300  Capital One Financial Corp.                        1,293,434
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          5

VP Balanced - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

           21,700  Fannie Mae                                      $  1,463,448
--------------------------------------------------------------------------------
            9,200  Freddie Mac                                          467,084
--------------------------------------------------------------------------------
           15,709  General Electric Co.                                 450,534
--------------------------------------------------------------------------------
                                                                      6,949,185
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.3%
--------------------------------------------------------------------------------
            8,600  Campbell Soup Company                                210,700
--------------------------------------------------------------------------------
            2,900  Coca-Cola Enterprises Inc.                            52,635
--------------------------------------------------------------------------------
           41,012  ConAgra Foods, Inc.                                  967,883
--------------------------------------------------------------------------------
           38,400  Dean Foods Co.(2)                                  1,209,600
--------------------------------------------------------------------------------
            4,000  PepsiCo, Inc.                                        178,000
--------------------------------------------------------------------------------
            3,200  Tyson Foods, Inc. Cl A                                33,984
--------------------------------------------------------------------------------
                                                                      2,652,802
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.2%
--------------------------------------------------------------------------------
              900  Rayonier, Inc.                                        29,700
--------------------------------------------------------------------------------
           10,300  United Stationers Inc.(2)                            372,551
--------------------------------------------------------------------------------
                                                                        402,251
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.7%
--------------------------------------------------------------------------------
           58,100  ONEOK, Inc.                                        1,140,503
--------------------------------------------------------------------------------
            9,600  UGI Corporation                                      304,320
--------------------------------------------------------------------------------
                                                                      1,444,823
--------------------------------------------------------------------------------
GROCERY STORES -- 0.3%
--------------------------------------------------------------------------------
           45,764  Winn-Dixie Stores, Inc.                              563,355
--------------------------------------------------------------------------------
HOME PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
           29,500  Procter & Gamble Co. (The)                         2,630,810
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 1.0%
--------------------------------------------------------------------------------
            1,100  Briggs & Stratton Corp.                               55,550
--------------------------------------------------------------------------------
           25,800  Energizer Holdings, Inc.(2)                          810,120
--------------------------------------------------------------------------------
           13,100  Lennox International Inc.                            168,597
--------------------------------------------------------------------------------
           46,800  Tyco International Ltd.                              888,264
--------------------------------------------------------------------------------
            2,500  York International Corp.                              58,500
--------------------------------------------------------------------------------
                                                                      1,981,031
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 2.2%
--------------------------------------------------------------------------------
           17,000  Checkfree Corp.(2)                                   473,280
--------------------------------------------------------------------------------
           11,618  Computer Sciences Corp.(2)                           442,878
--------------------------------------------------------------------------------
           12,600  First Data Corporation                               522,144
--------------------------------------------------------------------------------
           26,100  International Business
                   Machines Corp.                                     2,153,250
--------------------------------------------------------------------------------
           32,750  Viad Corporation                                     733,273
--------------------------------------------------------------------------------
                                                                      4,324,825
--------------------------------------------------------------------------------
INTERNET -- 0.2%
--------------------------------------------------------------------------------
            9,000  Yahoo! Inc.(2)                                       294,840
--------------------------------------------------------------------------------
LEISURE -- 1.0%
--------------------------------------------------------------------------------
           31,200  Eastman Kodak Co.                                    853,320
--------------------------------------------------------------------------------
           19,996  GTECH Holdings Corp.(2)                              752,849
--------------------------------------------------------------------------------
            8,900  Marvel Enterprises, Inc.(2)                          169,990
--------------------------------------------------------------------------------
            5,700  Mattel, Inc.                                         107,844
--------------------------------------------------------------------------------
                                                                      1,884,003
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 2.5%
--------------------------------------------------------------------------------
           28,400  CIGNA Corp.                                     $  1,333,096
--------------------------------------------------------------------------------
           39,300  John Hancock Financial
                   Services, Inc.                                     1,207,689
--------------------------------------------------------------------------------
           45,100  Principal Financial Group                          1,454,475
--------------------------------------------------------------------------------
           36,741  Protective Life Corp.                                982,822
--------------------------------------------------------------------------------
                                                                      4,978,082
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
           31,850  AOL Time Warner Inc.(2)                              512,467
--------------------------------------------------------------------------------
            5,427  Comcast Corporation(2)                               163,787
--------------------------------------------------------------------------------
           24,400  Fox Entertainment Group, Inc.
                   Cl A(2)                                              702,231
--------------------------------------------------------------------------------
           16,700  Hearst-Argyle Television, Inc.(2)                    432,530
--------------------------------------------------------------------------------
                                                                      1,811,015
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.1%
--------------------------------------------------------------------------------
            1,800  Bard (C.R.), Inc.                                    128,358
--------------------------------------------------------------------------------
            8,500  Beckman Coulter Inc.                                 345,440
--------------------------------------------------------------------------------
           36,000  Fisher Scientific International(2)                 1,256,400
--------------------------------------------------------------------------------
            9,000  Guidant Corporation                                  399,510
--------------------------------------------------------------------------------
                                                                      2,129,708
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.4%
--------------------------------------------------------------------------------
           12,800  Cardinal Health, Inc.                                823,040
--------------------------------------------------------------------------------
           26,300  Health Net Inc.(2)                                   866,585
--------------------------------------------------------------------------------
           22,400  Humana Inc.(2)                                       338,240
--------------------------------------------------------------------------------
           11,600  McKesson Corp.                                       414,584
--------------------------------------------------------------------------------
            6,500  Oxford Health Plans, Inc.(2)                         273,195
--------------------------------------------------------------------------------
                                                                      2,715,644
--------------------------------------------------------------------------------
MINING & METALS -- 0.3%
--------------------------------------------------------------------------------
           13,300  Alcoa Inc.                                           339,150
--------------------------------------------------------------------------------
            4,700  Ball Corp.                                           213,897
--------------------------------------------------------------------------------
                                                                        553,047
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.4%
--------------------------------------------------------------------------------
          140,400  Delphi Corp.                                       1,211,652
--------------------------------------------------------------------------------
          134,400  Ford Motor Co.                                     1,477,056
--------------------------------------------------------------------------------
                                                                      2,688,708
--------------------------------------------------------------------------------
OIL REFINING -- 1.4%
--------------------------------------------------------------------------------
           53,200  Marathon Oil Corp.                                 1,401,820
--------------------------------------------------------------------------------
           34,600  Sunoco, Inc.                                       1,305,804
--------------------------------------------------------------------------------
                                                                   $  2,707,624
--------------------------------------------------------------------------------
OIL SERVICES -- 0.3%
--------------------------------------------------------------------------------
           30,600  Transocean Inc.(2)                                   672,282
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 3.0%
--------------------------------------------------------------------------------
           12,400  American International Group,
                   Inc.                                                 684,232
--------------------------------------------------------------------------------
           57,870  Fidelity National Financial, Inc.                  1,780,081
--------------------------------------------------------------------------------
           53,300  First American Financial Corp.
                    (The)                                             1,404,455
--------------------------------------------------------------------------------
           17,400  Loews Corp.                                          822,846
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    6

VP Balanced - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

           48,400  Odyssey Re Holdings Corp.                       $  1,021,240
--------------------------------------------------------------------------------
            5,300  Old Republic International
                   Corp.                                                181,631
--------------------------------------------------------------------------------
                                                                      5,894,485
--------------------------------------------------------------------------------
RAILROADS -- 0.1%
--------------------------------------------------------------------------------
            3,000  Union Pacific Corp.                                  174,060
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT(1)
--------------------------------------------------------------------------------
            1,000  Bear Stearns Companies Inc.
                   (The)                                                 72,420
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 3.3%
--------------------------------------------------------------------------------
           10,800  Altera Corp.(2)                                      177,120
--------------------------------------------------------------------------------
           15,400  Amkor Technology, Inc.(2)                            202,356
--------------------------------------------------------------------------------
           54,600  Arrow Electronics, Inc.(2)                           832,104
--------------------------------------------------------------------------------
           81,600  Avnet Inc.(2)                                      1,034,688
--------------------------------------------------------------------------------
          138,500  Intel Corporation                                  2,878,584
--------------------------------------------------------------------------------
            7,900  QUALCOMM Inc.                                        282,425
--------------------------------------------------------------------------------
            9,900  SanDisk Corp.(2)                                     399,465
--------------------------------------------------------------------------------
           32,900  Texas Instruments Inc.                               579,040
--------------------------------------------------------------------------------
                                                                      6,385,782
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.8%
--------------------------------------------------------------------------------
            4,900  Advance Auto Parts(2)                                298,410
--------------------------------------------------------------------------------
            7,300  Autozone Inc.(2)                                     554,581
--------------------------------------------------------------------------------
           13,600  Barnes & Noble Inc.(2)                               313,480
--------------------------------------------------------------------------------
           38,068  Blockbuster, Inc.                                    641,446
--------------------------------------------------------------------------------
           12,300  Claire's Stores Inc.                                 311,928
--------------------------------------------------------------------------------
           19,500  Rent-A-Center Inc.(2)                              1,478,295
--------------------------------------------------------------------------------
                                                                      3,598,140
--------------------------------------------------------------------------------
TELEPHONE -- 2.0%
--------------------------------------------------------------------------------
            4,060  AT&T Corp.                                            78,155
--------------------------------------------------------------------------------
           37,300  BellSouth Corp.                                      993,299
--------------------------------------------------------------------------------
           64,264  Sprint Corporation                                   925,402
--------------------------------------------------------------------------------
           48,678  Verizon Communications                             1,920,347
--------------------------------------------------------------------------------
                                                                      3,917,203
--------------------------------------------------------------------------------
THRIFTS -- 0.7%
--------------------------------------------------------------------------------
           35,400  Washington Mutual, Inc.                            1,462,020
--------------------------------------------------------------------------------
TOBACCO -- 0.6%
--------------------------------------------------------------------------------
           24,600  Altria Group Inc.                                  1,117,824
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 0.5%
--------------------------------------------------------------------------------
            1,200  FedEx Corp.                                           74,436
--------------------------------------------------------------------------------
           12,791  United Parcel Service, Inc. Cl B                     814,787
--------------------------------------------------------------------------------
                                                                        889,223
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.9%
--------------------------------------------------------------------------------
           97,300  Nextel Communications, Inc.(2)                     1,759,184
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $101,996,991)                                                 117,476,433
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 11.8%

BANKS -- 1.3%
-------------------------------------------------------------------------------
       $1,000,000  Bank of America Corp.,
                   6.625%, 6/15/04                                 $  1,051,910
--------------------------------------------------------------------------------
          500,000  Bank One Corporation, 3.70%,
                   1/15/08                                              520,441
--------------------------------------------------------------------------------
          700,000  Citigroup Inc., 4.125%,
                   6/30/05                                              734,293
--------------------------------------------------------------------------------
          150,000  Deutsche Bank Financial LLC,
                   5.375%, 3/2/15                                       160,228
--------------------------------------------------------------------------------
                                                                      2,466,872
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
          400,000  Crompton Corp., 8.50%,
                   3/15/05                                              422,000
--------------------------------------------------------------------------------
DIVERSIFIED -- 3.1%
--------------------------------------------------------------------------------
           20,000  iShares GS $ InvesTop
                   Corporate Bond Fund(3)                             2,287,199
--------------------------------------------------------------------------------
        1,314,000  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.96%,
                   1/15/12 (Acquired 5/23/02-
                   8/14/02, Cost $1,362,187)(4)                       1,526,612
--------------------------------------------------------------------------------
        1,012,000  Lehman Brothers TRAINS(SM),
                   Series L-2002, 7.75%,
                   11/15/31 (Acquired 4/14/03-
                   5/8/03, Cost $1,196,820)(4)                        1,260,048
--------------------------------------------------------------------------------
          968,000  Morgan Stanley TRACERS(SM),
                   7.70%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $1,015,744)(4)                                     1,176,104
--------------------------------------------------------------------------------
                                                                      6,249,963
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          250,000  Constellation Energy Group
                   Inc., 7.00%, 4/1/12                                  291,696
--------------------------------------------------------------------------------
          150,000  Dominion Resources Inc.,
                   5.00%, 3/15/13                                       155,833
--------------------------------------------------------------------------------
                                                                        447,529
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.6%
--------------------------------------------------------------------------------
          250,000  Burlington Resources Finance
                   Co., 6.50%, 12/1/11                                  292,601
--------------------------------------------------------------------------------
          400,000  Conoco Funding Co., 6.35%,
                   10/15/11                                             468,001
--------------------------------------------------------------------------------
          250,000  Occidental Petroleum Corp.,
                   4.25%, 3/15/10                                       261,203
--------------------------------------------------------------------------------
          150,000  XTO Energy Inc., 6.25%,
                   4/15/13 (Acquired 5/15/03,
                   Cost $157,500)(4)                                    160,125
--------------------------------------------------------------------------------
                                                                      1,181,930
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
          250,000  Allied Waste North America,
                   Inc., Series B, 7.625%, 1/1/06                       260,313
--------------------------------------------------------------------------------
          400,000  Waste Management Inc.,
                   6.50%, 11/15/08                                      457,859
--------------------------------------------------------------------------------
                                                                        718,172
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

VP Balanced - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.2%
--------------------------------------------------------------------------------
       $  450,000  American General Finance
                   Corp., Series H, 4.50%,
                   11/15/07                                        $    478,854
--------------------------------------------------------------------------------
        1,000,000  Associates Corp., N.A., 6.00%,
                   7/15/05                                            1,085,421
--------------------------------------------------------------------------------
          250,000  Countrywide Home Loans Inc.,
                   4.25%, 12/19/07                                      262,876
--------------------------------------------------------------------------------
          750,000  Ford Motor Credit Co., 6.75%,
                   5/15/05                                              785,900
--------------------------------------------------------------------------------
          750,000  General Electric Capital Corp.,
                   Series A, MTN, 6.00%,
                   6/15/12                                              848,066
--------------------------------------------------------------------------------
          350,000  General Electric Co., 5.00%,
                   2/1/13                                               370,396
--------------------------------------------------------------------------------
          250,000  General Motors Acceptance
                   Corp., 4.50%, 7/15/06(5)                             251,368
--------------------------------------------------------------------------------
          250,000  General Motors Acceptance
                   Corp., VRN, 3.28%, 9/3/03,
                   resets quarterly off the
                   3-month LIBOR plus 2.00%
                   with no caps                                         250,386
--------------------------------------------------------------------------------
                                                                      4,333,267
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
--------------------------------------------------------------------------------
          100,000  Abitibi-Consolidated Finance
                   L.P., 7.875%, 8/1/09                                 111,500
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          150,000  Sempra Energy, 6.00%,
                   2/1/13                                               165,650
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.2%
--------------------------------------------------------------------------------
          300,000  John Deere Capital Corp.,
                   5.10%, 1/15/13                                       317,190
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          500,000  Dial Corp., 7.00%, 8/15/06                           565,975
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.1%
--------------------------------------------------------------------------------
          200,000  Tyco International Group SA,
                   6.125%, 1/15/09                                      209,000
--------------------------------------------------------------------------------
INTERNET -- 0.1%
--------------------------------------------------------------------------------
          250,000  InterActiveCorp, 7.00%,
                   1/15/13                                              288,465
--------------------------------------------------------------------------------
LEISURE -- 0.1%
--------------------------------------------------------------------------------
          200,000  Mandalay Resort Group,
                   6.45%, 2/1/06                                        208,000
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          250,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $249,995)(4)                            258,676
--------------------------------------------------------------------------------
MEDIA -- 1.2%
--------------------------------------------------------------------------------
          430,000  AOL Time Warner Inc.,
                   7.625%, 4/15/31                                      498,130
--------------------------------------------------------------------------------
          300,000  Clear Channel Communications
                   Inc., 4.25%, 5/15/09                                 304,220
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $  450,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                          $    531,546
--------------------------------------------------------------------------------
          150,000  Comcast Corp., 5.50%,
                   3/15/11                                              160,667
--------------------------------------------------------------------------------
          100,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       116,820
--------------------------------------------------------------------------------
          400,000  CSC Holdings Inc., 7.625%,
                   7/15/18                                              401,000
--------------------------------------------------------------------------------
          250,000  News America Holdings,
                   7.75%, 1/20/24                                       290,477
--------------------------------------------------------------------------------
                                                                      2,302,860
--------------------------------------------------------------------------------
MINING & METALS -- 0.2%
--------------------------------------------------------------------------------
          300,000  WMC Finance USA, 5.125%,
                   5/15/13 (Acquired 5/5/03-
                   6/3/03, Cost $309,248)(4)                            310,436
--------------------------------------------------------------------------------
OIL SERVICES -- 0.2%
--------------------------------------------------------------------------------
          100,000  Pemex Project Funding Master
                   Trust, 7.375%, 12/15/14
                   (Acquired 6/11/03, Cost
                   $112,300)(4)                                         109,750
--------------------------------------------------------------------------------
          250,000  Pemex Project Funding Master
                   Trust, 7.375%, 12/15/14                              274,375
--------------------------------------------------------------------------------
                                                                        384,125
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          250,000  American International Group,
                   4.25%, 5/15/13 (Acquired
                   5/8/03, Cost $248,753)(4)                            249,989
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.4%
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   4.125%, 1/15/08                                      262,985
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                        275,152
--------------------------------------------------------------------------------
          250,000  Morgan Stanley, 4.25%,
                   5/15/10                                              257,705
--------------------------------------------------------------------------------
                                                                        795,842
--------------------------------------------------------------------------------
TELEPHONE(1)
--------------------------------------------------------------------------------
           48,000  AT&T Broadband Corp.,
                   8.375%, 3/15/13                                       60,242
--------------------------------------------------------------------------------
            5,000  AT&T Corp., 6.00%, 3/15/09                             5,358
--------------------------------------------------------------------------------
                                                                         65,600
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.6%
--------------------------------------------------------------------------------
           50,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                        59,156
--------------------------------------------------------------------------------
          150,000  AT&T Wireless Services Inc.,
                   8.75%, 3/1/31                                        186,070
--------------------------------------------------------------------------------
          150,000  Deutsche Telekom
                   International Finance BV,
                   8.75%, 6/15/30                                       191,800
--------------------------------------------------------------------------------
          600,000  Vodafone Group plc, 5.375%,
                   1/30/15                                              642,464
--------------------------------------------------------------------------------
                                                                      1,079,490
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $21,607,018)                                                   23,132,531
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
    8

VP Balanced - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U. S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(6) -- 9.7%

       $  266,111  FHLMC, 7.00%, 11/1/13                           $    282,798
--------------------------------------------------------------------------------
        1,477,752  FHLMC, 6.50%, 6/1/16 to
                   6/1/29                                             1,549,907
--------------------------------------------------------------------------------
        2,948,652  FHLMC, 5.00%, 11/1/17                              3,049,580
--------------------------------------------------------------------------------
          177,094  FHLMC, 8.00%, 7/1/30                                 189,883
--------------------------------------------------------------------------------
        2,000,000  FNMA, 4.50%, settlement date
                   8/18/03(5)                                         2,034,376
--------------------------------------------------------------------------------
        1,000,000  FNMA, 6.00%, settlement date
                   7/14/03(5)                                         1,039,375
--------------------------------------------------------------------------------
        1,535,026  FNMA, 5.50%, 12/1/08 to
                   6/1/33                                             1,596,563
--------------------------------------------------------------------------------
        1,286,411  FNMA, 6.50%, 11/1/11 to
                   1/1/32                                             1,346,406
--------------------------------------------------------------------------------
        2,210,919  FNMA, 6.00%, 4/1/13 to
                   12/1/31                                            2,305,581
--------------------------------------------------------------------------------
          207,038  FNMA, 7.00%, 1/1/28                                  218,592
--------------------------------------------------------------------------------
          506,812  FNMA, 7.50%, 7/1/29 to
                   9/1/30                                               538,768
--------------------------------------------------------------------------------
        1,782,809  GNMA, 7.00%, 4/20/26 to
                   5/15/31                                            1,883,778
--------------------------------------------------------------------------------
          367,903  GNMA, 7.50%, 8/15/26 to
                   2/15/28                                              392,215
--------------------------------------------------------------------------------
          421,685  GNMA, 6.50%, 3/15/28 to
                   5/15/28                                              443,577
--------------------------------------------------------------------------------
          189,638  GNMA, 8.00%, 12/15/29                                204,794
--------------------------------------------------------------------------------
        1,918,419  GNMA, 5.50%, 11/15/32                              2,002,396
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $18,486,254)                                                   19,078,589
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 7.6%

          500,000  U.S. Treasury Bonds, 7.25%,
                   8/15/22                                              677,598
--------------------------------------------------------------------------------
          950,000  U.S. Treasury Bonds, 6.375%,
                   8/16/27                                            1,190,358
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                              112,637
--------------------------------------------------------------------------------
        4,000,000  U.S. Treasury Notes, 5.875%,
                   11/15/04                                           4,258,283
--------------------------------------------------------------------------------
        2,000,000  U.S. Treasury Notes, 1.625%,
                   3/31/05                                            2,014,376
--------------------------------------------------------------------------------
        1,000,000  U.S. Treasury Notes, 3.25%,
                   8/15/07                                            1,043,946
--------------------------------------------------------------------------------
          250,000  U.S. Treasury Notes, 3.00%,
                   2/15/08                                              257,334
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Notes, 2.625%,
                   5/15/08                                              100,945
--------------------------------------------------------------------------------
        3,000,000  U.S. Treasury Notes, 4.75%,
                   11/15/08                                           3,326,604
--------------------------------------------------------------------------------
        1,150,000  U.S. Treasury Notes, 4.00%,
                   11/15/12                                           1,197,034
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $  750,000  U.S. Treasury Notes, 3.625%,
                   5/15/13                                         $    756,095
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $14,721,640)                                                   14,935,210
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(6) -- 4.6%

          500,000  Commercial Mortgage
                   Acceptance Corporation,
                   Series 1999 C1, Class A2 SEQ,
                   7.03%, 6/15/31                                       593,275
--------------------------------------------------------------------------------
          600,000  Commercial Mortgage Asset
                   Trust, Series 1999 C1,
                   Class A2 SEQ, 6.59%, 1/17/32                         689,906
--------------------------------------------------------------------------------
          950,226  Credit-Based Asset Servicing
                   and Securitization, Series
                   2001 CB2, Class A2F, 5.97%,
                   3/25/19                                              961,451
--------------------------------------------------------------------------------
          500,000  FHLMC, Series 2561,
                   Class UD, 4.00%, 4/15/15                             506,621
--------------------------------------------------------------------------------
          647,079  FHLMC, Series 2580,
                   Class JD SEQ, 4.50%,
                   12/15/16                                             664,878
--------------------------------------------------------------------------------
          888,846  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%, 6/25/31                         904,293
--------------------------------------------------------------------------------
        1,000,000  FNMA, Series 2003-9,
                   Class BC SEQ, 5.00%, 2/25/22                       1,025,498
--------------------------------------------------------------------------------
          300,000  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2000 C3, Class A2 SEQ,
                   6.96%, 9/15/35                                       357,306
--------------------------------------------------------------------------------
          652,865  GMAC Commercial Mortgage
                   Securities Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                      685,871
--------------------------------------------------------------------------------
          700,000  J.P. Morgan Chase
                   Commercial Mortgage
                   Securities Corp., Series
                   2002 FL1A, Class A2, VRN,
                   1.62%, 7/14/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.44% with no
                   caps (Acquired 4/3/02, Cost
                   $700,000)(4)(7)                                      700,207
--------------------------------------------------------------------------------
          500,000  Mortgage Capital Funding Inc.,
                   Series 1998 MC3, Class A2
                   AFC,SEQ, 6.34%, 11/18/31                             570,833
--------------------------------------------------------------------------------
          574,584  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       616,742
--------------------------------------------------------------------------------
          750,000  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2003 C4, Class A2 SEQ,
                   4.57%, 4/15/35                                       783,386
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $8,948,941)                                                     9,060,267
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          9

VP Balanced - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 1.4%

       $  500,000  FHLMC, 3.50%, 9/15/07                           $    523,222
--------------------------------------------------------------------------------
        1,000,000  FNMA, 5.50%, 3/15/11                               1,136,343
--------------------------------------------------------------------------------
        1,000,000  FNMA MTN, 5.74%, 1/21/09                           1,025,175
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $2,468,338)                                                     2,684,740
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS
& AGENCIES -- 1.1%

          650,000  Province of Ontario, 3.50%,
                   9/17/07                                              676,967
--------------------------------------------------------------------------------
          300,000  Province of Ontario, 3.125%,
                   5/2/08                                               306,346
--------------------------------------------------------------------------------
          450,000  Province of Quebec, 7.50%,
                   9/15/29                                              602,140
--------------------------------------------------------------------------------
          500,000  Republic of Italy, 2.50%,
                   3/31/06                                              510,124
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS  & AGENCIES
(Cost $2,004,441)                                                     2,095,577
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(6) -- 0.8%

          411,997  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ, 7.02%,
                   12/12/05                                             419,845
--------------------------------------------------------------------------------
          291,416  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.43%, 7/25/03
                   (Acquired 6/13/03, Cost
                   $292,577)(4)(7)                                      292,606
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $  455,284  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                    $    465,054
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   4.79%, 11/15/06                                      261,398
--------------------------------------------------------------------------------
           29,845  Long Beach Asset Holdings
                   Corporation, Series 2002-2,
                   Class SC, 8.50%, 7/25/32
                   (Acquired 6/6/02, Cost
                   $29,757)(4)                                           29,882
--------------------------------------------------------------------------------
           74,883  Onyx Automobile Receivables,
                   Series 2002 A, 13.61%,
                   10/20/08                                              74,643
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $1,512,845)                                                     1,543,428
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.5%

          450,000  Illinois GO, 5.10%, 6/1/33                           444,983
--------------------------------------------------------------------------------
          500,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)(5)                                    498,825
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $956,486)                                                         943,808
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.6%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations), in
a joint trading account at 0.97%, dated
6/30/03, due 7/1/03 (Delivery value
$5,000,135)(8)
(Cost $5,000,000)                                                     5,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $177,702,954)                                                $195,950,583
================================================================================

See Notes to Financial Statements.                                  (continued)

-----
   10

VP Balanced - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The  more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity, unless otherwise noted. Rate shown is effective June 30, 2003.

(1)  Industry is less than 0.05% of total investment securities.

(2)  Non-income producing.

(3)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(4)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2003, was $6,074,435, which represented 3.1% of net assets.

(5)  When-issued security or forward commitment.

(6)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(7)  Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(8)  Security, or a portion thereof, has been segregated for when-issued securities and forward commitments.

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $177,702,954)             $195,950,583
--------------------------------------------------------------
Receivable for investments sold                                         940,759
--------------------------------------------------------------
Dividends and interest receivable                                       767,461
--------------------------------------------------------------------------------
                                                                    197,658,803
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                           72,216
--------------------------------------------------------------
Payable for investments purchased                                     3,945,034
--------------------------------------------------------------
Accrued management fees                                                 144,163
--------------------------------------------------------------------------------
                                                                      4,161,413
--------------------------------------------------------------------------------
NET ASSETS                                                         $193,497,390
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          100,000,000
================================================================================
Outstanding                                                          31,273,018
================================================================================

NET ASSET VALUE PER SHARE                                                 $6.19
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $199,431,200
--------------------------------------------------------------
Undistributed net investment income                                   1,805,643
--------------------------------------------------------------
Accumulated net realized loss on investment transactions            (25,987,082)
--------------------------------------------------------------
Net unrealized appreciation on investments                           18,247,629
--------------------------------------------------------------------------------
                                                                   $193,497,390
================================================================================

See Notes to Financial Statements.

-----
   12

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest                                                            $1,723,769
--------------------------------------------------------------
Dividends (net of foreign taxes withheld of $74)                       902,288
--------------------------------------------------------------------------------
                                                                     2,626,057
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                        814,508
--------------------------------------------------------------
Directors' fees and expenses                                             1,156
--------------------------------------------------------------
Other expenses                                                           1,233
--------------------------------------------------------------------------------
                                                                       816,897
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                1,809,160
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                           309,129
--------------------------------------------------------------
Change in net unrealized appreciation on investments                14,764,139
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                    15,073,268
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $16,882,428
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $1,809,160      $4,910,186
------------------------------------------------
Net realized gain (loss)                               309,129     (15,465,505)
------------------------------------------------
Change in net unrealized appreciation               14,764,139     (10,765,976)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           16,882,428     (21,321,295)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                          (4,906,041)     (5,702,062)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                            9,030,816      18,467,508
------------------------------------------------
Proceeds from reinvestment of distributions          4,906,041       5,702,062
------------------------------------------------
Payments for shares redeemed                       (13,861,152)    (43,216,685)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                         75,705     (19,047,115)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               12,052,092     (46,070,472)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                181,445,298     227,515,770
--------------------------------------------------------------------------------
End of period                                     $193,497,390    $181,445,298
================================================================================

Undistributed net investment income                 $1,805,643      $4,902,524
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                 1,537,330       3,016,140
------------------------------------------------
Issued in reinvestment of distributions                905,174         884,041
------------------------------------------------
Redeemed                                            (2,387,048)     (7,225,703)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund           55,456      (3,325,522)
================================================================================

See Notes to Financial Statements.

-----
   14

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The fund's investment objective is capital growth and current income. The fund seeks to achieve its investment objective by investing approximately 60% of the fund's assets in common stocks that are considered by management to have better than average prospects for appreciation and the remaining assets in bonds and other fixed income securities. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid annually for the fund.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

At December 31, 2002, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $19,441,352 (expiring in 2009 through 2010), which may be used to offset future taxable gains.

The fund has elected to treat $3,285,405 of net capital losses incurred in the two-month period ended December 31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

                                                                          -----
                                                                          15

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $250 million                                                   0.90%
--------------------------------------------------------------------------------
Next $250 million                                                    0.85%
--------------------------------------------------------------------------------
Over $500 million                                                    0.80%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2003 was
0.90%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc.,  and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended June 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

                                                                    (continued)

-----
   16

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2003, totaled $123,283,023, of which $46,496,693 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended June 30,
2003, totaled $124,711,412, of which $50,746,196 represented U.S. Treasury and
Agency obligations.

At June 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $181,272,411
================================================================================
Gross tax appreciation of investments                               $19,415,181
--------------------------------------------------------------
Gross tax depreciation of investments                                (4,737,009)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $14,678,172
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

                                                                          -----
                                                                          17

VP Balanced - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $5.81          $6.59          $7.27          $7.79          $8.34          $8.24
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income                0.06           0.16           0.17           0.20           0.19           0.16
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.48          (0.77)         (0.42)         (0.40)          0.52           1.04
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.54          (0.61)         (0.25)         (0.20)          0.71           1.20
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income          (0.16)         (0.17)         (0.20)         (0.20)         (0.16)         (0.15)
--------------------------------
  From Net Realized Gains               --             --           (0.23)         (0.12)         (1.10)         (0.95)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.16)         (0.17)         (0.43)         (0.32)         (1.26)         (1.10)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $6.19          $5.81          $6.59          $7.27          $7.79          $8.34
========================================================================================================================
  TOTAL RETURN(2)                      9.71%         (9.56)%        (3.54)%        (2.65)%        10.06%         15.77%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.90%(3)         0.90%          0.90%          0.90%          0.90%        0.97%(4)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets                2.00%(3)         2.43%          2.41%          2.51%          2.45%        2.16%(4)
--------------------------------
Portfolio Turnover Rate                  69%           109%           112%            96%            83%           158%
--------------------------------
Net Assets, End of Period
(in thousands)                      $193,497       $181,445       $227,516       $258,536       $285,072       $280,437
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4)  ACIM voluntarily waived a portion of its management fee from October 1,
     1998 through November 16, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.99% and
     2.14%, respectively, for the year ended December 31, 1998.

See Notes to Financial Statements.

-----
   18

Index Definitions

The following indices are used to  illustrate investment market, sector,  or style performance or to serve as portfolio performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index  is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

                                                                          -----
                                                                          19

Notes

-----
   20

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                  American Century Investment Services, Inc.
SH-SAN-34956                       (c)2003 American Century Services Corporation

[front cover]

June 30, 2003

American Century Variable Portfolios
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

VP International

[american century logo and text logo (reg.sm)]

VP INTERNATIONAL

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information ...................................................   19
Index Definition ..........................................................   20

VP International - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                  --------------------------
                                    AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                    SINCE        INCEPTION
                       1 YEAR       5 YEARS       INCEPTION         DATE
--------------------------------------------------------------------------------
CLASS I               -12.51%        -5.21%         3.64%          5/1/94
--------------------------------------------------------------------------------
MSCI EAFE INDEX        -6.46%        -4.00%         1.38%(1)         --
--------------------------------------------------------------------------------
Class II              -12.65%           --        -13.10%         8/15/01
--------------------------------------------------------------------------------
Class III             -12.51%           --        -12.90%          5/2/02
--------------------------------------------------------------------------------

(1) Since 4/30/94, the date nearest Class I's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made May 1, 1994

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
------------------------------------------------------------------------------------------------------------
                  1994*   1995     1996     1997     1998    1999     2000      2001      2002      2003
------------------------------------------------------------------------------------------------------------
Class I          -2.20%   1.02%   15.77%   26.67%   25.12%   1.74%   43.62%   -29.33%   -15.28%   -12.51%
------------------------------------------------------------------------------------------------------------
MSCI EAFE Index   0.83%   1.65%   13.28%   12.84%    6.10%   7.62%   17.16%   -23.60%    -9.49%    -6.46%
------------------------------------------------------------------------------------------------------------

* From 5/1/94, Class I's inception date. Index data from 4/30/94, the date nearest Class I's inception for which data are available. Not annualized.

The charts on the performance page give historical return data for the portfolio. Returns for the index are provided for comparison. The portfolio's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Class I shares;
performance for other classes will vary due to differences in fee structures.
Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
     2

VP International - Portfolio Commentary

[photo of Keith Creveling, Mark Kopinski, and Henrik Strabo]

A portfolio commentary from Keith Creveling, Mark Kopinski, and Henrik Strabo, portfolio managers on the VP International investment team.

VP International advanced 4.95%* during the six months ending June 30, 2003, while its benchmark, the Morgan Stanley Capital International EAFE Index, gained
9.47%.

The portfolio's gains came during a period marked by the anticipation and onset of war in Iraq, concern about the spread of a potentially fatal virus and Korean nuclear tensions, all of which restrained many of the world's markets during the first few months of 2003. But with the end of major combat in Iraq, and the SARS outbreak under control, markets in the U.S. and abroad rebounded during April,
May and June.

Against this backdrop, VP International's complement of financial holdings posted the period's largest contribution to the portfolio. The financial sector,
VP International's biggest stake at

--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        6/30/03              12/31/02
--------------------------------------------------------------------------------
Foreign Common
Stocks & Rights                          96.8%                 99.2%
--------------------------------------------------------------------------------
U.S. Common Stocks                        2.3%                  0.6%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    99.1%                 99.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          0.9%                  0.2%
--------------------------------------------------------------------------------

period's end, advanced mostly on the strength of banks, which represented the portfolio's heaviest average industry weighting. HBOS and Royal Bank of
Scotland, both in the United Kingdom and both top-10 holdings at the end of the period, were among the top contributors. Both banks gained on strong demand for mortgages and diminished concern about loan quality. The portfolio's financial holdings underperformed the benchmark, however, due mostly to an underweight position in the property and casualty industry.

VP International's telecommunications stake registered the second-best performance, led by wireless companies. Some providers of mobile phone service are benefiting from higher average revenue per user and increasing use of mobile phones for data services. France Telecom and the United Kingdom's Vodafone were the top two contributors among wireless companies. The portfolio's overweight telecommunications sector outperformed the index.

-------------------------------------------------------------------------------
INVESTMENTS BY COUNTRY
-------------------------------------------------------------------------------
                                         % OF                  % OF
                                       PORTFOLIO             PORTFOLIO
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        6/30/03              12/31/02
-------------------------------------------------------------------------------
United Kingdom                           18.7%                 20.3%
-------------------------------------------------------------------------------
Japan                                    14.3%                 16.9%
-------------------------------------------------------------------------------
France                                   14.1%                 11.4%
-------------------------------------------------------------------------------
Switzerland                               9.3%                  7.2%
-------------------------------------------------------------------------------
Germany                                   8.4%                  3.8%
-------------------------------------------------------------------------------
Italy                                     6.6%                  6.4%
-------------------------------------------------------------------------------
Spain                                     4.5%                  3.4%
-------------------------------------------------------------------------------
Russian Federation                        3.5%                  1.2%
-------------------------------------------------------------------------------
Other(1)                                 20.6%                 29.4%
-------------------------------------------------------------------------------

(1) Includes temporary cash investments.

* All portfolio returns referenced in this review are for Class I
  shares.                                                            (continued)

                                                                          ------
                                                                          3

VP International - Portfolio Commentary

VP International's energy sector advanced as relatively high oil prices encouraged companies to step up exploration and production. Oil prices increased mostly because of ongoing tension in the Middle East's oil-producing regions.
The portfolio's holdings in the oil services industry topped the sector's performance, led by Russia's YUKOS.

The portfolio's investments in the technology sector rallied during the period, led by gains among holdings in the semiconductor and electrical equipment industries. Canon, a top-10 holding, topped contributors in the semiconductor industry. The Japanese company advanced on strong sales of digital cameras.
Alcatel, the French telecommunications-equipment maker, topped the portfolio's contributors in the electrical equipment industry.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       PORTFOLIO             PORTFOLIO
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        6/30/03              12/31/02
--------------------------------------------------------------------------------
HBOS plc                                  3.0%                   --
--------------------------------------------------------------------------------
Novartis AG                               2.4%                  1.0%
--------------------------------------------------------------------------------
Roche Holding AG                          2.3%                  1.6%
--------------------------------------------------------------------------------
UniCredito Italiano                       2.1%                  1.4%
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                    2.0%                  1.0%
--------------------------------------------------------------------------------
Royal Bank
of Scotland Group plc                     2.0%                  2.1%
--------------------------------------------------------------------------------
Canon, Inc.                               1.9%                  2.0%
--------------------------------------------------------------------------------
Societe Generale Cl A                     1.9%                  0.6%
--------------------------------------------------------------------------------
Credit Suisse Group                       1.7%                  0.5%
--------------------------------------------------------------------------------
France Telecom SA                         1.7%                  1.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE SECTORS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       PORTFOLIO             PORTFOLIO
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        6/30/03              12/31/02
--------------------------------------------------------------------------------
Financial                                25.5%                 19.0%
--------------------------------------------------------------------------------
Health Care                              13.2%                 11.6%
--------------------------------------------------------------------------------
Telecommunications                       11.3%                  9.7%
--------------------------------------------------------------------------------
Technology                               10.5%                  8.9%
--------------------------------------------------------------------------------
Energy                                    9.8%                 11.2%
--------------------------------------------------------------------------------

The health care sector also boosted the portfolio, with most of the lift coming from drug companies, which make up one of the portfolio's largest industry stakes. Switzerland's Roche Holding, a top-10 holding at period's end, was among those advancing. Roche, the world's largest maker of cancer medicines, rose on positive news about Avastin, a cancer-fighting drug. Although the drug industry was among the portfolio's top contributors, it contained one of the period's largest detractors, Fujisawa Pharmaceutical, one of Japan's largest drugmakers.
The company declined after taking a one-time charge to reduce staffing and on anticipation of higher research costs. We eliminated the position, but its performance was a factor in the portfolio's health care sector registering the period's worst performance against the index.

Looking ahead, the investment environment is likely to remain challenging. Many businesses around the world have struggled during the past several years, but we are beginning to see some signs of recovery in several industries.

------
     4

VP International - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.1%

AUSTRALIA -- 2.3%
--------------------------------------------------------------------------------
     209,700   Australia & New Zealand
               Banking Group Ltd.                               $     2,619,955
--------------------------------------------------------------------------------
     516,211   BHP Billiton Limited                                   2,994,263
--------------------------------------------------------------------------------
     301,398   News Corporation Limited                               2,266,248
--------------------------------------------------------------------------------
     405,200   Westpac Banking Corporation                            4,420,504
--------------------------------------------------------------------------------
                                                                     12,300,970
--------------------------------------------------------------------------------

AUSTRIA -- 0.5%
--------------------------------------------------------------------------------
      30,486   Erste Bank der
               Oesterreichischen
               Sparkassen AG                                          2,693,677
--------------------------------------------------------------------------------

CANADA -- 1.4%
--------------------------------------------------------------------------------
     135,200   EnCana Corp.                                           5,174,018
--------------------------------------------------------------------------------
     866,200   Nortel Networks Corp.(1)                               2,338,740
--------------------------------------------------------------------------------
                                                                      7,512,758
--------------------------------------------------------------------------------

CAYMAN ISLANDS -- 0.2%
--------------------------------------------------------------------------------
      31,587   Garmin Ltd.(1)                                         1,259,374
--------------------------------------------------------------------------------

FINLAND -- 0.9%
--------------------------------------------------------------------------------
     313,415   Nokia Oyj ADR                                          5,149,408
--------------------------------------------------------------------------------

FRANCE -- 14.1%
--------------------------------------------------------------------------------
     146,626   Accor SA                                               5,303,444
--------------------------------------------------------------------------------
     406,513   Alcatel SA(1)                                          3,664,212
--------------------------------------------------------------------------------
     100,400   Aventis SA                                             5,523,271
--------------------------------------------------------------------------------
     167,961   Axa                                                    2,605,555
--------------------------------------------------------------------------------
      70,600   BNP Paribas SA                                         3,587,190
--------------------------------------------------------------------------------
     368,449   France Telecom SA(1)                                   9,036,809
--------------------------------------------------------------------------------
      32,200   Groupe Danone                                          4,455,325
--------------------------------------------------------------------------------
      49,900   Michelin (C.G.D.E.)                                    1,948,121
--------------------------------------------------------------------------------
     103,500   PSA Peugeot Citroen                                    5,027,096
--------------------------------------------------------------------------------
     114,198   Publicis Groupe                                        3,064,458
--------------------------------------------------------------------------------
     105,247   Sanofi-Synthelabo SA                                   6,163,343
--------------------------------------------------------------------------------
     160,700   Societe Generale Cl A                                 10,185,713
--------------------------------------------------------------------------------
      87,800   Societe Television Francaise 1                         2,701,878
--------------------------------------------------------------------------------
     283,422   STMicroelectronics N.V.
               New York Shares                                        5,892,343
--------------------------------------------------------------------------------
      26,600   Total SA Cl B                                          4,019,518
--------------------------------------------------------------------------------
     509,495   Wanadoo(1)                                             3,410,711
--------------------------------------------------------------------------------
                                                                     76,588,987
--------------------------------------------------------------------------------

GERMANY -- 8.4%
--------------------------------------------------------------------------------
     121,037   Deutsche Bank AG                                       7,849,632
--------------------------------------------------------------------------------
     139,800   Deutsche Boerse AG                                     7,405,034
--------------------------------------------------------------------------------
     396,011   Deutsche Telekom(1)                                    6,043,224
--------------------------------------------------------------------------------
      78,317   E.On AG                                                4,026,053
--------------------------------------------------------------------------------
      44,100   Fresenius Medical Care AG                              2,182,490
--------------------------------------------------------------------------------
     280,257   Infineon Technologies AG(1)                            2,709,599
--------------------------------------------------------------------------------
     107,668   Metro AG                                               3,480,178
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

      16,000   Puma AG Rudolf Dassler Sport                     $     1,589,178
--------------------------------------------------------------------------------
      50,400   SAP AG                                                 5,943,434
--------------------------------------------------------------------------------
     436,894   T-Online International AG(1)                           4,514,972
--------------------------------------------------------------------------------
                                                                     45,743,794
--------------------------------------------------------------------------------

HUNGARY -- 0.2%
--------------------------------------------------------------------------------
     111,633   OTP Bank Rt.(1)                                        1,078,417
--------------------------------------------------------------------------------

IRELAND -- 1.2%
--------------------------------------------------------------------------------
     175,463   CRH plc                                                2,762,228
--------------------------------------------------------------------------------
      89,000   Ryanair Holdings plc ADR(1)                            3,996,100
--------------------------------------------------------------------------------
                                                                      6,758,328
--------------------------------------------------------------------------------

ISRAEL -- 1.1%
--------------------------------------------------------------------------------
     107,670   Teva Pharmaceutical
               Industries Ltd. ADR                                    6,129,653
--------------------------------------------------------------------------------

ITALY -- 6.6%
--------------------------------------------------------------------------------
     262,300   Banco Popolare di Verona
               e Novara Scrl                                          3,584,113
--------------------------------------------------------------------------------
     568,950   ENI SpA                                                8,603,920
--------------------------------------------------------------------------------
   2,239,700   IntesaBci SpA                                          7,162,283
--------------------------------------------------------------------------------
     208,100   Saipem SpA                                             1,557,959
--------------------------------------------------------------------------------
     898,902   Snam Rete Gas SpA                                      3,530,002
--------------------------------------------------------------------------------
   2,418,300   UniCredito Italiano                                   11,523,774
--------------------------------------------------------------------------------
                                                                     35,962,051
--------------------------------------------------------------------------------

JAPAN -- 14.3%
--------------------------------------------------------------------------------
     245,000   Ajinomoto Co. Inc.                                     2,349,189
--------------------------------------------------------------------------------
     223,000   Canon, Inc.                                           10,244,966
--------------------------------------------------------------------------------
         646   East Japan Railway Company                             2,876,258
--------------------------------------------------------------------------------
     111,900   Fanuc Ltd.                                             5,551,382
--------------------------------------------------------------------------------
     124,600   Honda Motor Co., Ltd.                                  4,726,977
--------------------------------------------------------------------------------
      61,400   Hoya Corp.                                             4,233,777
--------------------------------------------------------------------------------
       1,062   KDDI Corp.                                             4,117,480
--------------------------------------------------------------------------------
      20,600   Keyence Corp.                                          3,778,714
--------------------------------------------------------------------------------
     114,000   Kirin Brewery Company, Ltd.                              802,235
--------------------------------------------------------------------------------
     125,000   Konica Corporation                                     1,424,730
--------------------------------------------------------------------------------
   1,158,000   Nissan Motor Co., Ltd.                                11,084,204
--------------------------------------------------------------------------------
      50,200   Nitto Denko Corp.                                      1,644,941
--------------------------------------------------------------------------------
       3,034   NTT DoCoMo, Inc.                                       6,577,230
--------------------------------------------------------------------------------
     195,000   Olympus Optical Co., Ltd.                              4,040,314
--------------------------------------------------------------------------------
      96,200   Pioneer Electronic Corp.                               2,165,673
--------------------------------------------------------------------------------
     298,000   Sharp Corp.                                            3,828,890
--------------------------------------------------------------------------------
      64,000   Tokyo Electron Ltd.                                    3,036,311
--------------------------------------------------------------------------------
     597,000   Toshiba Corp.                                          2,055,789
--------------------------------------------------------------------------------
         203   Yahoo Japan Corporation(1)                             3,300,538
--------------------------------------------------------------------------------
                                                                     77,839,598
--------------------------------------------------------------------------------

MEXICO -- 0.8%
--------------------------------------------------------------------------------
     138,300   America Movil SA de CV
               Series L ADR                                           2,593,125
--------------------------------------------------------------------------------
     612,684   Wal-Mart de Mexico SA
               de CV Series V                                         1,802,081
--------------------------------------------------------------------------------
                                                                      4,395,206
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          ------
                                                                          5

VP International - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

NETHERLANDS -- 2.6%
--------------------------------------------------------------------------------
     387,400   ING Groep N.V.                                   $     6,730,309
--------------------------------------------------------------------------------
     168,787   Koninklijke Royal Philips
               Electronics N.V. New York Shares                       3,225,520
--------------------------------------------------------------------------------
     133,753   VNU N.V.                                               4,120,602
--------------------------------------------------------------------------------
                                                                     14,076,431
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 2.0%
--------------------------------------------------------------------------------
  21,154,364   China Telecom
               Corporation Limited                                    4,855,682
--------------------------------------------------------------------------------
   1,687,000   CNOOC Ltd.                                             2,487,770
--------------------------------------------------------------------------------
   2,350,000   Huaneng Power
               International, Inc.                                    2,681,978
--------------------------------------------------------------------------------
   5,470,000   Sinopec Shanghai
               Petrochemical Company
               Limited Cl H                                           1,066,174
--------------------------------------------------------------------------------
                                                                     11,091,604
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 3.5%
--------------------------------------------------------------------------------
      49,843   AO VimpelCom ADR(1)                                    2,314,709
--------------------------------------------------------------------------------
      45,440   Lukoil Holding ADR                                     3,594,304
--------------------------------------------------------------------------------
      70,469   Mobile Telesystems ADR(1)                              4,157,671
--------------------------------------------------------------------------------
       4,787   Sberbank RF                                            1,349,934
--------------------------------------------------------------------------------
     539,200   YUKOS                                                  7,548,800
--------------------------------------------------------------------------------
                                                                     18,965,418
--------------------------------------------------------------------------------

SINGAPORE -- 0.3%
--------------------------------------------------------------------------------
     311,100   Singapore Airlines Limited                             1,837,640
--------------------------------------------------------------------------------

SOUTH KOREA -- 0.7%
--------------------------------------------------------------------------------
       3,860   Samsung Electronics Co., Ltd.                          1,146,215
--------------------------------------------------------------------------------
     130,600   SK Telecom Co. Ltd. ADR                                2,463,116
--------------------------------------------------------------------------------
                                                                      3,609,331
--------------------------------------------------------------------------------

SPAIN -- 4.5%
--------------------------------------------------------------------------------
     131,509   Altadis SA                                             3,370,436
--------------------------------------------------------------------------------
      84,400   Banco Popular Espanol SA                               4,264,141
--------------------------------------------------------------------------------
      79,700   Gas Natural SDG SA                                     1,601,522
--------------------------------------------------------------------------------
     165,672   Grupo Ferrovial SA                                     4,499,007
--------------------------------------------------------------------------------
     113,200   Inditex SA                                             2,846,604
--------------------------------------------------------------------------------
     336,800   Repsol YPF SA(1)                                       5,460,636
--------------------------------------------------------------------------------
     218,640   Telefonica SA(1)                                       2,538,150
--------------------------------------------------------------------------------
                                                                     24,580,496
--------------------------------------------------------------------------------

SWEDEN -- 2.1%
--------------------------------------------------------------------------------
     307,500   ForeningsSparbanken AB                                 4,241,512
--------------------------------------------------------------------------------
     325,500   Skandinaviska Enskilda Banken                          3,311,478
--------------------------------------------------------------------------------
      57,701   Tele2 AB(1)                                            2,142,810
--------------------------------------------------------------------------------
   1,471,400   Telefonaktiebolaget LM
               Ericsson B Shares(1)                                   1,579,583
--------------------------------------------------------------------------------
                                                                     11,275,383
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

SWITZERLAND -- 9.3%
--------------------------------------------------------------------------------
     109,979   Adecco SA                                        $     4,531,031
--------------------------------------------------------------------------------
     344,200   Credit Suisse Group                                    9,059,901
--------------------------------------------------------------------------------
      25,145   Nestle SA                                              5,189,034
--------------------------------------------------------------------------------
     331,602   Novartis AG                                           13,123,056
--------------------------------------------------------------------------------
     156,656   Roche Holding AG                                      12,289,353
--------------------------------------------------------------------------------
     119,971   UBS AG                                                 6,674,406
--------------------------------------------------------------------------------
                                                                     50,866,781
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 1.1%
--------------------------------------------------------------------------------
   3,701,000   Taiwan Semiconductor
               Manufacturing Co. Ltd.(1)                              6,104,080
--------------------------------------------------------------------------------

UNITED KINGDOM -- 18.7%
--------------------------------------------------------------------------------
     258,600   3i Group plc                                           2,419,784
--------------------------------------------------------------------------------
     681,183   Abbey National plc                                     5,307,904
--------------------------------------------------------------------------------
     193,493   Alliance & Leicester plc                               2,659,763
--------------------------------------------------------------------------------
     189,100   Amvescap plc                                           1,309,084
--------------------------------------------------------------------------------
     165,400   AstraZeneca plc                                        6,656,431
--------------------------------------------------------------------------------
     540,200   BAA plc                                                4,388,269
--------------------------------------------------------------------------------
   1,014,000   BP plc                                                 7,057,410
--------------------------------------------------------------------------------
      39,240   BP plc ADR                                             1,648,865
--------------------------------------------------------------------------------
     445,800   British Sky Broadcasting plc(1)                        4,957,763
--------------------------------------------------------------------------------
     193,131   GlaxoSmithKline plc ADR                                7,829,531
--------------------------------------------------------------------------------
   1,252,249   HBOS plc                                              16,269,903
--------------------------------------------------------------------------------
   4,794,363   mmO2 plc(1)                                            4,506,055
--------------------------------------------------------------------------------
     357,235   Reckitt Benckiser plc                                  6,578,978
--------------------------------------------------------------------------------
     539,800   Reuters Group plc                                      1,571,187
--------------------------------------------------------------------------------
     139,400   Rio Tinto plc                                          2,631,887
--------------------------------------------------------------------------------
     378,749   Royal Bank of Scotland
               Group plc                                             10,663,508
--------------------------------------------------------------------------------
     274,000   Smith & Nephew plc                                     1,580,307
--------------------------------------------------------------------------------
   4,038,164   Vodafone Group plc                                     7,925,048
--------------------------------------------------------------------------------
     659,659   WPP Group plc                                          5,189,347
--------------------------------------------------------------------------------
                                                                    101,151,024
--------------------------------------------------------------------------------

UNITED STATES -- 2.3%
-------------------------------------------------------------------------------
      49,000   Alcon, Inc.                                            2,239,300
--------------------------------------------------------------------------------
     180,280   Amdocs Ltd.(1)                                         4,326,720
--------------------------------------------------------------------------------
     159,983   Comverse Technology, Inc.(1)                           2,404,544
--------------------------------------------------------------------------------
      84,000   Nabors Industries Ltd.(1)                              3,322,200
--------------------------------------------------------------------------------
                                                                     12,292,764
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $473,535,944)                                                 539,263,173
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.9%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 1.00%, dated 6/30/03,
due 7/1/03 (Delivery value $5,100,142)
(Cost $5,100,000)                                                     5,100,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $478,635,944)                                                $544,363,173
================================================================================

See Notes to Financial Statements.                                   (continued)

------
     6

VP International - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(2)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Treasury
obligations), 1.25%, dated 6/30/03,
due 7/1/03 (Delivery value $88,961,086)                            $ 88,957,997
--------------------------------------------------------------------------------

SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
 $10,000,000   Ford Credit Floorplan Master
               Owner Trust, Series 2001-1,
               Class A, Floater, 1.20%,
               7/15/03, resets monthly off
               the 1-month LIBOR plus a floor
               of 0.09% with no caps                                 10,008,085
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $98,966,082)                                                  $98,966,082
================================================================================

MARKET SECTOR DIVERSIFICATION

Basic Materials                                                            1.5%
--------------------------------------------------------------------------------
Commercial Services                                                        4.3%
--------------------------------------------------------------------------------
Consumer (Cyclical)                                                        8.4%
--------------------------------------------------------------------------------
Consumer (Non-Cyclical)                                                    4.2%
--------------------------------------------------------------------------------
Consumer Services                                                          4.8%
--------------------------------------------------------------------------------
Energy                                                                     9.8%
--------------------------------------------------------------------------------
Financial                                                                 25.5%
--------------------------------------------------------------------------------
Health Care                                                               13.2%
--------------------------------------------------------------------------------
Industrials                                                                1.8%
--------------------------------------------------------------------------------
Technology                                                                10.5%
--------------------------------------------------------------------------------
Telecommunications                                                        11.3%
--------------------------------------------------------------------------------
Transportation                                                             1.6%
--------------------------------------------------------------------------------
Utility                                                                    2.2%
--------------------------------------------------------------------------------
Temporary Cash Investments                                                 0.9%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1) Non-income producing.

(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          ------
                                                                          7

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $478,635,944) -
including $92,859,295 of securities loaned                        $544,363,173
----------------------------------------------------------------
Collateral received for securities loaned, at value
(cost of $98,966,082)                                               98,966,082
----------------------------------------------------------------
Cash                                                                 4,397,176
----------------------------------------------------------------
Foreign currency holdings, at value (cost of $32,526)                   32,900
----------------------------------------------------------------
Receivable for investments sold                                      4,949,962
----------------------------------------------------------------
Dividends and interest receivable                                    1,882,520
--------------------------------------------------------------------------------
                                                                   654,591,813
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received on securities loaned                98,966,082
----------------------------------------------------------------
Payable for investments purchased                                   13,027,278
----------------------------------------------------------------
Accrued management fees                                                597,319
----------------------------------------------------------------
Distribution fees payable                                                4,987
--------------------------------------------------------------------------------
                                                                   112,595,666
--------------------------------------------------------------------------------

NET ASSETS                                                        $541,996,147
================================================================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------
Capital (par value and paid-in surplus)                          $ 802,874,169
----------------------------------------------------------------
Undistributed net investment income                                  4,579,723
----------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                                     (331,295,787)
----------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                     65,838,042
--------------------------------------------------------------------------------
                                                                 $ 541,996,147
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $451,728,362
----------------------------------------------------------------
Shares outstanding                                                  83,318,090
----------------------------------------------------------------
Net asset value per share                                                $5.42
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $24,063,658
----------------------------------------------------------------
Shares outstanding                                                   4,442,854
----------------------------------------------------------------
Net asset value per share                                                $5.42
--------------------------------------------------------------------------------

CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $66,204,127
----------------------------------------------------------------
Shares outstanding                                                  12,210,437
----------------------------------------------------------------
Net asset value per share                                                $5.42
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
     8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,056,229)           $  7,815,247
----------------------------------------------------------------
Interest                                                                50,837
----------------------------------------------------------------
Securities lending income                                              278,367
--------------------------------------------------------------------------------
                                                                     8,144,451
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------------------
Management fees                                                      3,388,801
----------------------------------------------------------------
Distribution fees -- Class II                                           24,274
----------------------------------------------------------------
Directors' fees and expenses                                             3,344
----------------------------------------------------------------
Other expenses                                                          14,861
--------------------------------------------------------------------------------
                                                                     3,431,280
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                4,713,171
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------------------------------------
Investment transactions                                            (59,425,946)
----------------------------------------------------------------
Foreign currency transactions                                       33,325,545
--------------------------------------------------------------------------------
                                                                   (26,100,401)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
----------------------------------------------------------------
Investments                                                         58,500,686
----------------------------------------------------------------
Translation of assets and liabilities in foreign currencies         (9,314,339)
--------------------------------------------------------------------------------
                                                                    49,186,347
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    23,085,946
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 27,799,117
================================================================================

See Notes to Financial Statements.

                                                                          ------
                                                                          9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                       2003           2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  4,713,171  $   4,733,204
-------------------------------------------------
Net realized loss                                   (26,100,401)  (105,272,047)
-------------------------------------------------
Change in net unrealized appreciation                49,186,347    (25,865,555)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            27,799,117   (126,404,398)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------------
  Class I                                            (3,389,586)    (4,901,643)
-------------------------------------------------
  Class II                                             (118,284)       (43,691)
-------------------------------------------------
  Class III                                            (455,808)            --
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (3,963,678)    (4,945,334)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets from capital
share transactions                                      (74,472)   (42,922,668)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                23,760,967   (174,272,400)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 518,235,180    692,507,580
--------------------------------------------------------------------------------

End of period                                      $541,996,147  $ 518,235,180
================================================================================

Undistributed net investment income                  $4,579,723     $3,883,122
================================================================================

See Notes to Financial Statements.

------
    10

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is capital growth. The fund seeks to achieve its investment objective by investing primarily in stocks of growing foreign companies that are considered by management to have a better-than-average chance to increase in value over time. The fund will invest primarily in securities of issuers located in developed markets. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by

                                                                     (continued)

                                                                          ------
                                                                          11

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

At December 31, 2002, fund had accumulated net realized capital loss carryovers for federal income tax purposes of $284,009,399 (expiring in 2009 through 2010), which may be used to offset future taxable gains.

The fund has elected to treat $12,054,269 and $88,199 of net capital and currency losses, respectively, incurred in the two-month period ended December
31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:

--------------------------------------------------------------------------------
                                    CLASS I         CLASS II         CLASS III
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $250 million                   1.50%            1.40%           1.50%
--------------------------------------------------------------------------------
Next $250 million                    1.20%            1.10%           1.20%
--------------------------------------------------------------------------------
Over $500 million                    1.10%            1.00%           1.10%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended June 30, 2003 was
1.34%, 1.24%, and 1.34% for Class I, Class II, and Class III, respectively.

                                                                     (continued)

------
    12

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM. The fund has a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were $491,572,583 and $488,478,477, respectively.

At June 30, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $487,820,553
================================================================================
Gross tax appreciation of investments                              $64,901,397
----------------------------------------------------------------
Gross tax depreciation of investments                               (8,358,777)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $56,542,620
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                     (continued)

                                                                          ------
                                                                          13

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

                                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

SHARES AUTHORIZED                               300,000,000
================================================================================
Sold                                             71,340,784      $ 358,623,070
--------------------------------------------
Issued in reinvestment of distributions             743,330          3,389,586
--------------------------------------------
Redeemed                                        (75,024,135)      (378,804,686)
--------------------------------------------------------------------------------
Net decrease                                     (2,940,021)     $ (16,792,030)
================================================================================

YEAR ENDED DECEMBER 31, 2002

SHARES AUTHORIZED                               300,000,000
================================================================================
Sold                                            327,106,128    $ 1,991,026,214
--------------------------------------------
Issued in reinvestment of distributions             770,699          4,901,643
--------------------------------------------
Redeemed                                       (346,056,739)    (2,113,540,868)
--------------------------------------------------------------------------------
Net decrease                                    (18,179,912)   $  (117,613,011)
================================================================================

CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

SHARES AUTHORIZED                               100,000,000
================================================================================
Sold                                              6,183,017       $ 31,518,033
--------------------------------------------
Issued in reinvestment of distributions              25,939            118,284
--------------------------------------------
Redeemed                                         (4,982,243)       (25,724,845)
--------------------------------------------------------------------------------
Net increase                                      1,226,713       $  5,911,472
================================================================================

YEAR ENDED DECEMBER 31, 2002

SHARES AUTHORIZED                               100,000,000
================================================================================
Sold                                              6,462,227       $ 38,563,242
--------------------------------------------
Issued in reinvestment of distributions               6,870             43,691
--------------------------------------------
Redeemed                                         (3,839,948)       (23,346,099)
--------------------------------------------------------------------------------
Net increase                                      2,629,149       $ 15,260,834
================================================================================

CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

SHARES AUTHORIZED                               100,000,000
================================================================================
Sold                                              3,844,236        $19,395,864
--------------------------------------------
Issued in reinvestment of distributions              99,958            455,808
--------------------------------------------
Redeemed                                         (1,818,762)        (9,045,586)
--------------------------------------------------------------------------------
Net increase                                      2,125,432        $10,806,086
================================================================================

PERIOD ENDED DECEMBER 31, 2002(1)

SHARES AUTHORIZED                               100,000,000
================================================================================
Sold                                             11,546,562        $67,650,230
--------------------------------------------
Redeemed                                         (1,461,557)        (8,220,721)
--------------------------------------------------------------------------------
Net increase                                     10,085,005        $59,429,509
================================================================================

(1) May 2, 2002 (commencement of sale) through December 31, 2002.

                                                                     (continued)

------
    14

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

5. SECURITIES LENDING

As of June 30, 2003, securities in the fund valued at $92,859,295 were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for the fund. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the
Schedule of Investments. The total value of all collateral received, at this date, was $98,966,082. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

7. GEOGRAPHIC RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

                                                                          ------
                                                                          15

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

-----------------------------------------------------------------------------------------------------------
                                                                      CLASS I
-----------------------------------------------------------------------------------------------------------
                                           2003(1)     2002       2001       2000       1999      1998
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $5.21      $6.59     $10.23     $12.50      $7.62     $6.84
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)              0.05(2)    0.05(2)    0.02(2)   (0.02)     (0.01)     0.02
-----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.20      (1.38)     (2.82)     (2.02)      4.89      1.24
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.25      (1.33)     (2.80)     (2.04)      4.88      1.26
-----------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income               (0.04)     (0.05)     (0.01)     (0.01)       --      (0.04)
-----------------------------------------
  From Net Realized Gains                    --         --       (0.83)     (0.22)       --      (0.44)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.04)     (0.05)     (0.84)     (0.23)       --      (0.48)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $5.42      $5.21      $6.59     $10.23     $12.50     $7.62
===========================================================================================================
  TOTAL RETURN(3)                           4.95%    (20.37)%   (29.17)%   (16.83)%    64.04%    18.76%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      1.35%(4)     1.31%      1.26%      1.23%      1.34%    1.47%(5)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      1.87%(4)     0.77%      0.33%    (0.14)%    (0.17)%    0.25%(5)
-----------------------------------------
Portfolio Turnover Rate                        97%       247%       210%       128%       109%       181%
-----------------------------------------
Net Assets, End of Period (in thousands)  $451,728   $449,026   $688,639   $924,789   $799,842   $418,962
-----------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net assets values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized

(5) ACIM voluntarily waived a portion of its management fee from October 1, 1998 through November 16, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.48% and 0.24%, respectively, for the year ended December 31, 1998.

See Notes to Financial Statements.

------
    16

VP International - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

-----------------------------------------------------------------------------------------
                                                                   CLASS II
-----------------------------------------------------------------------------------------
                                                        2003(1)      2002       2001(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $5.20       $6.59       $7.15
-----------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income (Loss)(3)                        0.05        0.03       (0.02)
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                0.20       (1.38)      (0.54)
-----------------------------------------------------------------------------------------
  Total From Investment Operations                       0.25       (1.35)      (0.56)
-----------------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                            (0.03)      (0.04)        --
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $5.42       $5.20       $6.59
=========================================================================================
  TOTAL RETURN(4)                                        4.99%     (20.57)%     (7.83)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      1.50%(5)      1.47%     1.44%(5)
----------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                  1.72%(5)      0.61%   (0.82)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                    97%        247%      210%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)               $24,064     $16,711      $3,868
-----------------------------------------------------------------------------------------

(1) Six months ended June 30, 2003 (unaudited).

(2) August 15, 2001 (commencement of sale) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

                                                                          ------
                                                                          17

VP International - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                               CLASS III
--------------------------------------------------------------------------------
                                                          2003(1)       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $5.21        $6.42
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(3)                                 0.05         0.01
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  0.20        (1.22)
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.25        (1.21)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                              (0.04)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $5.42        $5.21
================================================================================
  TOTAL RETURN(4)                                          4.95%      (18.85)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.35%(5)     1.33%(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      1.87%(5)     0.22%(5)
------------------------------------------------------
Portfolio Turnover Rate                                       97%       247%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                  $66,204      $52,498
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2003 (unaudited).

(2) May 2, 2002 (commencement of sale) through December 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
    18

Share Class Information

Three classes of shares are authorized for sale by the portfolio: Class I, Class
II and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the portfolio and generally have the same rights and preferences. Because all shares of the portfolio are sold through insurance company separate accounts, additional fees may apply.

                                                                          ------
                                                                          19

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a portfolio performance comparison. It is not an investment product available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.sm) INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

------
    20

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                               American Century Investment Services, Inc.
SH-SAN-34959                       (c)2003 American Century Services Corporation

[front cover]

June 30, 2003

American Century Variable Portfolios
Semiannual Report

[photo]

VP Income & Growth

                                  [american century logo and text logo (reg.sm)]

[inside front cover -- blank]

VP INCOME & GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information ...................................................   19
Index Definition ..........................................................   20

                                                                          -----
                                                                          1

VP Income & Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                              1 YEAR        5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
CLASS I                        0.71%        -1.16%         3.18%        10/30/97
--------------------------------------------------------------------------------
S&P 500 INDEX                  0.25%        -1.61%         2.79%           --
--------------------------------------------------------------------------------
Class II                       0.36%          --          -6.38%          5/1/02
--------------------------------------------------------------------------------
Class III                      0.71%          --           2.65%         6/26/02
--------------------------------------------------------------------------------
The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made October 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                     1998*      1999      2000       2001       2002      2003
--------------------------------------------------------------------------------
CLASS I             26.63%     18.54%     3.68%    -10.84%    -14.54%     0.71%
--------------------------------------------------------------------------------
S&P 500 INDEX       26.79%     22.76%     7.25%    -14.83%    -17.99%     0.25%
--------------------------------------------------------------------------------
*From 10/30/97 (the class's inception date) to 6/30/98. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Class I shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    2

VP Income & Growth - Portfolio Commentary

By John Schniedwind, Kurt Borgwardt,  Zili Zhang, and Vivienne Hsu

PERFORMANCE SUMMARY

VP Income & Growth posted a total return of 12.03%* during the first six months of 2003, edging out the 11.76% return of its benchmark index, the  S&P 500. In addition, VP Income & Growth has outperformed the benchmark in the trailing one-
and five-year periods. (See page 2 for additional performance details.)

U.S. ECONOMY

The U.S. economic rebound continued in the first half of 2003, but the economy grew at a slower-than-average pace. Corporate profits rose, while consumer spending and the housing market remained strong. Some parts of the economy were still weak--unemployment hit a nine-year high of 6.4% in June, and business spending remained relatively depressed. Inflation continued to trend downward, prompting the Federal Reserve to cut interest rates to a 45-year low on June 25.

STOCKS

Equity performance was the tale of two markets--stocks declined in the first quarter, but rebounded sharply following the fall of Baghdad and the passage of a fiscal stimulus package that included tax relief on stock dividends. The second-quarter rally pushed the S&P 500 up 11.76% for the period. Value-oriented stocks and growth shares both performed well, while smaller companies outpaced larger ones.

PORTFOLIO STRATEGY

Financial stocks rallied with the market, and VP Income & Growth's stock selection worked relatively well across several financial industries. Bank of
America and Citigroup--the portfolio's two largest holdings at the end of the period--added value relative to the index. In the property and casualty insurance industry, VP Income & Growth benefited from overweights in Fidelity
National Financial and First American Corp. and an underweight  in American
International Group. Similarly, an overweight in Capital One Financial Corp.
helped the portfolio outperform its benchmark.

TOP TEN HOLDINGS
AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                        % OF PORTFOLIO        % OF PORTFOLIO
                                          INVESTMENTS           INVESTMENTS
                                             AS OF                 AS OF
                                            6/30/03              12/31/02
--------------------------------------------------------------------------------
Bank of America Corp.                        4.1%                  4.0%
--------------------------------------------------------------------------------
Citigroup Inc.                               2.9%                  2.9%
--------------------------------------------------------------------------------
Microsoft Corporation                        2.7%                  2.8%
--------------------------------------------------------------------------------
Merck & Co., Inc.                            2.5%                  2.4%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                        2.4%                  2.5%
--------------------------------------------------------------------------------
Pfizer, Inc.                                 2.4%                  2.2%
--------------------------------------------------------------------------------
Marathon Oil Corp.                           2.0%                  1.2%
--------------------------------------------------------------------------------
Verizon
Communications                               2.0%                  2.6%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                 1.9%                  1.0%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                            1.8%                  2.8%
--------------------------------------------------------------------------------
*All fund returns referenced in this commentary are for Class I shares.

                                                                     (continued)

                                                                          -----
                                                                          3

VP Income & Growth - Portfolio Commentary

Technology stocks were among the rally's biggest beneficiaries, while telecommunications shares lagged after falling sharply in the first quarter. In technology, our holdings boosted the portfolio's overall return, but lagged the benchmark. The portfolio didn't own eBay, EMC Corp., Corning, or Veritas
Software Corp. The prices of those stocks didn't appear attractive to our investment process, but they posted big gains. In telecommunications, the portfolio held overweights in Verizon Communications, SBC Communications, Sprint
Corp., and AT&T, which detracted from performance. Nevertheless, VP Income &
Growth held positions in more than two hundred stocks, so the portfolio's performance in tech and telecom was entirely offset by picking winners in other sectors.

Consumer-based stocks also participated in the rally. VP Income & Growth held two diversified homebuilders--Centex and KB Home--that helped the portfolio benefit from the housing boom. Rent-A-Center and Federated Department Stores also contributed positively to relative performance. In other consumer-related names, a couple of the portfolio's worst performers were Eastman Kodak and JC
Penney--their shares declined despite the market rally, but they remained in the portfolio because their stocks still appear attractive to our investment process.

Energy and utilities stocks also posted positive results, but not all stocks benefited equally. CMS Energy Corp. declined, while American Electric Power advanced less than other utilities stocks. Overweighting both of those stocks detracted from relative performance, but other utilities added to the portfolio's absolute return. Some of  the portfolio's underperformance in utilities was offset by better stock selection in energy, as portfolio picks
Marathon Oil and Exxon Mobil Corp. were solid performers.

Overall, VP Income & Growth's stock selection helped the portfolio outperform its benchmark over the last six months. Looking ahead, we'll continue to apply our investment process to select attractively valued stocks.

VP INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Bank of America Corp.                       4.10%                 1.32%
--------------------------------------------------------------------------------
Marathon Oil Corp.                          2.06%                 0.09%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                1.89%                 0.08%
--------------------------------------------------------------------------------
Eastman Kodak Co.                           1.63%                 0.09%
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                             1.26%                  --
--------------------------------------------------------------------------------

VP INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                        0.97%                 2.62%
--------------------------------------------------------------------------------
American International
Group, Inc.                                  --                   1.60%
--------------------------------------------------------------------------------
General Electric Co.                        1.81%                 3.19%
--------------------------------------------------------------------------------
Coca-Cola Co.                                --                   1.27%
--------------------------------------------------------------------------------
Eli Lilly & Co.                              --                   0.86%
--------------------------------------------------------------------------------

-----
    4

VP Income & Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%

AIRLINES -- 0.2%
--------------------------------------------------------------------------------
                      20,400   Delta Air Lines Inc.                $    299,472
--------------------------------------------------------------------------------
                      65,200   Southwest Airlines Co.                 1,121,440
--------------------------------------------------------------------------------
                                                                      1,420,912
--------------------------------------------------------------------------------
ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
                      21,700   Constellation Brands, Inc.(1)            681,380
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.1%
--------------------------------------------------------------------------------
                      17,100   VF Corp.                                 582,255
--------------------------------------------------------------------------------
BANKS -- 11.6%
--------------------------------------------------------------------------------
                     362,900   Bank of America Corp.                 28,679,987
--------------------------------------------------------------------------------
                      17,300   Bank One Corp.                           643,214
--------------------------------------------------------------------------------
                     485,100   Citigroup Inc.                        20,762,280
--------------------------------------------------------------------------------
                      97,700   First Tennessee National Corp.         4,290,007
--------------------------------------------------------------------------------
                     139,100   Fleet Boston Financial Corp.           4,132,661
--------------------------------------------------------------------------------
                      19,000   J.P. Morgan Chase & Co.                  649,420
--------------------------------------------------------------------------------
                      18,200   National City Corp.                      595,322
--------------------------------------------------------------------------------
                      49,300   PNC Financial Services Group           2,406,333
--------------------------------------------------------------------------------
                     263,800   U.S. Bancorp                           6,463,100
--------------------------------------------------------------------------------
                      27,700   Union Planters Corp.                     859,531
--------------------------------------------------------------------------------
                      83,100   UnionBanCal Corporation                3,437,847
--------------------------------------------------------------------------------
                      95,600   Wachovia Corp.                         3,820,176
--------------------------------------------------------------------------------
                     103,300   Wells Fargo & Co.                      5,206,320
--------------------------------------------------------------------------------
                                                                     81,946,198
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
                     113,252   Amgen Inc.(1)                          7,585,619
--------------------------------------------------------------------------------
                      70,200   Applera Corporation-Applied
                               Biosystems Group                       1,335,906
--------------------------------------------------------------------------------
                       9,300   Charles River Laboratories(1)            299,274
--------------------------------------------------------------------------------
                      23,900   Ribapharm Inc.(1)                        154,155
--------------------------------------------------------------------------------
                                                                      9,374,954
--------------------------------------------------------------------------------
CHEMICALS -- 2.1%
--------------------------------------------------------------------------------
                      45,800   Bemis Co., Inc.                        2,143,440
--------------------------------------------------------------------------------
                      42,400   Cytec Industries Inc.(1)               1,433,120
--------------------------------------------------------------------------------
                      92,900   Lubrizol Corp.                         2,878,971
--------------------------------------------------------------------------------
                     131,600   Monsanto Co.                           2,847,824
--------------------------------------------------------------------------------
                      58,000   RPM International, Inc.                  797,500
--------------------------------------------------------------------------------
                     168,500   Sherwin-Williams Co.                   4,529,280
--------------------------------------------------------------------------------
                                                                     14,630,135
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.4%
--------------------------------------------------------------------------------
                     125,300   Foot Locker Inc.                       1,660,225
--------------------------------------------------------------------------------
                      50,600   Gap, Inc. (The)                          949,256
--------------------------------------------------------------------------------
                      17,937   Limited Brands                           278,024
--------------------------------------------------------------------------------
                                                                      2,887,505
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 3.3%
--------------------------------------------------------------------------------
                     311,900   Cisco Systems Inc.(1)                  5,174,421
--------------------------------------------------------------------------------
                      62,000   Dell Computer Corp.(1)                 1,981,520
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

                     405,831   Hewlett-Packard Co.                 $  8,644,201
--------------------------------------------------------------------------------
                     205,600   IKON Office Solutions Inc.             1,829,840
--------------------------------------------------------------------------------
                       3,900   Imation Corporation                      147,498
--------------------------------------------------------------------------------
                       7,537   Qlogic Corp.(1)                          364,263
--------------------------------------------------------------------------------
                      26,800   Storage Technology Corp.(1)              689,832
--------------------------------------------------------------------------------
                     226,700   Western Digital Corp.(1)               2,335,010
--------------------------------------------------------------------------------
                     171,000   Xerox Corp.(1)                         1,810,890
--------------------------------------------------------------------------------
                                                                     22,977,475
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.4%
--------------------------------------------------------------------------------
                      31,900   BMC Software Inc.(1)                     520,927
--------------------------------------------------------------------------------
                       6,187   Electronic Arts Inc.(1)                  457,776
--------------------------------------------------------------------------------
                      15,300   Intuit Inc.(1)                           681,309
--------------------------------------------------------------------------------
                     735,600   Microsoft Corporation                 18,838,716
--------------------------------------------------------------------------------
                     198,600   Oracle Corp.(1)                        2,387,172
--------------------------------------------------------------------------------
                      44,600   Take-Two Interactive
                               Software, Inc.(1)                      1,263,964
--------------------------------------------------------------------------------
                                                                     24,149,864
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.8%
--------------------------------------------------------------------------------
                      56,900   KB Home                                3,526,662
--------------------------------------------------------------------------------
                       4,700   NVR, Inc.(1)                           1,931,700
--------------------------------------------------------------------------------
                                                                      5,458,362
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.2%
--------------------------------------------------------------------------------
                      30,335   Carlisle Companies, Inc.               1,278,924
--------------------------------------------------------------------------------
                       1,300   Whirlpool Corp.                           82,810
--------------------------------------------------------------------------------
                                                                      1,361,734
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.3%
--------------------------------------------------------------------------------
                      36,200   Honeywell International Inc.             971,970
--------------------------------------------------------------------------------
                      21,600   L-3 Communications Holdings,
                               Inc.(1)                                  939,384
--------------------------------------------------------------------------------
                       5,500   United Defense Industries,
                               Inc.(1)                                  142,670
--------------------------------------------------------------------------------
                                                                      2,054,024
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 3.5%
--------------------------------------------------------------------------------
                     359,100   Federated Department Stores,
                               Inc.                                  13,232,835
--------------------------------------------------------------------------------
                     238,700   J.C. Penney Company, Inc.              4,022,095
--------------------------------------------------------------------------------
                      11,200   May Department Stores Co.
                               (The)                                    249,312
--------------------------------------------------------------------------------
                       9,300   Target Corp.                             351,912
--------------------------------------------------------------------------------
                     126,900   Wal-Mart Stores, Inc.                  6,810,723
--------------------------------------------------------------------------------
                                                                     24,666,877
--------------------------------------------------------------------------------
DRUGS -- 7.6%
--------------------------------------------------------------------------------
                      12,010   Abbott Laboratories                      525,558
--------------------------------------------------------------------------------
                     145,100   Bristol-Myers Squibb Co.               3,939,465
--------------------------------------------------------------------------------
                       9,900   Endo Pharmaceuticals
                               Holdings Inc.(1)                         167,508
--------------------------------------------------------------------------------
                       4,500   IDEXX Laboratories, Inc.(1)              151,560
--------------------------------------------------------------------------------
                     219,000   Johnson & Johnson                     11,322,300
--------------------------------------------------------------------------------
                     115,700   King Pharmaceuticals, Inc.(1)          1,707,732
--------------------------------------------------------------------------------
                     289,500   Merck & Co., Inc.                     17,529,224
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          5

VP Income & Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

                      23,100   Perrigo Co.                         $    361,284
--------------------------------------------------------------------------------
                     487,360   Pfizer, Inc.                          16,643,344
--------------------------------------------------------------------------------
                      26,159   Watson Pharmaceuticals, Inc.(1)        1,056,039
--------------------------------------------------------------------------------
                                                                     53,404,014
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
                      49,900   Anixter International Inc.(1)          1,169,157
--------------------------------------------------------------------------------
                     239,700   Motorola, Inc.                         2,260,371
--------------------------------------------------------------------------------
                      23,493   Scientific-Atlanta, Inc.                 560,073
--------------------------------------------------------------------------------
                                                                      3,989,601
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 3.9%
--------------------------------------------------------------------------------
                     155,600   Edison International(1)                2,556,508
--------------------------------------------------------------------------------
                      49,200   Entergy Corp.                          2,596,776
--------------------------------------------------------------------------------
                     136,750   Exelon Corporation                     8,179,017
--------------------------------------------------------------------------------
                      65,200   FPL Group, Inc.                        4,358,620
--------------------------------------------------------------------------------
                      51,500   Great Plains Energy Inc.               1,487,320
--------------------------------------------------------------------------------
                      60,800   Progress Energy Inc.                   2,669,120
--------------------------------------------------------------------------------
                      70,930   Public Service Enterprise
                               Group Inc.                             2,996,793
--------------------------------------------------------------------------------
                      96,300   Southern Co.                           3,000,708
--------------------------------------------------------------------------------
                                                                     27,844,862
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 5.0%
--------------------------------------------------------------------------------
                      72,800   Amerada Hess Corp.                     3,580,304
--------------------------------------------------------------------------------
                     131,800   ChevronTexaco Corp.                    9,515,960
--------------------------------------------------------------------------------
                      49,648   ConocoPhillips                         2,720,710
--------------------------------------------------------------------------------
                     357,028   Exxon Mobil Corp.                     12,820,876
--------------------------------------------------------------------------------
                     193,400   Occidental Petroleum Corp.             6,488,570
--------------------------------------------------------------------------------
                                                                     35,126,420
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.3%
--------------------------------------------------------------------------------
                     106,600   Regal Entertainment Group              2,513,628
--------------------------------------------------------------------------------
                     146,700   Viacom, Inc. Cl B(1)                   6,404,922
--------------------------------------------------------------------------------
                                                                      8,918,550
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.3%
--------------------------------------------------------------------------------
                     110,400   American Express Co.                   4,615,824
--------------------------------------------------------------------------------
                      78,300   Block (H & R), Inc.                    3,386,475
--------------------------------------------------------------------------------
                      70,841   Capital One Financial Corp.            3,483,960
--------------------------------------------------------------------------------
                     114,200   Fannie Mae                             7,701,648
--------------------------------------------------------------------------------
                     115,200   Freddie Mac                            5,848,704
--------------------------------------------------------------------------------
                     441,100   General Electric Co.                  12,650,748
--------------------------------------------------------------------------------
                                                                     37,687,359
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.1%
--------------------------------------------------------------------------------
                     363,445   ConAgra Foods, Inc.                    8,577,302
--------------------------------------------------------------------------------
                     110,500   Dean Foods Co.(1)                      3,480,750
--------------------------------------------------------------------------------
                       4,300   J.M. Smucker Company (The)               171,527
--------------------------------------------------------------------------------
                      27,055   PepsiCo, Inc.                          1,203,948
--------------------------------------------------------------------------------
                      71,200   Sara Lee Corp.                         1,339,272
--------------------------------------------------------------------------------
                                                                     14,772,799
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.4%
--------------------------------------------------------------------------------
                       7,700   International Paper Company              275,121
--------------------------------------------------------------------------------
                      59,800   Rayonier, Inc.                         1,973,400
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

                       7,900   Sonoco Products Co.                 $    189,758
--------------------------------------------------------------------------------
                      15,700   United Stationers Inc.(1)                567,869
--------------------------------------------------------------------------------
                                                                      3,006,148
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 1.3%
--------------------------------------------------------------------------------
                      65,736   NiSource Inc.                          1,248,984
--------------------------------------------------------------------------------
                     158,263   ONEOK, Inc.                            3,106,703
--------------------------------------------------------------------------------
                     122,385   Sempra Energy                          3,491,644
--------------------------------------------------------------------------------
                      38,650   UGI Corporation                        1,225,205
--------------------------------------------------------------------------------
                                                                      9,072,536
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
                      40,400   Supervalu Inc.                           861,328
--------------------------------------------------------------------------------
                      21,313   Winn-Dixie Stores, Inc.                  262,363
--------------------------------------------------------------------------------
                                                                      1,123,691
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
                      41,700   Cooper Industries, Ltd.                1,722,210
--------------------------------------------------------------------------------
                       7,900   Eaton Corp.                              621,019
--------------------------------------------------------------------------------
                      43,800   United Technologies Corp.              3,102,354
--------------------------------------------------------------------------------
                                                                      5,445,583
--------------------------------------------------------------------------------
HOME PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
                      97,332   Fortune Brands, Inc.                   5,080,730
--------------------------------------------------------------------------------
                     188,600   Procter & Gamble Co. (The)            16,819,348
--------------------------------------------------------------------------------
                                                                     21,900,078
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.7%
--------------------------------------------------------------------------------
                       6,900   Briggs & Stratton Corp.                  348,450
--------------------------------------------------------------------------------
                      12,700   Energizer Holdings, Inc.(1)              398,780
--------------------------------------------------------------------------------
                      53,600   Timken Co.                               938,536
--------------------------------------------------------------------------------
                     150,990   Tyco International Ltd.                2,865,790
--------------------------------------------------------------------------------
                      11,900   York International Corp.                 278,460
--------------------------------------------------------------------------------
                                                                      4,830,016
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 3.2%
--------------------------------------------------------------------------------
                      76,700   Checkfree Corp.(1)                     2,135,328
--------------------------------------------------------------------------------
                      70,300   Computer Sciences Corp.(1)             2,679,836
--------------------------------------------------------------------------------
                      16,200   Convergys Corp.(1)                       259,200
--------------------------------------------------------------------------------
                     191,400   Electronic Data Systems Corp.          4,105,530
--------------------------------------------------------------------------------
                      13,100   First Data Corporation                   542,864
--------------------------------------------------------------------------------
                     118,700   International Business
                               Machines Corp.                         9,792,750
--------------------------------------------------------------------------------
                     136,052   Viad Corporation                       3,046,204
--------------------------------------------------------------------------------
                                                                     22,561,712
--------------------------------------------------------------------------------
INTERNET -- 0.5%
--------------------------------------------------------------------------------
                      47,100   Earthlink Inc.(1)                        371,619
--------------------------------------------------------------------------------
                      33,600   United Online, Inc.(1)                   851,424
--------------------------------------------------------------------------------
                      87,400   VeriSign, Inc.(1)                      1,208,742
--------------------------------------------------------------------------------
                      27,300   Yahoo! Inc.(1)                           894,348
--------------------------------------------------------------------------------
                                                                      3,326,133
--------------------------------------------------------------------------------
LEISURE -- 1.6%
--------------------------------------------------------------------------------
                     416,800   Eastman Kodak Co.                     11,399,480
--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----
    6

VP Income & Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.7%
--------------------------------------------------------------------------------
                      89,400   AmerUs Group Co.                    $  2,520,186
--------------------------------------------------------------------------------
                      93,647   CIGNA Corp.                            4,395,790
--------------------------------------------------------------------------------
                      71,200   John Hancock Financial
                               Services, Inc.                         2,187,976
--------------------------------------------------------------------------------
                      20,200   Principal Financial Group                651,450
--------------------------------------------------------------------------------
                      85,400   Protective Life Corp.                  2,284,450
--------------------------------------------------------------------------------
                                                                     12,039,852
--------------------------------------------------------------------------------
MEDIA -- 2.6%
--------------------------------------------------------------------------------
                     598,350   AOL Time Warner Inc.(1)                9,627,451
--------------------------------------------------------------------------------
                       6,000   Clear Channel Communications,
                               Inc.(1)                                  254,340
--------------------------------------------------------------------------------
                     100,305   Comcast Corporation(1)                 3,027,205
--------------------------------------------------------------------------------
                     148,300   Disney (Walt) Company                  2,928,925
--------------------------------------------------------------------------------
                      20,900   Fox Entertainment Group, Inc.
                               Cl A(1)                                  601,502
--------------------------------------------------------------------------------
                      29,003   Hearst-Argyle Television, Inc.(1)        751,178
--------------------------------------------------------------------------------
                      59,200   PanAmSat Corp.(1)                      1,091,056
--------------------------------------------------------------------------------
                                                                     18,281,657
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
                      64,600   Fisher Scientific International(1)     2,254,540
--------------------------------------------------------------------------------
                       3,100   Guidant Corporation                      137,609
--------------------------------------------------------------------------------
                      28,900   Invitrogen Corp.(1)                    1,108,893
--------------------------------------------------------------------------------
                                                                      3,501,042
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.6%
--------------------------------------------------------------------------------
                      16,200   Anthem, Inc.(1)                        1,249,830
--------------------------------------------------------------------------------
                      35,600   Cardinal Health, Inc.                  2,289,080
--------------------------------------------------------------------------------
                      94,800   Humana Inc.(1)                         1,431,480
--------------------------------------------------------------------------------
                     140,000   McKesson Corp.                         5,003,600
--------------------------------------------------------------------------------
                      14,300   Oxford Health Plans, Inc.(1)             601,029
--------------------------------------------------------------------------------
                      18,300   PacifiCare Health Systems,
                               Inc.(1)                                  902,739
--------------------------------------------------------------------------------
                                                                     11,477,758
--------------------------------------------------------------------------------
MINING & METALS -- 0.3%
--------------------------------------------------------------------------------
                     162,700   Worthington Industries, Inc.           2,180,180
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.7%
--------------------------------------------------------------------------------
                     418,400   Delphi Corp.                           3,610,792
--------------------------------------------------------------------------------
                     751,200   Ford Motor Co.                         8,255,688
--------------------------------------------------------------------------------
                                                                     11,866,480
--------------------------------------------------------------------------------
OIL REFINING -- 3.7%
--------------------------------------------------------------------------------
                      37,857   Kinder Morgan Energy
                               Partners, L.P.                         1,496,109
--------------------------------------------------------------------------------
                     546,700   Marathon Oil Corp.                    14,405,545
--------------------------------------------------------------------------------
                      21,300   Northern Border Partners L.P.            889,275
--------------------------------------------------------------------------------
                      57,900   OGE Energy Corp.                       1,237,323
--------------------------------------------------------------------------------
                     209,400   Sunoco, Inc.                           7,902,756
--------------------------------------------------------------------------------
                       1,500   Williams Energy Partners L.P.             71,040
--------------------------------------------------------------------------------
                                                                     26,002,048
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
OIL SERVICES -- 0.8%
--------------------------------------------------------------------------------
                     130,576   Halliburton Co.                     $  3,003,248
--------------------------------------------------------------------------------
                     131,500   Transocean Inc.(1)                     2,889,055
--------------------------------------------------------------------------------
                                                                      5,892,303
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 3.5%
--------------------------------------------------------------------------------
                     125,100   Allstate Corporation                   4,459,815
--------------------------------------------------------------------------------
                       3,300   Berkley (W.R.) Corp.                     173,910
--------------------------------------------------------------------------------
                     285,901   Fidelity National Financial, Inc.      8,794,315
--------------------------------------------------------------------------------
                     199,800   First American Financial Corp.
                                (The)                                 5,264,730
--------------------------------------------------------------------------------
                      69,800   Loews Corp.                            3,300,842
--------------------------------------------------------------------------------
                      34,100   Odyssey Re Holdings Corp.                719,510
--------------------------------------------------------------------------------
                      67,093   Old Republic International Corp.       2,299,277
--------------------------------------------------------------------------------
                                                                     25,012,399
--------------------------------------------------------------------------------
RAILROADS -- 0.4%
--------------------------------------------------------------------------------
                      25,100   Burlington Northern Santa Fe
                               Corp.                                    713,844
--------------------------------------------------------------------------------
                      15,400   CSX Corporation                          463,386
--------------------------------------------------------------------------------
                      27,000   Norfolk Southern Corp.                   518,400
--------------------------------------------------------------------------------
                      18,400   Union Pacific Corp.                    1,067,568
--------------------------------------------------------------------------------
                                                                      2,763,198
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.4%
--------------------------------------------------------------------------------
                      20,400   CBL & Associates Properties,
                               Inc.                                     877,200
--------------------------------------------------------------------------------
                       9,700   Equity Office Properties Trust           261,997
--------------------------------------------------------------------------------
                       9,900   General Growth Properties, Inc.          618,156
--------------------------------------------------------------------------------
                      72,200   HRPT Properties Trust                    664,240
--------------------------------------------------------------------------------
                      16,900   Simon Property Group, Inc.               659,607
--------------------------------------------------------------------------------
                                                                      3,081,200
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.6%
--------------------------------------------------------------------------------
                      11,600   Bear Stearns Companies Inc.
                               (The)                                    840,072
--------------------------------------------------------------------------------
                      11,600   Goldman Sachs Group, Inc.
                               (The)                                    971,500
--------------------------------------------------------------------------------
                     113,843   Merrill Lynch & Co., Inc.              5,314,191
--------------------------------------------------------------------------------
                     104,400   Morgan Stanley                         4,463,100
--------------------------------------------------------------------------------
                                                                     11,588,863
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 3.6%
--------------------------------------------------------------------------------
                     174,742   Arrow Electronics, Inc.(1)             2,663,068
--------------------------------------------------------------------------------
                     255,400   Avnet Inc.(1)                          3,238,472
--------------------------------------------------------------------------------
                     112,100   ESS Technology, Inc.(1)                1,092,975
--------------------------------------------------------------------------------
                     537,700   Intel Corporation                     11,175,557
--------------------------------------------------------------------------------
                      57,800   QUALCOMM Inc.                          2,066,350
--------------------------------------------------------------------------------
                      29,300   SanDisk Corp.(1)                       1,182,255
--------------------------------------------------------------------------------
                     188,100   Texas Instruments Inc.                 3,310,560
--------------------------------------------------------------------------------
                      30,102   Vishay Intertechnology, Inc.(1)          397,346
--------------------------------------------------------------------------------
                                                                     25,126,583
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

VP Income & Growth - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.3%
--------------------------------------------------------------------------------
                      32,500   Barnes & Noble Inc.(1)              $    749,125
--------------------------------------------------------------------------------
                      59,900   Blockbuster, Inc.                      1,009,315
--------------------------------------------------------------------------------
                       2,400   Claire's Stores Inc.                      60,864
--------------------------------------------------------------------------------
                     113,800   Home Depot, Inc.                       3,769,056
--------------------------------------------------------------------------------
                      50,700   Rent-A-Center Inc.(1)                  3,843,567
--------------------------------------------------------------------------------
                                                                      9,431,927
--------------------------------------------------------------------------------
TELEPHONE -- 5.5%
--------------------------------------------------------------------------------
                      81,243   AT&T Corp.                             1,563,928
--------------------------------------------------------------------------------
                     277,200   BellSouth Corp.                        7,381,836
--------------------------------------------------------------------------------
                     321,067   SBC Communications Inc.                8,203,262
--------------------------------------------------------------------------------
                     508,067   Sprint Corporation                     7,316,165
--------------------------------------------------------------------------------
                     361,000   Verizon Communications                14,241,449
--------------------------------------------------------------------------------
                                                                     38,706,640
--------------------------------------------------------------------------------
THRIFTS -- 0.6%
--------------------------------------------------------------------------------
                     100,350   Washington Mutual, Inc.                4,144,455
--------------------------------------------------------------------------------
TOBACCO -- 1.6%
--------------------------------------------------------------------------------
                     253,200   Altria Group Inc.                     11,505,408
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 0.9%
--------------------------------------------------------------------------------
                      21,500   FedEx Corp.                            1,333,645
--------------------------------------------------------------------------------
                      81,100   United Parcel Service, Inc.
                               Cl B                                   5,166,070
--------------------------------------------------------------------------------
                                                                      6,499,715
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.5%
--------------------------------------------------------------------------------
                     116,309   ALLTEL Corp.                           5,608,420
--------------------------------------------------------------------------------
                     280,800   Nextel Communications, Inc.(1)         5,076,864
--------------------------------------------------------------------------------
                                                                     10,685,284
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $662,051,500)                                                 696,387,649
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.6%

COMPUTER HARDWARE & BUSINESS  MACHINES -- 0.2%
--------------------------------------------------------------------------------
                      11,800   Xerox Corp., 6.25%, 7/1/06          $  1,237,230
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 0.1%
-------------------------------------------------------------------------------
                      27,457   DTE Energy Company, 8.75%,
                               8/16/05                                  721,845
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
                      26,500   Ford Motor Company Capital
                               Trust II, 6.50%, 1/15/32               1,151,425
--------------------------------------------------------------------------------
                      30,700   General Motors Corp., Series B,
                               5.25%, 3/6/32                            687,680
--------------------------------------------------------------------------------
                                                                      1,839,105
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $3,935,525)                                                     3,798,180
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.7%

Repurchase Agreement, Merrill Lynch & Co.,
Inc., (U.S. Treasury obligations), in a joint
trading account at 1.00%, dated 6/30/03,
due 7/1/03 (Delivery value $5,200,144)
(Cost $5,200,000)                                                     5,200,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $671,187,025)                                                $705,385,829
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

-----
    8

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $671,187,025)             $705,385,829
--------------------------------------------------------------
Cash                                                                    992,978
--------------------------------------------------------------
Receivable for investments sold                                         500,491
--------------------------------------------------------------
Dividends and interest receivable                                     1,185,871
--------------------------------------------------------------------------------
                                                                    708,065,169
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     2,630,576
--------------------------------------------------------------
Accrued management fees                                                 403,871
--------------------------------------------------------------
Distribution fees payable                                                   905
--------------------------------------------------------------------------------
                                                                      3,035,352
--------------------------------------------------------------------------------
NET ASSETS                                                         $705,029,817
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $868,090,490
--------------------------------------------------------------
Undistributed net investment income                                   5,177,267
--------------------------------------------------------------
Accumulated net realized loss on investment transactions           (202,436,744)
--------------------------------------------------------------
Net unrealized appreciation on investments                           34,198,804
--------------------------------------------------------------------------------
                                                                   $705,029,817
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $699,729,854
--------------------------------------------------------------
Shares outstanding                                                  122,995,282
--------------------------------------------------------------
Net asset value per share                                                 $5.69
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $4,793,506
--------------------------------------------------------------
Shares outstanding                                                      843,553
..--------------------------------------------------------------
Net asset value per share                                                 $5.68
--------------------------------------------------------------------------------

CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                             $506,457
--------------------------------------------------------------
Shares outstanding                                                       89,023
--------------------------------------------------------------
Net asset value per share                                                 $5.69
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends                                                           $7,301,477
--------------------------------------------------------------
Interest                                                                69,855
--------------------------------------------------------------------------------
                                                                     7,371,332
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                     2,165,976
--------------------------------------------------------------
Distribution fees - Class II                                            3,485
--------------------------------------------------------------
Directors' fees and expenses                                            3,924
--------------------------------------------------------------
Other expenses                                                          7,295
--------------------------------------------------------------------------------
                                                                    2,180,680
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               5,190,652
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                      (27,765,398)
--------------------------------------------------------------
Change in net unrealized appreciation on investments               93,359,498
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                   65,594,100
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $70,784,752
================================================================================

See Notes to Financial Statements.

-----
   10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $5,190,652      $8,665,079
-----------------------------------------------
Net realized loss                                  (27,765,398)    (65,629,016)
-----------------------------------------------
Change in net unrealized
appreciation (depreciation)                         93,359,498     (90,408,314)
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                    70,784,752    (147,372,251)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------
  Class I                                           (8,491,082)     (6,895,064)
-----------------------------------------------
  Class II                                             (31,221)           --
-----------------------------------------------
  Class III                                             (2,354)           --
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                  (8,524,657)     (6,895,064)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                          26,436,735      69,326,315
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               88,696,830     (84,941,000)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                616,332,987     701,273,987
--------------------------------------------------------------------------------
End of period                                     $705,029,817    $616,332,987
================================================================================

Undistributed net investment income                 $5,177,267      $8,511,272
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Income & Growth Fund  (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is capital growth through investing in common stocks. Income is a secondary objective. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions  that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

                                                                    (continued)

-----
   12

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

At December 31, 2002, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $142,046,619 (expiring in 2006 through 2010), which may be used to offset future taxable gains.

The fund has elected to treat $10,390,271 of net capital losses incurred in the two-month period ended December 31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The annual management fee for Class I, Class II, and Class III is 0.70%.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by  J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has  a bank line of credit agreement with JPM.

                                                                     (continued)

                                                                          -----
                                                                          13

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were $248,438,641 and $222,418,138, respectively.

At June 30, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $693,451,280
================================================================================
Gross tax appreciation of investments                               $69,360,269
--------------------------------------------------------------
Gross tax depreciation of investments                               (57,425,720)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $11,934,549
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

SHARES AUTHORIZED                                  300,000,000
================================================================================
Sold                                                21,241,928     $112,623,168
-----------------------------------------------
Issued in reinvestment of distributions              1,833,927        8,491,082
-----------------------------------------------
Redeemed                                           (19,136,263)     (97,649,675)
--------------------------------------------------------------------------------
Net increase                                         3,939,592      $23,464,575
================================================================================
YEAR ENDED DECEMBER 31, 2002

SHARES AUTHORIZED                                  300,000,000
================================================================================
Sold                                                37,587,370     $214,999,369
-----------------------------------------------
Issued in reinvestment of distributions              1,052,681        6,895,064
-----------------------------------------------
Redeemed                                           (28,059,256)    (154,503,788)
--------------------------------------------------------------------------------
Net increase                                        10,580,795      $67,390,645
================================================================================

CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

SHARES AUTHORIZED                                 100,000,000
================================================================================
Sold                                                  553,184        $2,927,370
-----------------------------------------------
Issued in reinvestment of distributions                 6,743            31,221
-----------------------------------------------
Redeemed                                              (13,823)          (72,363)
--------------------------------------------------------------------------------
Net increase                                          546,104        $2,886,228
================================================================================
PERIOD ENDED DECEMBER 31, 2002(1)

SHARES AUTHORIZED                                 100,000,000
================================================================================
Sold                                                  394,373        $2,059,871
-----------------------------------------------
Redeemed                                              (96,924)         (507,332)
--------------------------------------------------------------------------------
Net increase                                          297,449        $1,552,539
================================================================================

(1)  May 1, 2002 (commencement of sale) through December 31, 2002.

                                                                     (continued)

-----
   14

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS III
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003

SHARES AUTHORIZED                                100,000,000
================================================================================
Sold                                                  81,505         $438,713
-----------------------------------------------
Issued in reinvestment of distributions                  508            2,354
-----------------------------------------------
Redeemed                                             (65,919)        (355,135)
--------------------------------------------------------------------------------
Net increase                                          16,094          $85,932
================================================================================
PERIOD ENDED DECEMBER, 2002(2)

SHARES AUTHORIZED                                100,000,000
================================================================================
Sold                                                  81,582         $427,045
-----------------------------------------------
Redeemed                                              (8,653)         (43,914)
--------------------------------------------------------------------------------
Net increase                                          72,929         $383,131
================================================================================

(2) June 26, 2002 (commencement of sale) through December 31, 2002.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

                                                                          -----
                                                                          15

VP Income & Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
------------------------------------------------------------------------------------------------------------------------
                                                                           CLASS I
------------------------------------------------------------------------------------------------------------------------
                                      2003(1)         2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $5.16          $6.46          $7.11          $8.00          $6.78          $5.39
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income                0.04(2)        0.08(2)        0.06           0.05           0.08(2)        0.03
--------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          0.56          (1.32)         (0.65)         (0.90)          1.14           1.41
------------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                0.60          (1.24)         (0.59)         (0.85)          1.22           1.44
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income          (0.07)         (0.06)         (0.06)         (0.04)          --(3)         (0.04)
--------------------------------
  From Net Realized Gains               --             --             --             --            --            (0.01)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.07)         (0.06)         (0.06)         (0.04)          --(3)         (0.05)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $5.69          $5.16          $6.46          $7.11          $8.00          $6.78
========================================================================================================================
  TOTAL RETURN(4)                     12.03%        (19.37)%        (8.35)%       (10.62)%        18.02%         26.87%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.70%(5)         0.70%          0.70%          0.70%          0.70%          0.70%
--------------------------------
Ratio of Net Investment Income
to Average Net Assets                1.68%(5)         1.32%          1.05%          0.93%          1.09%          1.43%
--------------------------------
Portfolio Turnover Rate                  36%            72%            56%            58%            50%            55%
--------------------------------
Net Assets, End of Period
(in thousands)                      $699,730       $614,424       $701,274       $648,120       $459,110       $109,626
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

-----
   16

VP Income & Growth - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                 CLASS II
--------------------------------------------------------------------------------
                                                            2003(1)      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $5.15        $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(3)                                   0.04         0.05
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.56        (1.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.60        (1.07)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.07)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $5.68        $5.15
================================================================================
  TOTAL RETURN(4)                                           11.86%      (17.20)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          0.95%(5)     0.95%(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       1.43%(5)     1.42%(5)
------------------------------------------------------
Portfolio Turnover Rate                                        36%        72%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                    $4,794       $1,533
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  May 1, 2002 (commencement of sale) through December 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

                                                                          -----
                                                                          17

VP Income & Growth - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                 CLASS III
--------------------------------------------------------------------------------
                                                            2003(1)     2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $5.16       $5.63
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(3)                                   0.04        0.04
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.56       (0.51)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.60       (0.47)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.07)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $5.69       $5.16
================================================================================
  TOTAL RETURN(4)                                           12.03%      (8.35)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          0.70%(5)     0.70%(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       1.68%(5)     1.63%(5)
------------------------------------------------------
Portfolio Turnover Rate                                        36%        72%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                      $506         $376
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  June 26, 2002 (commencement of sale) through December 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

-----
   18

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts.  Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

CLASS III shares are sold through insurance company separate accounts.  Class
III shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares. However, Class III shares have a 1.00%
redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

                                                                          -----
                                                                          19

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a portfolio performance comparison. It is not an investment product available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index  is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

-----
   20

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

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1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                  American Century Investment Services, Inc.
SH-SAN-34957                       (c)2003 American Century Services Corporation

[front cover]

June 30, 2003

American Century Variable Portfolios
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two bridges]

VP Vista

[american century logo and text logo (reg. sm)]

[blank inside front cover]

VP VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION
Index Definition ..........................................................   14

VP Vista - Performance

 TOTAL RETURNS AS OF JUNE 30, 2003
                                                --------------
                                                AVERAGE ANNUAL
                                                   RETURNS
--------------------------------------------------------------------------------
                                                    SINCE          INCEPTION
                                   1 YEAR         INCEPTION          DATE
--------------------------------------------------------------------------------
================================================================================
 VP VISTA                          -0.52%          -2.15%          10/5/2001
--------------------------------------------------------------------------------
================================================================================
 RUSSELL MIDCAP GROWTH INDEX        7.35%           2.20%             --
--------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF PORTFOLIO
$10,000 investment made October 5, 2001

 ONE-YEAR RETURNS OVER LIFE OF PORTFOLIO

Periods ended June 30
--------------------------------------------------------------------------------
                                                           2002*      2003
--------------------------------------------------------------------------------
================================================================================
 VP Vista                                                 -3.20%     -0.52%
--------------------------------------------------------------------------------
 Russell Midcap Growth Index                              -3.25%      7.35%
--------------------------------------------------------------------------------

* From 10/5/01, the portfolio's inception date. Not annualized.

The charts on the performance page give historical return  data for the portfolio. Returns for the index are provided for comparison. The portfolio's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
   2

VP Vista - Portfolio Commentary

[photo of Glenn Fogle and David Rose]

A portfolio commentary from Glenn Fogle and David Rose, portfolio managers on the VP Vista investment team.

For the six months ended June 30, 2003, VP Vista gained 18.16% while its benchmark, the Russell Midcap Growth Index, rose 18.74%.

Investors witnessed a remarkable turnaround in the stock market during the six months covered by this report. Intense geopolitical strife, lackluster economic growth, and a murky corporate profit outlook marked the beginning of the period.
As the year wore on, however, many companies met or exceeded earnings estimates, hostilities in Iraq eased, and fiscal and monetary authorities took steps to inject money into the economy to help power a recovery. Mid- and small-cap growth stocks reasserted themselves in this environment, with the sharpest gains posted by smaller growth companies. From its period low point on March 11 through June 30, the Russell Midcap Growth Index returned 27.52%, reversing its
6.89% decline from December 31, 2002, through March 11, 2003.

Technology stocks headlined the rally, but VP Vista's health care stake outpaced the market and generated the portfolio's best performance. Medical providers and services led the pack. Long-time holding Coventry Health Care, a managed healthcare company, was the portfolio's largest holding and top contributor. The portfolio's management team believed many investors underestimated the company's ability to pass on price increases to its customers. Their judgment was rewarded during the period when Coventry reported record earnings and raised earnings guidance.

Another bright spot among the portfolio's health care holdings was Boston
Scientific. The medical-device company benefited from its expected entry into the drug-coated stent market. The  portfolio's generic drug holdings also appreciated as an onslaught of drugs losing patent protection provided a catalyst for profit growth.

However, all was not well in the health care sector. Investors punished hospital stocks, including portfolio holdings Triad

===============================================================================
 TOP TEN HOLDINGS AS OF JUNE 30, 2003
-------------------------------------------------------------------------------
===============================================================================
                                          % OF                  % OF
===============================================================================
                                        PORTFOLIO             PORTFOLIO
===============================================================================
                                       INVESTMENTS           INVESTMENTS
===============================================================================
                                          AS OF                 AS OF
===============================================================================
                                        06/30/03              12/31/02
-------------------------------------------------------------------------------
Coventry Health Care Inc.                 5.4%                  3.4%
-------------------------------------------------------------------------------
Wellpoint Health
Networks Inc.                             3.5%                  3.9%
-------------------------------------------------------------------------------
Boston Scientific Corp.                   3.4%                  2.6%
-------------------------------------------------------------------------------
EchoStar Communications
Corp. Cl A                                3.2%                    --
-------------------------------------------------------------------------------
AETNA Inc.                                2.7%                  0.5%
-------------------------------------------------------------------------------
Inamed Corp.                              2.7%                    --
-------------------------------------------------------------------------------
Computer Sciences Corp.                   2.4%                    --
-------------------------------------------------------------------------------
Amdocs Ltd.                               2.4%                    --
-------------------------------------------------------------------------------
Hollywood Entertainment
Corp.                                     2.4%                  1.4%
-------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                       2.2%                  1.5%
-------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          3

VP Vista - Portfolio Commentary

Hospitals and LifePoint Hospitals, as the industry struggled with low admissions and a government investigation into billing practices. Covance, a drug development services company, also declined.

Technology stocks rallied, and VP Vista's technology stake was a primary boost to performance. The biggest gains came from the semiconductor industry, where a leading contributor was SanDisk. The company's earnings and revenues accelerated on strong demand for its flash-memory cards, which are used in digital cameras, computers, and MP3 players. In the electrical equipment space,
UTStarcom was a standout. Despite concerns that the SARS outbreak would dampen
Asian business spending, the company's shares surged due to mounting demand for its telecom equipment in China and other developing markets.

The portfolio's software stake turned in mixed results. Amdocs, which provides billing systems to global communications service providers, advanced as the company captured market share from rivals. However, a position in video-game publisher Take-Two Interactive Software declined. Defense and aerospace companies, such as Lockheed Martin and Northrop Grumman, also fell.

Stock selection in the commercial services sector made that area another top contributor to performance. Secondary education providers continued to thrive as rising tuition costs among private and public colleges and universities lured students to alternatives. Elsewhere in the portfolio, investments in certain specialty and clothing stores in the consumer cyclical sector also boosted returns.

On the downside, investments in industrial and basic material companies detracted from performance, although

===============================================================================
 TOP FIVE INDUSTRIES AS OF JUNE 30, 2003
-------------------------------------------------------------------------------
===============================================================================
                                         % OF                  % OF
===============================================================================
                                       PORTFOLIO             PORTFOLIO
===============================================================================
                                      INVESTMENTS           INVESTMENTS
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        6/30/03              12/31/02
-------------------------------------------------------------------------------
Medical Providers
& Services                               17.7%                 15.0%
-------------------------------------------------------------------------------
Medical Products
& Supplies                                9.2%                  9.9%
-------------------------------------------------------------------------------
Specialty Stores                          9.0%                  5.2%
-------------------------------------------------------------------------------
Information Services                      6.7%                  7.5%
-------------------------------------------------------------------------------
Drugs                                     5.8%                  5.2%
-------------------------------------------------------------------------------

===============================================================================
 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        6/30/03              12/31/02
-------------------------------------------------------------------------------
U.S. Common Stocks                       86.1%                 86.4%
-------------------------------------------------------------------------------
Foreign Common Stocks                    13.9%                  4.9%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                   100.0%                 91.3%
-------------------------------------------------------------------------------
Temporary Cash
Investments                                 --                  8.7%
-------------------------------------------------------------------------------

they each represented a relatively small portion of the portfolio. Additionally,
VP Vista's positions in certain broadcast media companies, including Emmis
Communications, detracted from the portfolio's six-month returns.

While VP Vista's management team is encouraged by the resilience the economy and the market have demonstrated, they expect volatility to remain an issue. The
Federal Reserve has reduced interest rates to levels not seen in a generation, but important segments of the economy still suffer from excess supply and weak demand. Despite the difficult environment, some companies will be able to grow their businesses. By searching for mid-sized companies growing at accelerating rates today, the team believes it can position VP Vista for long-term outperformance.

-----
    4

VP Vista - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
================================================================================

 COMMON STOCKS - 100.0%

AIRLINES - 1.1%
--------------------------------------------------------------------------------
            1,046  Continental Airlines Inc.(1)                         $15,659
--------------------------------------------------------------------------------

APPAREL & TEXTILES - 1.0%
--------------------------------------------------------------------------------
              141  Puma AG Rudolf Dassler Sport ORD                      14,005
--------------------------------------------------------------------------------

BANKS - 1.8%
--------------------------------------------------------------------------------
              294  UCBH Holdings Inc.                                     8,432
--------------------------------------------------------------------------------
            1,113  W Holding Company, Inc.                               18,832
--------------------------------------------------------------------------------
                                                                         27,264
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 1.7%
--------------------------------------------------------------------------------
            1,997  QLT Inc.(1)                                           25,360
--------------------------------------------------------------------------------

CLOTHING STORES - 0.6%
--------------------------------------------------------------------------------
              321  Hot Topic, Inc.(1)                                     8,638
--------------------------------------------------------------------------------

COMPUTER HARDWARE & BUSINESS MACHINES - 1.5%
--------------------------------------------------------------------------------
              667  Research In Motion Ltd.(1)                            14,414
--------------------------------------------------------------------------------
              731  Xerox Corp.(1)                                         7,741
--------------------------------------------------------------------------------
                                                                         22,155
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - 4.1%
--------------------------------------------------------------------------------
            1,494  Amdocs Ltd.(1)                                        35,856
--------------------------------------------------------------------------------
              155  Kronos Inc.(1)                                         7,876
--------------------------------------------------------------------------------
              145  Synopsys, Inc.(1)                                      8,968
--------------------------------------------------------------------------------
              403  THQ, Inc.(1)                                           7,254
--------------------------------------------------------------------------------
                                                                         59,954
--------------------------------------------------------------------------------

CONSUMER DURABLES - 0.8%
--------------------------------------------------------------------------------
              141  Harman International Industries Inc.                  11,159
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE - 0.5%
--------------------------------------------------------------------------------
              244  Flir Systems Inc.(1)                                   7,357
--------------------------------------------------------------------------------

DEPARTMENT STORES - 0.7%
--------------------------------------------------------------------------------
              529  Dollar General Corp.                                   9,660
--------------------------------------------------------------------------------

DRUGS - 5.8%
--------------------------------------------------------------------------------
              836  Andrx Corp.(1)                                        16,636
--------------------------------------------------------------------------------
              617  Biovail Corporation(1)                                29,036
--------------------------------------------------------------------------------
            1,197  Elan Corp. plc ADR(1)                                  6,751
--------------------------------------------------------------------------------
              578  Teva Pharmaceutical
                   Industries Ltd. ADR                                   32,906
--------------------------------------------------------------------------------
                                                                         85,329
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 4.7%
--------------------------------------------------------------------------------
              209  Garmin Ltd.(1)                                         8,333
--------------------------------------------------------------------------------
              696  Plantronics, Inc.(1)                                  15,082
--------------------------------------------------------------------------------
              706  Scientific-Atlanta, Inc.                              16,831
--------------------------------------------------------------------------------
              826  UTStarcom Inc.(1)                                     29,381
--------------------------------------------------------------------------------
                                                                         69,627
--------------------------------------------------------------------------------

ELECTRICAL UTILITIES - 1.0%
--------------------------------------------------------------------------------
              173  Ameren Corp.                                           7,629
--------------------------------------------------------------------------------
              211  Cinergy Corp.                                          7,763
--------------------------------------------------------------------------------
                                                                         15,392
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 2.7%
-------------------------------------------------------------------------------
              143  Evergreen Resources, Inc.(1)                         47,766
--------------------------------------------------------------------------------
              183  Newfield Exploration Company(1)                       6,872
--------------------------------------------------------------------------------
              203  Stone Energy Corporation(1)                           8,510
--------------------------------------------------------------------------------
              280  Tom Brown, Inc.(1)                                    7,781
--------------------------------------------------------------------------------
              455  XTO Energy Inc.                                       9,150
--------------------------------------------------------------------------------
                                                                        40,079
--------------------------------------------------------------------------------

FINANCIAL SERVICES - 1.4%
-------------------------------------------------------------------------------
              391  Hilb, Rogal & Hamilton Co.                           13,309
--------------------------------------------------------------------------------
              411  ICAP plc ORD                                          7,750
--------------------------------------------------------------------------------
                                                                        21,059
--------------------------------------------------------------------------------

FOOD & BEVERAGE - 1.7%
-------------------------------------------------------------------------------
              669  Performance Food Group Co.(1)                        24,753
--------------------------------------------------------------------------------

INDUSTRIAL PARTS - 0.9%
-------------------------------------------------------------------------------
              619  Pall Corp.                                           13,928
--------------------------------------------------------------------------------

INFORMATION SERVICES - 6.7%
-------------------------------------------------------------------------------
              526  Apollo Group Inc. Cl A(1)                            32,486
--------------------------------------------------------------------------------
              225  Career Education Corp.(1)                            15,395
--------------------------------------------------------------------------------
              942  Computer Sciences Corp.(1)                           35,909
--------------------------------------------------------------------------------
              318  Corinthian Colleges, Inc.(1)                         15,445
--------------------------------------------------------------------------------
                                                                        99,235
--------------------------------------------------------------------------------

INTERNET - 2.5%
-------------------------------------------------------------------------------
              140  eBay Inc.(1)                                         14,585
--------------------------------------------------------------------------------
              883  United Online, Inc.(1)                               22,375
--------------------------------------------------------------------------------
                                                                        36,960
--------------------------------------------------------------------------------

MEDIA - 3.7%
-------------------------------------------------------------------------------
            1,343  EchoStar Communications
                   Corp. Cl A(1)                                        46,495
-------------------------------------------------------------------------------
              201  Getty Images Inc.(1)                                  8,301
--------------------------------------------------------------------------------
                                                                        54,796
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 9.2%
-------------------------------------------------------------------------------
              828  Boston Scientific Corp.(1)                           50,590
--------------------------------------------------------------------------------
              909  Cooper Companies, Inc. (The)                         31,606
--------------------------------------------------------------------------------
              118  Gen-Probe Incorporated(1)                             4,823
--------------------------------------------------------------------------------
              744  Inamed Corp.(1)                                      39,944
--------------------------------------------------------------------------------
              131  Varian Medical Systems, Inc.(1)                       7,542
--------------------------------------------------------------------------------
                                                                       134,505
--------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 17.7%
-------------------------------------------------------------------------------
              245  AdvancePCS(1)                                         9,366
--------------------------------------------------------------------------------
              668  AETNA Inc.                                           40,214
--------------------------------------------------------------------------------
              312  Anthem, Inc.(1)                                      24,071
--------------------------------------------------------------------------------
              751  Caremark Rx Inc.(1)                                  19,286
--------------------------------------------------------------------------------
            1,740  Coventry Health Care Inc.(1)                         80,318
--------------------------------------------------------------------------------
              751  Humana Inc.(1)                                       11,340
--------------------------------------------------------------------------------
              355  Omnicare, Inc.                                       11,995
--------------------------------------------------------------------------------
              237  PacifiCare Health Systems, Inc.(1)                   11,691
--------------------------------------------------------------------------------
              608  Wellpoint Health Networks Inc.(1)                    51,254
--------------------------------------------------------------------------------
                                                                       259,535
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

                                                                          -----
                                                                          5

VP Vista - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

MINING & METALS - 1.1%
--------------------------------------------------------------------------------
              325  Arch Coal Inc.                                       $7,468
--------------------------------------------------------------------------------
              270  Massey Energy Co.                                     3,551
--------------------------------------------------------------------------------
              154  Peabody Energy Corp.                                  5,173
--------------------------------------------------------------------------------
                                                                        16,192
--------------------------------------------------------------------------------

OIL REFINING - 0.5%
--------------------------------------------------------------------------------
              142  Kinder Morgan, Inc.                                   7,760
--------------------------------------------------------------------------------

OIL SERVICES - 2.6%
--------------------------------------------------------------------------------
            1,612  Pride International Inc.(1)                          30,338
--------------------------------------------------------------------------------
              188  Weatherford International Ltd.(1)                     7,877
--------------------------------------------------------------------------------
                                                                        38,215
--------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE - 3.2%
--------------------------------------------------------------------------------
              104  Everest Re Group, Ltd.                                7,956
--------------------------------------------------------------------------------
              832  HCC Insurance Holdings, Inc.                         24,602
--------------------------------------------------------------------------------
              337  RenaissanceRe Holdings Ltd.                          15,340
--------------------------------------------------------------------------------
                                                                        47,898
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.8%
--------------------------------------------------------------------------------
              151  Chelsea Property Group Inc.                           6,086
--------------------------------------------------------------------------------
              153  Pan Pacific Retail Properties, Inc.                   6,021
--------------------------------------------------------------------------------
                                                                        12,107
--------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT - 2.1%
--------------------------------------------------------------------------------
              426  Bear Stearns Companies Inc. (The)                    30,851
--------------------------------------------------------------------------------

SEMICONDUCTOR - 4.6%
--------------------------------------------------------------------------------
              273  Marvell Technology Group Ltd.(1)                      9,383
--------------------------------------------------------------------------------
              826  OmniVision Technologies, Inc.(1)                     25,771
--------------------------------------------------------------------------------
              807  SanDisk Corp.(1)                                     32,563
--------------------------------------------------------------------------------
                                                                        67,717
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

SPECIALTY STORES - 9.0%
-------------------------------------------------------------------------------
              237  Best Buy Co., Inc.(1)                               $10,409
--------------------------------------------------------------------------------
              327  Claire's Stores Inc.                                  8,293
--------------------------------------------------------------------------------
            2,024  Hollywood Entertainment Corp.(1)                     34,814
--------------------------------------------------------------------------------
              238  Michaels Stores, Inc.(1)                              9,058
--------------------------------------------------------------------------------
            1,372  Movie Gallery, Inc.(1)                               25,313
--------------------------------------------------------------------------------
              244  O'Reilly Automotive, Inc.(1)                          8,147
--------------------------------------------------------------------------------
            3,717  Officemax Inc.(1)                                    24,346
--------------------------------------------------------------------------------
              460  Sharper Image Corporation(1)                         12,544
--------------------------------------------------------------------------------
                                                                       132,924
--------------------------------------------------------------------------------

TELEPHONE - 0.3%
-------------------------------------------------------------------------------
              727  Primus Telecommunications
                   Group, Inc.(1)                                        3,737
-------------------------------------------------------------------------------

TRUCKING, SHIPPING & AIR FREIGHT - 1.6%
-------------------------------------------------------------------------------
              173  C.H. Robinson Worldwide, Inc.                         6,152
--------------------------------------------------------------------------------
              421  Heartland Express, Inc.(1)                            9,367
--------------------------------------------------------------------------------
               88  Knight Transportation Inc.(1)                         2,191
--------------------------------------------------------------------------------
              209  UTI Worldwide Inc.(1)                                 6,519
--------------------------------------------------------------------------------
                                                                        24,229
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS - 2.4%
--------------------------------------------------------------------------------
              134  Mobile Telesystems ADR(1)                             7,906
--------------------------------------------------------------------------------
              833  Nextel Communications, Inc.(1)                       15,061
--------------------------------------------------------------------------------
              489  Nextel Partners, Inc. Cl A(1)                         3,570
--------------------------------------------------------------------------------
              205  AO VimpelCom ADR(1)                                   9,520
--------------------------------------------------------------------------------
                                                                        36,057
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $1,207,363)                                                   $1,474,096
================================================================================

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

 Contracts to Sell    Settlement Date      Value      Unrealized Gain (Loss)
-------------------------------------------------------------------------------
    8,706 EURO           7/31/03           $9,987            $(47)
-------------------------------------------------------------------------------
    2,283 GBP            7/31/03            3,773              11
-------------------------------------------------------------------------------
                                          $13,760            $(36)
                                       ========================================

(Value on Settlement Date $13,724)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.
================================================================================

 NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
GBP = British Pound
ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

-----
   6

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
================================================================================
ASSETS
--------------------------------------------------------------------
Investment securities, at value (cost of $1,207,363)                 $1,474,096
--------------------------------------------------------------------
Cash                                                                     90,655
--------------------------------------------------------------------
Receivable for investments sold                                           5,611
--------------------------------------------------------------------
Receivable for forward foreign currency contracts                            11
--------------------------------------------------------------------
Dividends and interest receivable                                           226
--------------------------------------------------------------------------------
                                                                      1,570,599
--------------------------------------------------------------------------------
================================================================================
LIABILITIES
--------------------------------------------------------------------
Payable for investments purchased                                         9,822
--------------------------------------------------------------------
Payable for forward foreign currency contracts                               47
--------------------------------------------------------------------
Accrued management fees                                                   1,262
--------------------------------------------------------------------------------
                                                                         11,131
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,559,468
================================================================================
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                          100,000,000
================================================================================
Outstanding                                                             161,900
================================================================================

NET ASSET VALUE PER SHARE                                                 $9.63
================================================================================
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $1,562,059
--------------------------------------------------------------------
Accumulated net investment loss                                          (4,236)
--------------------------------------------------------------------
Accumulated net realized loss on investment and foreign currency
transactions                                                           (265,052)
--------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                            266,697
--------------------------------------------------------------------------------
                                                                     $1,559,468
================================================================================

See Notes to Financial Statements.

                                                                         -----
                                                                         7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
================================================================================
INVESTMENT LOSS

INCOME:
--------------------------------------------------------------------
Dividends                                                                $1,648
--------------------------------------------------------------------
Interest                                                                    418
--------------------------------------------------------------------------------
                                                                          2,066
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                           6,294
--------------------------------------------------------------------
Directors' fees and expenses                                                  8
--------------------------------------------------------------------------------
                                                                          6,302
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      (4,236)
--------------------------------------------------------------------------------
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------
Net realized loss on investment and foreign currency transactions       (13,522)
--------------------------------------------------------------------
Change in net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                         254,004
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                        240,482
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $236,246
================================================================================

See Notes to Financial Statements.

-----
    8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                       2003        2002
================================================================================
OPERATIONS
---------------------------------------------------------
Net investment loss                                       $ (4,236)   $ (3,365)
---------------------------------------------------------

Net realized loss                                          (13,522)   (230,242)
---------------------------------------------------------
Change in net unrealized appreciation                      254,004     (25,144)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                  236,246    (258,751)
--------------------------------------------------------------------------------
================================================================================
CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------
Proceeds from shares sold                                  255,097   1,118,316
---------------------------------------------------------
Payments for shares redeemed                               (95,767)   (767,716)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                                 159,330     350,600
================================================================================

NET INCREASE IN NET ASSETS                                 395,576      91,849
================================================================================
NET ASSETS

Beginning of period                                      1,163,892   1,072,043
--------------------------------------------------------------------------------
End of period                                           $1,559,468  $1,163,892
================================================================================

Accumulated net investment loss                            $(4,236)         --
================================================================================
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
---------------------------------------------------------
Sold                                                        30,472     126,639
---------------------------------------------------------
Redeemed                                                   (11,468)    (89,414)
--------------------------------------------------------------------------------
Net increase                                                19,004      37,225
================================================================================

See Notes to Financial Statements.

                                                                         -----
                                                                         9

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. The fund seeks to achieve its investment objective by investing in companies with medium to small market capitalization. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the

                                                                     (continued)

-----
   10

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

At December 31, 2002, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $218,124 (expiring in 2009 through
2010), which may be used to offset future taxable gains.

The fund has elected to treat $22,492 of net capital losses incurred in the two-month period ended December 31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The annual management fee for the fund is 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended June 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

                                                                    (continued)

                                                                         -----
                                                                         11

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were $1,699,453 and $1,517,335, respectively.

At June 30, 2003, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $1,218,277
================================================================================
Gross tax appreciation of investments                                 $271,189
--------------------------------------------------------------------
Gross tax depreciation of investments                                  (15,370)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                   $255,819
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

 4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2003.

-----
   12

VP Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                               2003(1)       2002        2001(2)
================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period           $8.15       $10.15       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Loss                          (0.03)       (0.02)       (0.01)
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)       1.51        (1.98)        0.16
--------------------------------------------------------------------------------
  Total From Investment Operations              1.48        (2.00)        0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $9.63        $8.15       $10.15
================================================================================
  TOTAL RETURN(3)                              18.16%      (19.70)%       1.50%
================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                        1.00%(4)        1.00%     1.00%(4)
----------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (0.67)%(4)      (0.29)%   (0.32)%(4)
----------------------------------------------
Portfolio Turnover Rate                         126%          294%         50%
----------------------------------------------
Net Assets, End of Period (in thousands)      $1,559        $1,164      $1,072
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2003 (unaudited).

(2) October 5, 2001 (inception) through December 31, 2001.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

                                                                         -----
                                                                         13

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as portfolio performance comparison. It is not an investment product available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

-----
   14

Notes

                                                                          -----
                                                                          15

Notes

-----
   16

[blank inside back cover]

[BACK COVER]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                 American Century Investment Services, Inc.
SH-SAN-34962                      (c)2003 American Century Services Corporation

Item 2 - N/A

Item 3 - N/A

Item 4 - N/A

Item 5 - Reserved

Item 6 - Reserved

Item 7 - N/A

Item 8 - Reserved

Item 9. Controls and Procedures.

(a)      The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
         Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

10(a) - N/A

10(b) - Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Variable Portfolios, Inc.

By:   /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  August 18, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  August 18, 2003

By:   /s/Maryanne L. Roepke
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer and
               Chief Accounting Officer (principal financial officer)

Date:  August 18, 2003